     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 9, 2007

                                                              FILE NO. 033-28551

                                                                       811-04613

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D. C. 20549

                                  ------------

                                    FORM N-6

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 30                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 50                                                            /X/

                               VARIABLE ACCOUNT C

                           (Exact Name of Registrant)

                        UNION SECURITY INSURANCE COMPANY

                              (Name of Depositor)

                              500 BIELENBERG DRIVE
                           WOODBURY, MINNESOTA 55125

                   (Address of Depositor's Principal Offices)

                                 (860) 843-3585

              (Depositor's Telephone Number, Including Area Code)

                              JERRY K. SCHEINFELDT
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

            INDIVIDUAL VARIABLE LIFE CONTRACTS -- THE REGISTRANT HAS
           REGISTERED AN INDEFINITE AMOUNT OF SECURITIES PURSUANT TO
         RULE 24F-2 OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 1, 2007, pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              , pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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
                        NOTICE TO EXISTING POLICY OWNERS

This product prospectus will be distributed to prospective purchasers in connection with sales occurring on or after May 1, 2007. However, it will also be distributed to owners who purchase their policy before May 1, 2007.

Prospectuses for policies often undergo certain changes in their terms from year to year to reflect any changes in the policies. The changes include such things as the liberalization of benefits, the exercise of rights reserved under the policy, the alteration of administrative procedures and changes in the investment options available. Any such change may OR MAY NOT apply to policies issued prior to the effective date of the change. This product prospectus reflects the status of the product as of May 1, 2007. Therefore, this prospectus may contain information that is inapplicable to your policy. You should consult your policy to verify whether any particular provision applies to you and which investment options you may elect. In the event of any conflict between this prospectus and your policy, the terms of your policy will control.

                                     PART A

WALL STREET SERIES VUL220


FLEXIBLE PREMIUM INDIVIDUAL VARIABLE LIFE INSURANCE POLICIES
VARIABLE ACCOUNT C
UNION SECURITY INSURANCE COMPANY


MAILING ADDRESS:                         STREET ADDRESS:
P.O. BOX 64284                           500 BIELENBERG DRIVE
ST. PAUL, MN 55164                       WOODBURY, MN 55125

TELEPHONE: 1 800-800-2000 EXT. 13028


PROSPECTUS DATED MAY 1, 2007


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--------------------------------------------------------------------------------

This Prospectus describes information you should know before you purchase Wall Street Series VUL220 variable life insurance. Please read it carefully before you purchase your variable life insurance policy (policy). Some policy features may not be available in some states and there may be variations in your Policy from descriptions contained in this prospectus because of differences in state law that affect the Policies.

Wall Street Series VUL220 is a flexible premium variable life insurance policy. It is:

X Flexible premium, because you may add payments to your policy after the first payment.

X Variable, because the value of your life insurance policy will fluctuate with the performance of the underlying funds.

You must allocate your Premium Payment to "Sub-Accounts." The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products and certain other non-public investors ("Funds"). These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund even though they may have similar investment strategies and the same portfolio managers as retail mutual funds. This policy offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following portfolio companies: Hartford Series Fund, Inc. and Hartford Series Fund II, Inc. The Funds are described in greater detail in "The Funds" section of this prospectus.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


The policy may not be available for sale in all states. This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus. Replacing any existing life insurance policy with this policy may not be to your advantage.


This prospectus can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).

This life insurance policy IS NOT:

-   a bank deposit or obligation;

-   federally insured; or

-   endorsed by any bank or governmental agency.

2                                           UNION SECURITY INSURANCE COMPANY

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TABLE OF CONTENTS


                                                                          PAGE
--------------------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                                  3
FEE TABLES                                                                     5
ABOUT US                                                                       9
  Union Security Insurance Company                                             9
  Variable Account C                                                           9
  The Funds                                                                    9
  The General Account                                                         12
CHARGES AND DEDUCTIONS                                                        12
YOUR POLICY                                                                   15
PREMIUMS                                                                      20
DEATH BENEFITS AND POLICY VALUES                                              23
MAKING WITHDRAWALS FROM YOUR POLICY                                           24
LOANS                                                                         24
LAPSE AND REINSTATEMENT                                                       25
FEDERAL TAX CONSIDERATIONS                                                    26
LEGAL PROCEEDINGS                                                             31
RESTRICTIONS ON FINANCIAL TRANSACTIONS                                        31
FINANCIAL STATEMENTS                                                          31
GLOSSARY OF SPECIAL TERMS                                                     32
WHERE YOU CAN FIND MORE INFORMATION                                           33
STATEMENT OF ADDITIONAL INFORMATION

UNION SECURITY INSURANCE COMPANY                                           3

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SUMMARY OF BENEFITS AND RISKS

This section contains a summary of the benefits available under the policy and the principal risks of purchasing the policy. It is only a summary and you should read the entire prospectus.

BENEFITS OF YOUR POLICY

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- While the policy is in force and when the insured dies, we pay a death benefit to your beneficiary. You select one of two death benefit options:

-   LEVEL OPTION ("OPTION A"): The death benefit equals the current Face Amount.

- RETURN OF POLICY VALUE OPTION ("OPTION B"): The death benefit is the current Face Amount plus the Policy Value of your policy.

The death benefit is reduced by any money you owe us, such as outstanding loans, loan interest, or unpaid charges. You may change your death benefit option under certain circumstances. You may increase or decrease the Face Amount on your policy under certain circumstances.

GUARANTEED DEATH BENEFIT -- Generally, your death benefit coverage will last as long as there is enough Cash Surrender Value in your policy to pay for the monthly charges we deduct. Since this is a variable life policy, values of your policy will fluctuate based on the performance of the underlying investment options you have chosen. Without the Guaranteed Death Benefit your policy will lapse if the Cash Surrender Value of your policy is insufficient to pay your monthly charges. However, when the Guaranteed Death Benefit feature is in effect, the policy will not lapse, regardless of the investment performance of the underlying funds.

INVESTMENT OPTIONS -- You may invest in a variety of investment options and a General Account. You may transfer money among your investment choices, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose how you pay premiums. You choose a planned premium when you purchase the policy. You may change your planned premium, or pay additional premiums any time, subject to certain limitations.

RIGHT TO EXAMINE YOUR POLICY -- You have a limited right to return the policy for cancellation after purchase. See "Your Policy - Policy Rights."

WITHDRAWALS AND SURRENDERS -- You may take money out of your policy once per year after the first policy year, subject to certain minimums. You may also surrender your policy in full. (See "Risks of Your Policy," below).

LOANS -- You may take a loan on the policy. The policy secures the loan.

SETTLEMENT OPTIONS -- You or your beneficiary may choose to receive the proceeds of the policy over a period of time by using one of several settlement options.

OPTIONAL COVERAGE -- You may add other coverages to your policy. See "Your Policy -- Other Benefits."

TAX BENEFITS -- In most cases, you are not taxed on earnings until you take earnings out of the policy (commonly known as "tax-deferral"). The death benefit may be subject to Federal and state estate taxes but your beneficiary will generally not be subject to income tax on the death benefit.

RISKS OF YOUR POLICY

This is a brief description of the principal risks of the policy.

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of the investment options you choose. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed. Charges and fees may have a significant impact on policy Account Value and the investment performance of the Sub-Accounts (particularly with policies with lower Account Value).You should read the prospectuses for the Funds for information about the risks of each investment option.

UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long term financial planning. You should not purchase the policy if you will need the premium payment in a short time period because surrenders may be subject to a surrender charge. The surrender charge is proportionally higher during the early years of the policy, and may more than offset any increase in Policy Value.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes too low to support the policy's monthly charges. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

WITHDRAWAL LIMITATIONS -- You are limited to one withdrawal per year after the first policy year. Withdrawals will reduce your policy's death benefit, and may be subject to a transaction fee.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the General Account.

LOANS -- Taking a loan from your policy may increase the risk that your policy will lapse, will have a permanent effect on the policy's Policy Value, and will reduce the death proceeds.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any loans, withdrawals or other amounts from the policy, and you may be subject to a 10% penalty tax. Under certain circumstances (usually if you prefund future benefits in seven years or less), your policy may become

4                                           UNION SECURITY INSURANCE COMPANY

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a modified endowment policy under federal tax law. If these circumstances were to occur, loans and other pre-death distributions are includable in gross income on an income first basis, and may be subject to a 10% penalty (unless you have attained age 59 1/2). You should consult with a tax adviser before taking steps that may affect whether your policy becomes a modified endowment policy. There could be significant adverse tax consequences if the policy should lapse or be surrendered when there are loans outstanding. See "Taxes."

TAX LAW CHANGES -- Tax laws, regulations, and interpretations are subject to change. Such changes may impact the expected benefits of purchasing this policy.

CREDIT RISK -- Any Death Benefit gurantee products by the policy or any rider and the Fixed Account obligations depend on the Company's financial ability to fulfill its obligations. You should review the Company's financial statements which are available upon request and are attached to the Statement of Additional Information (SAI).

INCREASE IN CURRENT FEES AND EXPENSES -- Certain policy fees and expenses may be currently charged at less than their maximum amounts. We may increase these current fees and expenses up to the guaranteed maximum levels.

UNION SECURITY INSURANCE COMPANY                                           5

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FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, take a withdrawal or transfer cash value between investment options.

TRANSACTION FEES

       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Sales Charge (1)      Through monthly and daily deductions      Maximum Charge:
                      from policy value.                        7.5% of each premium payment.
Premium Tax Charge    Through monthly and daily deductions      Maximum Charge:
(1)                   from policy value.                        2.5% of each premium payment
                                                                Current Charge:
                                                                2.2% of each premium payment
Surrender Charge      When your policy lapses or is             Maximum Charge:
                      surrendered during the first 11 policy    $40.00 per $1,000 of Face Amount surrendered.
                      years, or during the first 11 years
                      after any requested increase in Face
                      Amount.
Transaction Fee       When you make a withdrawal or a transfer  Maximum Charge:
                      between investment options.               Lesser of $25 or 2% of the amount withdrawn or transferred.
                                                                Current Charge:
                                                                $0 per transaction.
Loan Interest Rate    Annually in advance if you have taken a   6.97% annually
(2)                   loan on your policy.

(1) Currently we assess both the sales charge and the premium tax charge through a monthly deduction of $4.00 from your Policy Value, and a daily deduction at an annual rate of 0.27% of your Policy Value invested in the Sub-Accounts. We reserve the right to take up to 2.5% for Premium tax directly from the premium paid. If taken from the premium, the amount taken through monthly and daily deductions will be reduced by a corresponding amount. The sales charge and the premium tax charge both combined will never exceed those maximum charges shown in the table above.

(2)  Loan Accounts are credited with interest at an annual rate of 5.0%.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES

       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance     Monthly.                                  Minimum Charge:
Charges (1)                                                     $0.47 per $1,000 of amount of risk for a female, issue age 4, during policy year 8.
                                                                Maximum Charge:
                                                                $378.76 per $1,000 of amount of risk for a male smoker, attained age
                                                                94.
                                                                Charge for representative insured:
                                                                $1.59 per $1,000 of amount of risk for a male non-smoker, issue age
                                                                35.
Monthly               Monthly.                                  Maximum Charge:
Administrative                                                  $7.50 plus $0.13 per $1,000 of Face Amount
Charge                                                          Current Charge:
                                                                $4.50 per month
Guaranteed Death      Monthly.                                  $0.01 per $1,000 of Face Amount
Benefit Charge
Mortality and         Daily.                                    0.90% annually of Policy Value invested in the Sub-Accounts.
Expense Risk Charge
Policy Value          Monthly.                                  $4.00 per month plus a daily deduction at an annual rate of 0.27%
Advances Recovery                                               ofPolicy Value invested in the Sub-Accounts.
Charge
Waiver of Selected    Monthly.                                  Minimum Charge:
Amount Rider (2)                                                $2.33 per $100 of selected amount for an insured age 18-37.
                                                                Maximum Charge:
                                                                $24.10 per $100 of selected amount for an insured age 59.
                                                                Charge for representative insured:
                                                                $2.33 per $100 of selected amount for an insured age 35.

6                                           UNION SECURITY INSURANCE COMPANY

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
       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Waiver of Monthly     Monthly.                                  Minimum Charge:
Deduction Rider (3)                                             $0.07 per $1,000 of amount at risk for a non-smoker, age 15.
                                                                Maximum Charge:
                                                                $6.32 per $1,000 of amount at risk for a smoker, age 59.
                                                                Charge for representative insured:
                                                                $0.13 per $1,000 of amount at risk for a non-smoker, age 35.
Additional Insured    Monthly.                                  Minimum Charge:
Rider (4)                                                       $0.39 per $1,000 of benefit for a female, issue age 0, during the first policy year.
                                                                Maximum Charge:
                                                                $326.09 per $1,000 of benefit for a male smoker, attained age 94.
                                                                Charge for representative insured:
                                                                $1.02 per $1,000 of benefit for a female, issue age 35, preferred non-smoker during the first policy year.
Primary Insured       Monthly.                                  Minimum Charge:
Rider (4)                                                       $0.22 per $1,000 of benefit for a female, issue age 0, during the first policy year.
                                                                Maximum Charge:
                                                                $326.09 per $1,000 of benefit for a male smoker, attained age 94.
                                                                Charge for representative insured:
                                                                $0.90 per $1,000 of benefit for a male, issue age 35, preferred non-smoker, during the first policy year.
Child Insurance       Monthly.                                  Maximum and Current Charge:
Rider                                                           $6.50 per $1,000 of benefit
Accelerated Benefit   At the time of receipt of a benefit.      Maximum Charge:
Rider                 Charge is an interest discount of the     10% interest discount plus $300
                      accelerated benefit plus an               Current Charge:
                      administrative charge.                    5.27% interest discount plus $50


(1) The cost of insurance charge varies based on individual characteristics of amount at risk, gender, age, policy year, and underwriting class. At any time the "amount at risk" is the death benefit reduced by a factor less the Policy Value. For substandard risks such as aviation, the charge includes a flat dollar amount per $1,000 of Face Amount. The charges shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by obtaining a personalized illustration free of charge from your financial representative or by calling us at 1-800-800-2000 ext. 13028.



(2) This charge varies based on individual characteristics of the selected amount to be waived, and the age of the insured. The charges shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by obtaining a personalized illustration free of charge from your financial representative or by calling us at 1-800-800-2000 ext. 13028.



(3) This charge varies based on individual characteristics of the amount at risk, underwriting class, and age of the insured. The charges shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by obtaining a personalized illustration free of charge from your financial representative or by calling us at 1-800-800-2000 ext. 13028.



(4) This charge varies based on individual characteristics of the amount of death benefit of the rider, underwriting class, policy year, and age of the insured. The charges shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by obtaining a personalized illustration free of charge from your financial representative or by calling us at 1-800-800-2000 ext. 13028.

UNION SECURITY INSURANCE COMPANY                                           7

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                         ANNUAL FUND OPERATING EXPENSES

Each Sub-account purchases shares of the corresponding underlying Fund at net asset value. The net asset value of an underlying Fund reflects the investment advisory fees and other expenses of the underlying Fund that are deducted from the assets in that underlying fund. These underlying Fund expenses may vary from year to year and are more fully described in each underlying Fund's prospectus.


The first table shows the minimum and maximum total operating expenses charged by the underlying Funds expressed as a percentage of average daily net assets, for the year ended December 31, 2006.



                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.34%              0.99%
(these are expenses that are deducted from Fund assets,
including management fees, distribution,
and/or service (12b-1) fees, and other expenses)

8                                           UNION SECURITY INSURANCE COMPANY

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                 INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES


The next table shows the Total Annual Fund Operating Expenses for each underlying Fund. The fees and expenses are expressed as a percentage of average net assets for the year ended December 31, 2006. Actual fees and expenses for the underlying Fund vary daily. As a result, the fees and expenses for any given day may be greater or less than the Total Annual Fund Operating Expenses listed below. More detail concerning each underlying Fund's fees and expenses is contained in the prospectus for each Fund. The information presented, including any expense reimbursement arrangements, is based on publicly available information and is qualified in its entirety by the then current prospectus for each underlying Fund. Not all of the funds listed below are available to new investments or transfers of contract value. Please refer to the fund objective table for more details.




                                                                        TOTAL ANNUAL
                                   MANAGEMENT            OTHER            OPERATING
UNDERLYING FUND                        FEE             EXPENSES           EXPENSES
---------------------------------------------------------------------------------------
HARTFORD HLS SERIES FUND II,
 INC.
Hartford Growth Opportunities
 HLS Fund -- Class IA                   0.61%              0.04%              0.65%
Hartford International Stock
 HLS Fund -- Class IA                   0.85%              0.08%              0.93%
Hartford LargeCap Growth HLS
 Fund -- Class IA                       0.62%              0.04%              0.66%
Hartford SmallCap Growth HLS
 Fund -- Class IA                       0.61%              0.03%              0.64%
Hartford SmallCap Value HLS
 Fund -- Class IA                       0.87%              0.12%              0.99%
Hartford U.S. Government
 Securities HLS Fund -- Class
 IA                                     0.45%              0.03%              0.48%
Hartford Value Opportunities
 HLS Fund -- Class IA                   0.62%              0.02%              0.64%
HARTFORD SERIES FUND, INC.
Hartford Advisers HLS Fund --
 Class IA                               0.60%              0.04%              0.64%
Hartford Capital Appreciation
 HLS Fund -- Class IA                   0.63%              0.04%              0.67%
Hartford Disciplined Equity
 HLS Fund -- Class IA                   0.68%              0.04%              0.72%
Hartford Dividend and Growth
 HLS Fund -- Class IA                   0.64%              0.03%              0.67%
Hartford Equity Income HLS
 Fund - - Class IA                      0.81%              0.04%              0.85%
Hartford Focus HLS Fund --
 Class IA                               0.80%              0.09%              0.89%
Hartford Global Advisers HLS
 Fund -- Class IA                       0.76%              0.06%              0.82%
Hartford Global Leaders HLS
 Fund -- Class IA                       0.70%              0.06%              0.76%
Hartford Growth HLS Fund --
 Class IA                               0.79%              0.05%              0.84%
Hartford High Yield HLS Fund
 --Class IA                             0.73%              0.04%              0.77%
Hartford Index HLS Fund --
 Class IA                               0.30%              0.04%              0.34%
Hartford International Capital
 Appreciation HLS Fund --
 Class IA                               0.80%              0.08%              0.88%
Hartford International
 Opportunities HLS Fund --
 Class IA                               0.67%              0.08%              0.75%
Hartford International Small
 Company HLS Fund -- Class IA           0.84%              0.09%              0.93%
Hartford Money Market HLS Fund
 - - Class IA                           0.45%              0.03%              0.48%
Hartford Stock HLS Fund --
 Class IA                               0.46%              0.03%              0.49%
Hartford Total Return Bond HLS
 Fund -- Class IA                       0.46%              0.04%              0.50%

                                    CONTRACTUAL           NET TOTAL
                                    FEE WAIVER             ANNUAL
                                  AND/OR EXPENSE          OPERATING
UNDERLYING FUND                    REIMBURSEMENT          EXPENSES
------------------------------  ----------------------------------------
HARTFORD HLS SERIES FUND II,
 INC.
Hartford Growth Opportunities
 HLS Fund -- Class IA                    N/A                   0.65%
Hartford International Stock
 HLS Fund -- Class IA                    N/A                   0.93%
Hartford LargeCap Growth HLS
 Fund -- Class IA                        N/A                   0.66%  (1)
Hartford SmallCap Growth HLS
 Fund -- Class IA                        N/A                   0.64%
Hartford SmallCap Value HLS
 Fund -- Class IA                        N/A                   0.99%
Hartford U.S. Government
 Securities HLS Fund -- Class
 IA                                      N/A                   0.48%
Hartford Value Opportunities
 HLS Fund -- Class IA                    N/A                   0.64%
HARTFORD SERIES FUND, INC.
Hartford Advisers HLS Fund --
 Class IA                                N/A                   0.64%
Hartford Capital Appreciation
 HLS Fund -- Class IA                    N/A                   0.67%
Hartford Disciplined Equity
 HLS Fund -- Class IA                    N/A                   0.72%
Hartford Dividend and Growth
 HLS Fund -- Class IA                    N/A                   0.67%
Hartford Equity Income HLS
 Fund - - Class IA                       N/A                   0.85%
Hartford Focus HLS Fund --
 Class IA                                N/A                   0.89%
Hartford Global Advisers HLS
 Fund -- Class IA                        N/A                   0.82%
Hartford Global Leaders HLS
 Fund -- Class IA                        N/A                   0.76%
Hartford Growth HLS Fund --
 Class IA                                N/A                   0.84%
Hartford High Yield HLS Fund
 --Class IA                              N/A                   0.77%  (2)
Hartford Index HLS Fund --
 Class IA                                N/A                   0.34%
Hartford International Capital
 Appreciation HLS Fund --
 Class IA                                N/A                   0.88%
Hartford International
 Opportunities HLS Fund --
 Class IA                                N/A                   0.75%
Hartford International Small
 Company HLS Fund -- Class IA            N/A                   0.93%
Hartford Money Market HLS Fund
 - - Class IA                            N/A                   0.48%  (3)
Hartford Stock HLS Fund --
 Class IA                                N/A                   0.49%
Hartford Total Return Bond HLS
 Fund -- Class IA                        N/A                   0.50%



(1) Effective November 13, 2006, HL Advisors voluntarily agreed to waive management fees of 0.21% of average total net assets until December 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.41% and assuming "Other Expenses" remain as set forth in the table above, the annual operating expenses you may pay if you buy and hold shares of the fund are 0.45%.



(2) Effective November 1, 2005, HL Advisors voluntarily agreed to waive management fees of 0.05% of average total net assets until October 31, 2006. The waiver has been continued until October 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.68% and assuming "Other Expenses" remain as set forth in the table above, the annual operating expenses you may pay if you buy and hold Class IA shares of the Fund are 0.72%.



(3) Effective January 1, 2007, HL Advisors voluntarily agreed to waive management fees of 0.05% of average total net assets until December 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.40% and assuming "Other Expenses" remain as set forth in the table above, the annual operating expenses you may pay if you buy and hold Class IA shares of the Fund are 0.43%.

UNION SECURITY INSURANCE COMPANY                                           9

-------------------------------------------------------------------------------

ABOUT US


UNION SECURITY INSURANCE COMPANY


Union Security Insurance Company ("Union Security") is the issuer of the contracts. Union Security is an Iowa corporation founded in 1910. It is qualified to sell life insurance and annuity contracts in the District of Columbia and in all states except New York.

Union Security is a wholly owned subsidiary of Assurant, Inc. Assurant, Inc. is the ultimate parent of Union Security Insurance Company. Assurant, Inc. is a premier provider of specialized insurance products and related services in North America and selected other international markets. Its stock is traded on the New York Stock Exchange under the symbol AIZ.

All of the guarantees and commitments under the contracts are general obligations of Union Security. None of Union Security's affiliated companies has any legal obligation to back Union Security's obligations under the contracts.

On April 1, 2001, Union Security entered into an agreement with Hartford Life and Annuity Insurance Company ("Hartford") to co-insure the obligations of Union Security under the variable annuity Contracts and to provide administration for the Contracts. Hartford was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford's offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

VARIABLE ACCOUNT C

The Sub-Accounts are subdivisions of our separate account, called Variable Account C. Income, gains and losses credited to, or charged against, the Separate Account reflect the Separate Account's own investment experience and not the investment experience of the Company's other assets. The Company is obligated to pay all amounts promised to policy owners under the policy. Your assets in the Separate Account are held exclusively for your benefit and may not be used for any of our other liabilities.

THE FUNDS

The Sub-Accounts of the Separate Account purchase shares of mutual funds set up exclusively for variable annuity and variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund, but they may have similar investment strategies and the same portfolio managers as retail mutual funds. You choose the Sub-Accounts that meet your investment style.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. In addition, in a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge and other policy charges, may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Account Value to a Money Market Sub-Account or participate in an Asset Allocation Program where Account Value is allocated to a Money Market Sub-Account under the applicable asset allocation model, that portion of your Account Value may decrease in value.

YOU MAY ORDER A FUND'S STATEMENT OF ADDITIONAL INFORMATION FREE OF CHARGE BY CALLING US AT 1-800-800-2000 EXTENSION 13028. You should read the following investment objectives and the prospectuses for each of the Funds listed below for detailed information about each Fund before investing. The Funds may not be available in all states.

You may also allocate some or all of your premium payments to the "General Account," which pays a declared interest rate. See "The General Account."

Below is a table that lists the underlying Funds in which the Sub-accounts invest, each Fund's investment adviser and sub-adviser, if applicable, and each Fund's investment objective. More detailed information concerning a Fund's investment objective, investment strategies, risks and expenses is contained in each Fund's prospectus.


FUNDING OPTION               INVESTMENT OBJECTIVE     INVESTMENT ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------
HARTFORD HLS SERIES FUND
II, INC.
 HARTFORD GROWTH           Capital appreciation       HL Investment Advisors, LLC
  OPPORTUNITIES HLS FUND                              Sub-advised by Wellington
  -- CLASS IA                                         Management Company, LLP
 HARTFORD INTERNATIONAL    Long-term capital          HL Investment Advisors, LLC
  STOCK HLS FUND -- CLASS  appreciation               Sub-advised by Lazard Asset
  IA                                                  Management, LLC
 HARTFORD LARGECAP GROWTH  Long-term growth of        HL Investment Advisors, LLC
  HLS FUND -- CLASS IA     capital                    Sub-advised by Hartford
                                                      Investment Management Company

10                                          UNION SECURITY INSURANCE COMPANY

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
FUNDING OPTION               INVESTMENT OBJECTIVE     INVESTMENT ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------
 HARTFORD SMALLCAP GROWTH  Maximize capital           HL Investment Advisors, LLC
  HLS FUND -- CLASS IA     appreciation               Sub-advised by Wellington
                                                      Management Company, LLP and
                                                      Hartford Investment Management
                                                      Company
 HARTFORD SMALLCAP VALUE   Capital appreciation       HL Investment Advisors, LLC
  HLS FUND -- CLASS IA                                Sub-advised by Kayne Anderson
                                                      Rudnick Investment Management,
                                                      LLC, Metropolitan West Capital
                                                      Management, LLC and SSgA Funds
                                                      Management, Inc.
 HARTFORD U.S. GOVERNMENT  Maximize total return      HL Investment Advisors, LLC
  SECURITIES HLS FUND --   with a high level of       Sub-advised by Hartford
  CLASS IA                 current income consistent  Investment Management Company
                           with prudent investment
                           risk
 HARTFORD VALUE            Capital appreciation       HL Investment Advisors, LLC
  OPPORTUNITIES HLS FUND                              Sub-advised by Wellington
  -- CLASS IA                                         Management Company, LLP
HARTFORD SERIES FUND,
INC.
 HARTFORD ADVISERS HLS     Maximum long-term total    HL Investment Advisors, LLC
  FUND -- CLASS IA         return                     Sub-advised by Wellington
                                                      Management Company, LLP
 HARTFORD CAPITAL          Growth of capital          HL Investment Advisors, LLC
  APPRECIATION HLS FUND                               Sub-advised by Wellington
  -- CLASS IA (1)                                     Management Company, LLP
 HARTFORD DISCIPLINED      Growth of capital          HL Investment Advisors, LLC
  EQUITY HLS FUND --                                  Sub-advised by Wellington
  CLASS IA                                            Management Company, LLP
 HARTFORD DIVIDEND AND     High level of current      HL Investment Advisors, LLC
  GROWTH HLS FUND --       income consistent with     Sub-advised by Wellington
  CLASS IA                 growth of capital          Management Company, LLP
 HARTFORD EQUITY INCOME    High level of current      HL Investment Advisors, LLC
  HLS FUND -- CLASS IA     income consistent with     Sub-advised by Wellington
                           growth of capital          Management Company, LLP
 HARTFORD FOCUS HLS FUND   Long-term capital          HL Investment Advisors, LLC
  -- CLASS IA (1)          appreciation               Sub-advised by Wellington
                                                      Management Company, LLP
 HARTFORD GLOBAL ADVISERS  Maximum long-term total    HL Investment Advisors, LLC
  HLS FUND -- CLASS IA     rate of return             Sub-advised by Wellington
                                                      Management Company, LLP
 HARTFORD GLOBAL LEADERS   Growth of capital          HL Investment Advisors, LLC
  HLS FUND -- CLASS IA                                Sub-advised by Wellington
                                                      Management Company, LLP
 HARTFORD GROWTH HLS FUND  Long-term capital          HL Investment Advisors, LLC
  -- CLASS IA              appreciation               Sub-advised by Wellington
                                                      Management Company, LLP
 HARTFORD HIGH YIELD HLS   High current income with   HL Investment Advisors, LLC
  FUND -- CLASS IA         growth of capital as a     Sub-advised by Hartford
                           secondary objective        Investment Management Company
 HARTFORD INDEX HLS FUND   Seeks to provide           HL Investment Advisors, LLC
  -- CLASS IA              investment results which   Sub-advised by Hartford
                           approximate the price and  Investment Management Company
                           yield performance of
                           publicly traded common
                           stocks in the aggregate
 HARTFORD INTERNATIONAL    Capital appreciation       HL Investment Advisors, LLC
  CAPITAL APPRECIATION                                Sub-advised by Wellington
  HLS FUND -- CLASS IA                                Management Company, LLP

UNION SECURITY INSURANCE COMPANY                                          11

-------------------------------------------------------------------------------


FUNDING OPTION               INVESTMENT OBJECTIVE     INVESTMENT ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL    Long-term growth of        HL Investment Advisors, LLC
  OPPORTUNITIES HLS FUND   capital                    Sub-advised by Wellington
  -- CLASS IA                                         Management Company, LLP
 HARTFORD INTERNATIONAL    Capital appreciation       HL Investment Advisors, LLC
  SMALL COMPANY HLS FUND                              Sub-advised by Wellington
  -- CLASS IA                                         Management Company, LLP
 HARTFORD MONEY MARKET     Maximum current income     HL Investment Advisors, LLC
  HLS FUND -- CLASS IA     consistent with liquidity  Sub-advised by Hartford
                           and preservation of        Investment Management Company
                           capital
 HARTFORD STOCK HLS FUND   Long-term growth of        HL Investment Advisors, LLC
  -- CLASS IA              capital                    Sub-advised by Wellington
                                                      Management Company, LLP
 HARTFORD TOTAL RETURN     Competitive total return,  HL Investment Advisors, LLC
  BOND HLS FUND -- CLASS   with income as a           Sub-advised by Hartford
  IA                       secondary objective        Investment Management Company



NOTES



(1) This prospectus describes two policies (one issued by Hartford Life Insurance Company and one issued by Hartford Life and Annuity Insurance Company). Refer to your policy to identify which policy you own.


MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectuses accompanying this prospectus.


VOTING RIGHTS -- We currently vote shares of the underlying Funds owned by the Separate Account according to the instructions of Policy Owners. However, if the 1940 Act or any related regulations or interpretations should change and we decide that we are permitted to vote the shares of the underlying Funds in our own right, we may decide to do so. For Sub-Accounts in which you have invested as of the record date, we will notify you of shareholder's meetings of the Funds purchased by those Sub-Accounts. We will send you proxy materials and instructions for you to provide voting instruction. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions. We determine the number of Fund shares that you may instruct us to vote by applying a conversion factor to each policy owner's unit balance. The conversion factor is calculated by dividing the total number of shares attributed to each sub-account by the total number of units in each sub-account. Fractional votes will be counted. We determine the number of shares as to which the policy owner may give instructions as of the record date for a Fund's shareholder meeting.



SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- Subject to any applicable law, we may make certain changes to the Underlying Funds offered under your Policy. We may, in our sole discretion, establish new Funds. New Funds may be made available to existing Policy Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger or liquidation.



We may eliminate the shares of any of the funds from the Policy for any reason and we may substitute shares of another registered investment company for shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC and we have notified you of the change.



In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Policy necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Policy Owner, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.



FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial and varying administrative service payments

12                                          UNION SECURITY INSURANCE COMPANY

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and Rule 12b-1 fees from certain Funds or related parties. These types of payments and fees are sometimes referred to as "revenue sharing" payments. We consider these payments and fees among a number of factors when deciding to add or keep a fund on the menu of Funds that we offer through the Policy. We collect these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Fund. We expect to make a profit on these fees.



The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance.



As of December 31, 2006, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from the following fund complexes (or affiliated entities): AIM Advisors, Inc., AllianceBerstein Variable Products Series Funds & AllianceBernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management Company, Fidelity Distributors Corporation, Franklin Templeton Services, LLC, Lord Abbett Series Fund & Lord Abbett Distributors, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distributors, Inc. & Morgan Stanley Select Dimensions Investment Series, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership, Van Kampen Life Investment Trust & Van Kampen Asset Management.



We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, are paid to provide administrative, processing, accounting and shareholder services for the HLS Funds.



Not all Fund complexes pay the same amounts of revenue sharing payments and/or Rule 12b-1 fees. Therefore, the amount or fees we collect may be greater or smaller based on the Funds you select. Revenue sharing and Rule 12b-1 fees do not exceed 0.50% and 0.25%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect $75 from that Fund). We will endeavor to update this listing annually and interim arrangements may not be reflected. For the fiscal year ended December 31, 2005, revenue sharing and Rule 12b-1 fees did not exceed $2,757,000. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.


THE GENERAL ACCOUNT


The portion of the prospectus relating to the General Account is not registered under the 1933 Act and the General Account is not registered as an investment company under the 1940 Act. The General Account is not subject to the provisions or restrictions of the 1933 Act or the 1940 Act and the staff of the SEC has not reviewed the disclosure regarding the General Account. The following disclosure about the General Account may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of disclosure.


The General Account credits at least 5% per year. We are not obligated to, but may, credit more than 5% per year. If we do, such rates are determined at our sole discretion. You assume the risk that, at any time, the General Account may credit no more than 5%.

CHARGES AND DEDUCTIONS

DEDUCTIONS FROM PREMIUM

Before your premium is allocated to the Sub-Accounts and/or the General Account, we may deduct a percentage from your premium for a sales charge and a premium tax charge. The amount allocated after the deductions is called your Net Premium.

SALES CHARGE AND PREMIUM TAX CHARGE -- Currently we assess both the sales charge and the premium tax charge through a monthly deduction of $4.00 from your Policy Value, and a daily deduction at an annual rate of 0.27% of your Policy Value invested in the Sub-Accounts. However, we reserve the right to deduct both charges directly from premium at the maximum rate. The maximum sales charge is 7.5% of premium. The maximum premium tax charge is 2.5% of premium.

We will continue to assess the monthly and daily deductions until an amount equal to 7.5% of premium has been recovered for the sale charge, and an amount equal to 2.2% of premium has been recovered for the premium tax charge. If we raise the premium tax charge to the maximum, the monthly and daily deductions would continue until an amount equal to 2.5% of premium has been recovered for the premium tax charge. Any sales charge or premium tax charge not recovered at the time of a surrender may be deducted as part of the surrender charge discussed below.

We will temporarily stop these monthly and daily deductions if we are making a similar deduction to recover Policy Value advances made to you. Once we have recovered the Policy Value advances, we will resume the monthly and daily deductions until the premium tax charge and sales charge are fully recovered.

DEDUCTIONS FROM POLICY VALUE

MONTHLY DEDUCTION AMOUNTS -- Each month we will deduct an amount from your Policy Value to pay for the benefits pro

UNION SECURITY INSURANCE COMPANY                                          13

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vided by your policy. This amount is called the Monthly Deduction Amount and equals the sum of:

-   the portion of sales charge and premium tax charge deducted monthly;

-   the charge for the cost of insurance;

-   the monthly administrative charge;

-   the guaranteed death benefit charge;

-   any charges for additional benefits provided by rider.

Each Monthly Deduction Amount will be deducted pro rata from the General Account and each of the Sub-Accounts, unless you instruct us otherwise. The Monthly Deduction Amount will vary from month to month.

SALES CHARGE AND PREMIUM TAX CHARGE -- We deduct a portion of the sales charge and premium tax charge as a monthly deduction from your Policy Value. See "Deductions from Premium."

COST OF INSURANCE CHARGE -- The charge for the cost of insurance equals:

-   the monthly cost of insurance rate per $1,000, multiplied by

-   the amount at risk, divided by

-   $1,000.

On any Monthly Activity Date, the amount at risk equals the Death Benefit divided by 1.0040741, less the Policy Value on that date, prior to assessing the Monthly Deduction Amount.

Cost of insurance rates are based on the age, sex, and rate class of the insured. Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Substandard risks will be charged higher cost of insurance rates. The multiple will be based on the insured's substandard rating. The charge for the cost of insurance for substandard risks may also include a flat amount applicable to certain special mortality risks such as aviation. The charge is a flat dollar amount per $1,000 of Face Amount.

Any changes in the cost of insurance rates will be made uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the insured's health.

Because your Policy Value and death benefit may vary from month to month, the cost of insurance may also vary on each Monthly Activity Date. The cost of insurance depends on your policy's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and charges assessed, rider charges, policy loans and changes to the Face Amount.

MONTHLY ADMINISTRATIVE CHARGE -- We deduct a monthly administrative charge from your Policy Value to compensate us for administrative costs of the policy. The current charge is $4.50 per month. The maximum charge is $7.50 per month plus $0.13 per $1,000 of Face Amount.

GUARANTEED DEATH BENEFIT CHARGE -- For the guaranteed death benefit, we charge $0.01 per $1,000 of Face Amount.

RIDER CHARGES -- If your policy includes riders, a charge applicable to the riders is made from the Policy Value each month. The charge applicable to these riders is to compensate us for the anticipated cost of providing these benefits and is specified on the applicable rider. For a description of the riders available, see "Your Policy -- Supplemental Benefits."

DAILY DEDUCTION AMOUNTS -- Each day we will deduct an amount from your Policy Value to pay for some of the benefits provided by your policy. These deductions are:

-   the portion of sales charge and premium tax charge deducted daily;

-   the mortality and expense risk charge.

SALES CHARGE AND PREMIUM TAX CHARGE -- We deduct a portion of the sales charge and premium tax charge as a daily deduction from your Policy Value. See "Deductions from Premium."

MORTALITY AND EXPENSE RISK CHARGE -- We deduct a daily charge for mortality and expense risk charge at an annual rate of 0.90% of your Policy Value invested in the Sub-Accounts.

The mortality and expense risk charge compensates us for mortality and expense risks assumed under the policies. The mortality risk assumed is that the cost of insurance charges are insufficient to meet actual claims. The expense risk assumed is that the expense incurred in issuing, distributing and administering the policies exceed the administrative charges and sales loads collected. Union Security may keep any difference between cost it incurs and the charges it collects.

SURRENDER CHARGE -- If your policy is surrendered or lapses during the first 11 policy years, or during the first 11 years after any requested increase in Face Amount, we assess a surrender charge.

The surrender charge is the sum of:

- Any portion of the premium tax and sales expense charges that have not yet been collected through periodic deductions;

-   The other contingent deferred sales charges described below; and

-   The charge for other policy (or increase) issuance expenses described below.

14                                          UNION SECURITY INSURANCE COMPANY

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The entire surrender charge is subject to an overall upper limit shown in the table below. The table also shows the amount by which the limit is increased by a Face Amount increase which you request. The amount of the surrender charge limit depends on the Face Amount and the age of the insured person as follows:

                                    OVERALL LIMIT ON SURRENDER
INSURED PERSON'S AGE AT TIME OF   CHARGE PER THOUSAND DOLLARS OF
POLICY ISSUANCE OR FACE AMOUNT      FACE AMOUNT OR FACE AMOUNT
           INCREASE                          INCREASE
-----------------------------------------------------------------
             0-30                             $9.00
            31-40                             $10.00
            41-45                             $12.00
            46-50                             $14.00
            51-55                             $16.00
            56-60                             $21.00
            61-65                             $28.00
         66 and above                         $40.00

Any amount of surrender charge decreases automatically by a constant amount each year beginning in the sixth year of its 11 year period referred to above until, in the twelfth year, it is zero.

For example, if the insured is age 52 at the time a policy with $100,000 of Face Amount is issued, the surrender charge would initially be $1,600, which is the result of $16.00 per $1,000 of the Face Amount. The surrender charge during the first 12 policy years would be as follows, assuming you do not increase your Face Amount:

                            MAXIMUM
    POLICY YEAR         SURRENDER CHARGE
------------------------------------------
         1                   $1,600
         2                   $1,600
         3                   $1,600
         4                   $1,600
         5                   $1,600
         6                   $1,371
         7                   $1,143
         8                    $914
         9                    $686
         10                   $457
         11                   $229
         12                    $0

CONTINGENT DEFERRED SALES CHARGE -- If your policy is surrendered or lapsed, we will impose a contingent deferred sales charge of 12% of the premiums that you paid in the first 2 policy years that do not exceed the sum of 12 recommended monthly minimum premiums. The contingent deferred sales charge is part of the surrender charge. If we increase the Face Amount of your policy upon your request, an additional contingent deferred sales charge will be applicable at the time of surrender. If we decrease the Face Amount of your policy upon your request, the contingent deferred sales charge may be less at the time of surrender. The contingent deferred sales charge will decrease beginning in the sixth year of its 11 year period and will be eliminated after the eleventh year.

If your policy is surrendered or lapsed following an increase in the Face Amount of your policy upon your request, you will pay an additional contingent deferred sales charge. The maximum additional contingent deferred sales charge will be 12% of the lesser of (1) the sum of 12 recommended monthly minimum premiums for the Face Amount increase or (2) the amount of actual premiums payments for the Face Amount increase for 2 years following the increase. The additional contingent deferred sales charge will decrease beginning in the sixth year of its 11 year period and will be eliminated after the eleventh year.

OTHER POLICY ISSUANCE EXPENSES CHARGE -- We will charge you $5.00 per thousand dollars of your policy's initial face value if your policy is surrendered or lapsed before your twelfth policy year. The charge for other policy expenses is part of the surrender charge. If we increase the Face Amount of your policy upon your request, we will charge you an additional $5.00 per thousand dollars of the policy increase. This charge will decrease beginning in the sixth year of its 11 year period and will be eliminated after the eleventh year.

POLICY VALUE ADVANCES RECOVERY CHARGE -- Starting at the end of your seventh policy year, you will receive credits to your account called policy value advances if your cumulative paid premiums meet specified requirements. While we currently do not do so, we reserve the right to recover the policy value advances that we paid into your account. If we chose to recover these advances, we would deduct $4.00 per month plus a daily deduction at an annual rate of .27% of your policy's net assets in the Separate Account. We would continue to make these deductions until we recovered the total policy value advances paid to your account.

TRANSACTION FEE -- We may charge a transaction fee of up to $25 for each withdrawal, although we have no current plans to do so. We may charge a transaction fee of $25 for each transfer between the Sub-Accounts and the General Account, although we have no current plans to do so.

CHARGES FOR THE FUNDS

The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

UNION SECURITY INSURANCE COMPANY                                          15

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YOUR POLICY

POLICY RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while the insured is alive and no beneficiary has been irrevocably named.

BENEFICIARY -- The beneficiary is the person you name in the application to receive any death benefit. You may change the beneficiary (unless irrevocably named) while the insured is alive by notifying us in writing. If no beneficiary is living when the insured dies, the death benefit will be paid to you if living; or, otherwise, to your estate.


INSURED -- The insured is the person on whose life the policy is issued. You name the insured in the application of the policy. The policy owner must have an insurable interest on the life of the insured in order for the policy to be valid under state law and for the policy to be considered life insurance for federal income tax purposes. An insurable interest generally exists when there is a demonstrable interest in something covered by an insurance policy, the loss of which would cause deprivation or financial loss. There must be a valid insurable interest at the time the policy is issued. If there is not a valid insurable interest, the policy will not provide the intended benefits. It is the responsibility of the policy owner to determine whether a proper insurable interest exists. Through our underwriting process, we will determine whether the insured is insurable.


ASSIGNMENT -- You may assign your policy. Until you notify us in writing, no assignment will be effective against your policy. We are not responsible for the validity of any assignment.

STATEMENTS -- We will send you a statement at least once each year, showing:

-   the current Policy Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

-   the amount of any Indebtedness;

-   any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.

RIGHT TO EXAMINE A POLICY -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your free look period. Your free look period begins on the day you get your policy and ends ten days after you get it (or longer in some states). In such event, the policy will be rescinded and we will pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: i) the Policy Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and, ii) any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy, your free look period and the amount paid to you upon the return of your policy vary by state.


REPLACEMENTS



A "replacement" occurs when a new policy is purchased and, in connection with the sale, an existing policy is surrendered, lapsed, forfeited, assigned to another insurer, otherwise terminated or used in a financial purchase. A "financial purchase" occurs when the purchase of a new life insurance policy or annuity contract involves the use of money obtained from the values of an existing life insurance policy or annuity contract through withdrawal, surrender or loan.



There are some circumstances where replacing your existing life insurance policy can benefit you. However, there are many circumstances where a replacement will not be in your best interest. You should carefully review the costs, benefits and features of your existing life insurance policy against a proposed policy to determine whether a replacement is in your best interest.


CONTRACT LIMITATIONS

ALLOCATIONS TO SUB-ACCOUNTS AND THE GENERAL ACCOUNT -- You may allocate amounts to a maximum of twenty (20) different Sub-Accounts and the General Account over the life of the policy. We may at any time limit the number of Sub-Accounts and the General Account that you may use.

TRANSFERS OF POLICY VALUE -- You may transfer your Policy Value from one investment option to another. We reserve the right to restrict transfers, to limit the number and amount of transfers, or to impose charges upon transfers. If we limit the number of transfers, the limit will never be less than four transfers per policy year.


CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?



During those phases of your Policy when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.



WHAT IS A SUB-ACCOUNT TRANSFER?



A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Account Value value among the underlying Funds available in your Policy. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.



WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?



Many Policy Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Policy Owners allocate Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account


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along with all Surrenders from that Sub-Account and determine how many shares of that underlying Fund we would need to sell to satisfy all Policy Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Premium Payments allocated to that Sub-Account and determine how many shares of that underlying Fund we would need to buy to satisfy all Policy Owners' "transfer-in" requests.



In addition, many of the underlying Funds that are available as investment options in our variable life policies are also available as investment options in variable annuity contracts, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and Policy Owners in these other products engage in similar transfer transactions.



We take advantage of our size and available technology to combine sales of a particular underlying Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular underlying Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the price you pay for or receive upon the purchase or sale of an investment option. This means that we sometimes reallocate shares of an underlying Fund rather than buy new shares or sell shares of the underlying Fund.



For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that underlying Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Policy Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same underlying Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.



ARE THERE ANY CHARGES FOR TRANSFERS AMONG SUB-ACCOUNTS?



Under the Policy, we have the right to assess an Administrative Transfer Fee of up to $25 per transfer after the first transfer you make in any month. We are currently not assessing Administrative Transfer Fees.



WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?



FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Policy Owners to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Account Value more than once a Valuation Day.



For Example:



- If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.



- If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.



- Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.



- Conversely, if you have $10,000 in Account Value distribution among 10 different Sub-Accounts and you request to transfer the Account Value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.



- However, you cannot transfer the same Account Value more than once in one day. That means if you have $10,000 in a Money Market Fund Sub-Account and you transfer all $10,000 into a Stock Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Stock Fund Sub-Account into another Sub-Account.



SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (THE "TRANSFER RULE") BY U.S. MAIL, VOICE RESPONSE UNIT, INTERNET, TELEPHONE, SAME DAY MAIL OR COURIER SERVICE. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests (and any trade cancellation requests) in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet, same day mail service or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.



We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.



The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on an underlying Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.


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We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.


THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Policy if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Policy if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same underlying Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of an underlying Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:



ABUSIVE TRANSFER POLICY (EFFECTIVE UNTIL JULY 1, 2007)



Regardless of the number of Sub-Account transfers you have done under the Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Policy.



We rely on the underlying Funds to identify a pattern or frequency of Sub-Account transfers that the underlying Fund wants us to investigate. Most often, the underlying Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once an underlying Fund contacts us, we run a report that identifies all Policy Owners who transferred in or out of that Sub-Account on the day or days identified by the underlying Fund. We may share tax identification numbers and other shareholder identifying information contained in our records with Funds. We then review the Policies on that list to determine whether transfer activity of each identified Policy violates our written Abusive Transfer Policy. . We don't reveal the precise details of our analysis to help make it more difficult for abusive traders to adjust their behavior to escape detection. We consider some or all of the following factors:



-   the dollar amount of the transfer;



-   the total assets of the Funds involved in the transfer;



-   the number of transfers completed in the current calendar quarter;



- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies; or



-   the frequent trading policies and procedures of a potentially affected Fund.



If you violate the Abusive Trading Policy, we will terminate your Sub-Account transfer privileges until your next Policy Anniversary. We do not differentiate between Policy Owners when enforcing this policy.



UNDERLYING FUND TRADING POLICIES (EFFECTIVE AFTER JULY 1, 2007)



You are subject to underlying Fund trading policies, if any. We are obligated to provide, at the underlying Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist underlying Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to assist an underlying Fund, to help monitor compliance with that Fund's trading policy.



We are obligated to follow each underlying Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into an underlying Fund or other funds within that fund complex. We are not authorized to grant exceptions to an underlying Fund's trading policy. Please refer to each underlying Fund's prospectus for more information.



Underlying Fund trading policies do not apply or may be limited. For instance:



- Certain types of financial intermediaries may not be required to provide us with shareholder information.



- "Excepted funds" such as money market funds and any underlying Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that an underlying Fund treats as a single investor.



- A Fund can decide to exempt categories of Policy Owners whose Policies are subject to inconsistent trading restrictions or none at all.



- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Policy; or (iv) as a result of payments such as loan repayments, scheduled Premium Payments, scheduled withdrawals or surrenders, retirement plan Premium Payments.



POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,



- Since we net all the purchases and redemptions for a particular underlying Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.



- Certain forms of variable annuities and types of underlying Funds may be attractive to market timers. We can not


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  provide assurances that we will be capable of addressing possible abuses in a timely manner.



- Our policies apply only to individuals and entities that own or are Policy Owners under this Policy. However, the underlying Funds that make up the Sub-Accounts of this Policy are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.



HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?



We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by an underlying Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact underlying Fund performance and, as a result, the performance of your Policy. This may also lower the Death Benefit paid to your Beneficiary.



Separate Account investors could be prevented from purchasing underlying Fund shares if we reach an impasse on the execution of an underlying Fund's trading instructions. In other words, an underlying Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.



In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.



TRANSFERS FROM/TO THE GENERAL ACCOUNT -- You may only make one transfer out of the General Account each year, and the transfer may not be for more than 50% of the General Account value, excluding loans. However, if the value of the General Account is less than $1,000, the entire amount may be transferred from the General Account to the Separate Account. As a result of these restrictions, it can take several years to transfers amounts from the General Account to the Sub-Accounts.


DEFERRAL OF PAYMENTS -- State law allows us to defer payment of any Cash Surrender Values, withdrawals and loan amounts which are not attributable to the Sub-Accounts for up to six months from the date of the request. These laws were enacted many years ago to help insurance companies in the event of a liquidity crisis. If we defer payment for more than 30 days, we will pay you interest.

QUALIFICATION OF LIFE INSURANCE -- We may increase the death benefit, limit a Face Amount increase, return premium payments or send you a withdrawal to make sure the policy qualifies as life insurance.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT

MODIFICATION OF POLICY -- The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS -- We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE SEPARATE ACCOUNT -- The operation of the Separate Account may be modified to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES -- Currently, no charge is made to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. A change in the applicable federal, state or local laws which impose tax on Hartford and/or the Separate Account may result in a charge against the policy in the future. Charges for other taxes, if any, allocable to the Separate Account may also be made.

OTHER BENEFITS

SUPPLEMENTAL BENEFITS -- The following supplemental benefits are among the options that may be included in a policy by rider, subject to the restrictions and limitations set forth therein.

- DISABILITY RIDERS -- There are two disability benefit riders available. You can choose either a Waiver of Selected Amount rider which provides for a monthly payment to the Policy Value during disability, or a Waiver of Monthly Deductions rider which waives the monthly deduction during disability. You can choose only one of these two riders.

- WAIVER OF SELECTED AMOUNT RIDER -- We will pay a monthly premium in an amount you select, so long as the insured person is totally disabled (as defined in the rider). The minimum amount you can select is $25. The maximum amount is described in the rider, but is at least equal to the recommended monthly minimum premium for your policy (capped at the monthly recommended minimum premium for a $2 million dollar policy). See the rider for further details.

- WAIVER OF MONTHLY DEDUCTIONS RIDER -- We will waive all monthly charges under your policy and riders that we otherwise would deduct from your Policy Value, so long as the insured person is totally disabled (as defined in the rider). While we are paying benefits under this rider we will not permit you to request any increase in the Face Amount of your policy's coverage. Loan interest will not be paid for you

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  under this rider, and the policy could, under certain circumstances, lapse for nonpayment of loan interest.

- ADDITIONAL INSURED RIDER -- We will provide term life insurance on the life of the insured person or on the life of one or more of the immediate family members of the insured person. When this rider covers a life other than the insured it is convertible to a variable universal life policy available for conversions, under our published rules at the time of conversion. If this rider covers the insured, it may be exchanged for a Face Amount increase in the same amount under the policy.

- PRIMARY INSURED RIDER -- We will provide term life insurance on the life of the insured person. This rider is available only when the policy is first issued. This rider is not convertible to another policy. However, you may exchange the coverage under the rider for a face amount increase in the same amount under the policy.

- CHILD INSURANCE RIDER -- We will provide term life insurance coverage on the eligible children of the insured person under the policy. This rider is convertible to individual life policies (except for term coverage) available for conversions, under our published rules at the time of conversion.

- ACCELERATED BENEFIT RIDER -- This rider provides for a benefit to be requested if the policy's insured person is diagnosed as having a terminal illness (as defined in the rider). The maximum amount you may accelerate under this rider prior to the insured person's death is $500,000. The accelerated payment will be discounted for twelve months' interest, and will be reduced by any outstanding policy loans. The interest rate discount will be equal to the lesser of (1) the rate set out by the Internal Revenue Code;
    (2) the rate according to state law that is the adjustable policy loan interest rate; or (3) 10%. There is no charge for this rider, but an administrative fee (not to exceed $300) will be charged at the time the benefit is paid. The accelerated benefit rider which forms a part of the Policy should be consulted for details regarding eligibility for, and the terms and limitations of, the benefit. We can also furnish further information about the amount of the benefit available to you under your policy.

TAX CONSEQUENCES OF ADDITIONAL RIDER BENEFITS -- Adding or deleting riders, or increasing or decreasing coverage under existing riders can have tax consequences. You should consult a qualified tax adviser.

SETTLEMENT OPTIONS


Proceeds from your Policy may be paid in a lump sum or may be applied to one of our settlement options. If the Death Benefit is paid in a lump sum and the payment is $10,000 or greater, the proceeds will be held in our General Account and, we may establish an interest-bearing draft account ("Safe Haven Account") in the name of the Beneficiary. The Beneficiary can write one draft for the total amount of the payment, or keep the money in the General Account and write draft accounts as needed. We will credit interest at a rate determined by us. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit Proceeds to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Account in all states and we reserve the right to discontinue offering it at anytime. The minimum amount that may be placed under a settlement option is $5,000 (unless we consent to a lesser amount), subject to our then-current rules. Once payments under the Second Option, the Third Option or the Fourth Option begin, no surrender may be made for a lump sum settlement in lieu of the life insurance payments. The following payment options are available to you or your beneficiary. If a payment option is not selected, proceeds will be paid in a lump sum. Your beneficiary may choose a settlement.


FIRST OPTION -- INTEREST INCOME


Payments of interest at the rate we declare (but not less than 3.5% per year) on the amount applied under this option.


SECOND OPTION -- INCOME OF GENERAL AMOUNT

Equal payments of the amount chosen until the amount applied under this option (with interest of not less than 3 1/2% per year) is exhausted. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

An amount payable monthly for the number of years selected, which may be from one to 30 years.

FOURTH OPTION -- LIFE INCOME

LIFE ANNUITY -- An annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant. A payee would receive only one monthly payment if the annuitant dies after the first payment, two payments if the annuitant dies after the second payment, and so forth.

LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- An annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

Other arrangements for income payments may be agreed upon.

BENEFITS AT MATURITY -- The policy matures on the date of death of the insured, or if the insured reaches age 95, unless you exercise your option to extend the maturity date. This option is subject to individual state laws. If your Policy Value is at least $2,000, you may request in writing within six months prior to the maturity date that the maturity date be extended. After the date we receive your request to extend the maturity date, you may not make any changes in the Face Amount or death benefit of the policy. You also may not make partial withdrawals that would reduce your Policy Value below $2,000. Additionally, you may only make premium payments if necessary to prevent your policy from lapsing.

If you extend the maturity date of your policy, the following occurs as of the original maturity date: (1) the guaranteed death benefit lapses and your death benefit will become the minimum death benefit; (2) no further Policy Value advances or cash value

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bonuses are given to you; (3) all riders and rider charges except the accelerated benefit rider terminate; and (4) outstanding policy loans will be credited with interest at an effective annual rate of 7.5% (7% in Massachusetts).

CLASS OF PURCHASERS

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain of the charges and deductions described above may be reduced for policies issued in connection with a specific plan, in accordance with our rules in effect as of the date the application for a policy is approved. To qualify for such a reduction, a plan must satisfy certain criteria, E.G., as to size of the plan, expected number of participants and anticipated premium payment from the plan. Generally, the sales contacts and effort, administrative costs and mortality cost per policy vary, based on such factors as the size of the plan, the purposes for which policies are purchased and certain characteristics of the plan's members. The amount of reduction and the criteria for qualification will be reflected in the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying plans. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in the Separate Account.

HOW POLICIES ARE SOLD

Woodbury Financial Services, Inc. ("Woodbury Financial") serves as principal underwriter for the policies and offers the policies on a continuous basis. Woodbury Financial is an Iowa Corporation organized March 15, 1968 and is an indirect subsidiary of The Hartford Financial Services Group, Inc. Woodbury Financial is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). The policies are sold by individuals who represent Union Security as insurance agents and who are registered representatives ("Sales Representatives") of broker-dealers who have entered into sales agreements with Woodbury Financial.

We pay compensation to broker-dealers, financial institutions and other parties ("Financial Intermediaries") for the sale of the policies according to schedules in the sales agreements and other agreements reached between us and the Financial Intermediaries. Such compensation generally consists of commissions on a specified amount of premium paid for the Policy.

Your registered representative typically receives a portion of the compensation that is payable to his or her broker-dealer in connection with the sale of the policy, depending on the agreement between your registered representative and his or her firm.

These payments are described in more detail in the Statement of Additional Information (SAI) printed with this prospectus. You may also obtain a copy of the SAI by calling 1-800-800-2000 ext. 13028.

PREMIUMS

APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. The minimum Face Amount is $25,000 for issue ages 0-70 and $100,000 for issue ages 71-80. Policies generally will be issued only on the lives of insureds between the ages of 0 and 80 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent. At the time your policy is issued, the annual planned premium must be at least the greater of $300 or the 12 monthly recommended minimum premiums. The minimum initial premium must be at least two months planned premium if planned premiums are paid monthly, or if on a different premium frequency, must be at least equal to all monthly recommended minimum premiums to the next billing date.

Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. The policy date is the date used to determine all future cyclical transactions on the policy, such as the monthly activity date and policy years.

PREMIUM PAYMENT FLEXIBILITY -- You have considerable flexibility as to when and in what amounts you pay premiums under your policy.

Prior to policy issue, you choose a planned premium, within a range determined by us. Your planned premium is generally estimated premium which would keep your policy in force until the insured person reaches age 65 or for 5 policy years, if the insured person is older than age 60. We will send you premium notices for planned premiums. Such notices may be sent on an annual, semi-annual or quarterly basis. You may also have premiums automatically deducted monthly from your checking account. The planned premiums and payment mode you select are shown on your policy's specifications page. You may change the planned premiums, subject to our minimum amount rules then in effect.

After the first premium has been paid, your subsequent premium payments are flexible. The actual amount and frequency of payment will affect the Policy Value and could affect the amount and duration of insurance provided by the policy. Your policy may lapse if the value of your policy becomes insufficient to cover the monthly deduction amounts. In such case you may be required to pay additional premiums in order to prevent the policy from terminating. For details see, "Lapse and Reinstatement."

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You may pay additional premiums at any time prior to the scheduled maturity date, subject to the following limitations:

- The minimum premium that we will accept is $25 or the amount required to keep the policy in force.


- In some cases, applying a subsequent premium payment in a policy year could result in your policy becoming a modified endowment contract (MEC). Generally, we will not automatically apply a premium to your policy if it would cause your Policy to become a MEC. We will follow these procedures:



    - If we receive a subsequent premium payment that would cause the Policy to become a MEC greater than 21 calendar days prior to the Policy Anniversary Date we will apply the premium to the Policy. We will notify you in writing that your Policy has become a MEC and allow you to correct the MEC status within 2 weeks of receiving our notice



    - If we receive a subsequent premium payment within 20 calendar days prior to the policy anniversary date, the premium payment will be considered not in good order. We will hold the payment and credit it to the policy on the policy anniversary date. If the policy anniversary date is not a Valuation Date, the payment will then be credited on the next Valuation Date following the policy anniversary. The owner will be notified of our action after the premium payment has been credited.



  These procedures may not apply if there has been a material change to your policy that impacts the 7-pay limit or 7-pay period because the start of the 7-pay year may no longer coincide with your policy anniversary.



  In some cases, applying a subsequent premium payment in a policy year could cause your Policy to fail the definition of life insurance.



  If we receive a subsequent premium payment that would cause the Policy to fail the definition of life insurance greater than 20 calendar days prior to the policy anniversary date, the premium payment will be considered not in good order. We will return the premium payment to you and await further instructions.



  If we receive a subsequent premium payment that would cause the Policy to fail the definition of life insurance within 20 calendar days prior to the policy anniversary date, the premium payment will be considered not in good order. We will hold the payment and credit the premium payment on the policy annversary date. If the policy anniversary date is not a Valuation Date, the payment will then be credited on the next Valuation Date following the policy.


- We reserve the right to require evidence of insurability for any premium payment that results in an increase in the death benefit greater than the amount of the premium.

ALLOCATION OF PREMIUM PAYMENTS


INITIAL NET PREMIUM -- During the application process, you choose how you want to allocate your initial Net Premium among the Sub-Accounts and the General Account on the premium allocation form. Any Net Premium received by us in good order prior to the end of the Right to Examine Period, will be allocated to the Hartford Money Market HLS Fund Sub-Account based on the next computed value of the Hartford Money Market HLS Fund Sub-Account. Upon the expiration of the Right to Examine Period, we will automatically allocate the value in the Hartford Money Market HLS Fund to the Fixed Account (if applicable) and the Sub-Accounts according to your premium allocation instructions. (For policies issued by Hartford Life Insurance Company, if your policy was issued as a result of a replacement, we will automatically move the money from the Hartford Money Market HLS Fund Sub-Account to the Sub-Accounts and the Fixed Account based on the instructions in the application 10 days after the policy was issued, not at the end of the Free Look period.)



SUBSEQUENT NET PREMIUMS -- For subsequent Net Premium Payments, you may send allocation instructions to the addresses shown below in accordance with our then current procedures. If you make a subsequent premium payment and do not provide us with allocation instructions, we will allocate the premium payment among the Sub-Accounts and the General Account in accordance with your most recent allocation instructions. Any allocation instructions will be effective upon receipt by us in good order and will apply only to premium payments received on or after that date. Subsequent premium payments received by us in good order will be credited to your Policy based on the next computed value of a Sub-Account following receipt of your premium payment. Net Premiums allocated to the General Account will be credited to your Policy on the day business day they are received.



You may not exceed twenty (20) investment choices at any given time and the percentage you allocate to each Sub-Account and/or the General Account must be in whole percentages.



HOW TO SEND PREMIUM PAYMENTS:



MAIL



You should send premium payments to the following lockbox address:



The Hartford, as administrator for Union Security
PO Boxes 64270, 64272 and 64275
St. Paul, MN 55164



or



To our Life Operations team at:
The Hartford
500 Bielenberg Drive
Woodbury, MN 55125



WIRE



You may also arrange to pay your premium payments by wire. To wire payments call 1-800-231-5433 or email LifeService@Hartfordlife.com.

22                                          UNION SECURITY INSURANCE COMPANY

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Mailed premium payments not sent to either of the addresses stated above will be considered not in good order. We will reroute the payment and apply it on the Valuation Date when it is received at the correct location and is determined to be in good order. You can also arrange to make premium payments by wire transfers.


You will receive several different types of notifications as to what your current premium allocation is. Each transaction confirmation received after we receive a premium payment will show how a Net Premium has been allocated. Additionally, each quarterly statement summarizes the current premium allocation in effect for your policy.


If your most recent premium allocation instructions include a Fund (merging
Fund) that has been merged into another Fund (surviving Fund) and we do not receive alternative instructions, we will allocate the premium among the Sub-Accounts and the Fixed Account based on your most recent allocation instructions, except that we will apply the premium that would have been allocated to the merging Fund to the surviving Fund. If your most recent premium allocation instructions include a Fund that has been liquidated, generally, unless we receive alternative instructions, we will reject the premium as "not in good order" and seek alternative instructions. (Please note that if your most recent allocation instructions include a Fund that we merged or liquidated and your premium payments are made through ACH (wire service), we will reject that premium payment as "not in good order" and seek alternative instructions.



If you mail or fax us a transfer or premium payment request with premium allocation or transfer instructions and those premium allocation or transfer instructions request that a premium or policy value be allocated to a Fund that has been merged or liquidated, we will reject that request as "not in good order" and seek alternative instructions.


ACCUMULATION UNITS -- Net Premiums allocated to the Sub-Accounts are used to credit accumulation units to such Sub-Accounts.

The number of accumulation units in each Sub-Account to be credited to a policy and the amount to be credited to the General Account will be determined, first, by multiplying the Net Premium by the appropriate allocation percentage in order to determine the portion of Net Premiums or transferred Policy Value to be invested in the General Account or the Sub-Account. Each portion of the Net Premium or transferred Policy Value to be invested in a Sub-Account is then divided by the accumulation unit value in a particular Sub-Account next computed following its receipt. The resulting figure is the number of accumulation units to be credited to each Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the accumulation unit value of the particular Sub-Account on the preceding Valuation Day by the net investment factor for that Sub-Account for the Valuation Period then ended. The net investment factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.


All valuations in connection with a policy, e.g., with respect to determining Policy Value, in connection with policy loans, or in calculation of death benefits, or with respect to determining the number of accumulation units to be credited to a policy with each premium payment other than the initial premium payment will be made on the date the request or payment is received by us in good order at our administrative office, provided such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day.



Requests for Sub-Account transfers or premium payments received on any Valuation Day in good order after the close of the NYSE or a non-Valuation Day will be invested on the next Valuation Day.


POLICY VALUES -- Each policy will have a Policy Value. There is no minimum guaranteed Policy Value.

The Policy Value of a policy changes on a daily basis and will be computed on each Valuation Day. The Policy Value will vary to reflect the investment experience of the Sub-Accounts, the interest credited to the General Account and the Loan Account, and the Monthly Deduction Amounts, Net Premiums paid, and any withdrawals taken.

A policy's Policy Value is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which Net Premiums on the policy have been allocated. The Policy Value in the Sub-Accounts on any Valuation Day is calculated by, first, multiplying the number of accumulation units in each Sub-Account as of the Valuation Day by the then current value of the accumulation units in that Sub-Account and then totaling the result for all of the Sub-Accounts. A policy's Policy Value equals the policy's value in all of the Sub-Accounts, the General Account, and the Loan Account. A policy's Cash Value is equal to the Policy Value less any applicable surrender charges. A policy's Cash Surrender Value, which is the net amount available upon surrender of the policy, is the Cash Value less any Indebtedness. See "Accumulation Unit Values," above.

We will pay death proceeds, Cash Surrender Values, partial withdrawals, and loan amounts allocable to the Sub-Accounts within seven calendar days after we receive all the information needed to process the payment, unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission or the Commission declares that an emergency exists.

POLICY VALUE ADVANCES -- If you have met certain premium payment requirements, we will pay you Policy Value advances at the end of the seventh policy year, and at the end of each subsequent year, until the insured person reaches the age of 95.

UNION SECURITY INSURANCE COMPANY                                          23

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If you no longer meet the premium payment requirements, we will stop paying you
Policy Value advances. You will meet the premium payment requirements if your total premiums paid to date (less policy loans and partial withdrawals) at least equal the total recommended monthly minimum premiums to date. For purposes of meeting the premium payment requirement at the end of the seventh policy year, premium payments made during that year in excess of 36 times the recommended monthly minimum premium at that time will be disregarded.

At the end of each policy year, we will allocate the Policy Value advances among the General Account and your investment options on a pro rata basis unless you provide us with other instructions. We reserve the right to recover these Policy Value advances. The Policy Value advances are a percentage of the average recommended monthly minimum premium to date under the policy times 12.

                    CURRENT POLICY VALUE ADVANCE PERCENTAGES

                                                                POLICY YEARS 9
     AGE OF INSURED                                                   AND
     PERSON AT ISSUE        POLICY YEAR 7     POLICY YEAR 8     LATER TO AGE 95
--------------------------------------------------------------------------------
          0-60                     2%                6%                10%
          61-70                    5%                7%                10%
          71-80                    6%                6%                 6%

We also reserve the right to reduce the Policy Value advances. If we intend to reduce the Policy Value advances, we will give you one year's notice. We will not reduce the policy value advance percentages below the following guaranteed percentages:

                  GUARANTEED POLICY VALUE ADVANCE PERCENTAGES

                                                                POLICY YEARS 9
     AGE OF INSURED                                              AND LATER TO
     PERSON AT ISSUE        POLICY YEAR 7     POLICY YEAR 8         AGE 95
--------------------------------------------------------------------------------
          0-60                     2%                6%                10%
          61-70                    2%                6%                 7%
          71-80                    2%                5%                 6%

Some states mandate how Policy Value advances are offered and guaranteed. Policy Value advances on policies issued in those states may differ from the Policy Value advances described above.

CASH VALUE BONUSES -- We will pay you a cash value bonus at the end of the ninth policy year, and at the end of each subsequent policy year until the insured person reaches the age of 95. We will allocate the cash value bonuses among the General Account and your investment options on a pro rata basis unless you provide us with different instructions. The following table shows how the cash value bonuses are calculated:

                                                                 BONUS AS A
                                            BONUS AS A           PERCENT OF
                                            PERCENT OF         CASH SURRENDER
                                          CASH SURRENDER       VALUE AT END OF
                                          VALUE AT END OF      POLICY YEARS 20
         CASH SURRENDER VALUE             POLICY YEARS 9        AND LATER TO
           ON DATE OF BONUS               AND THROUGH 19           AGE 95
--------------------------------------------------------------------------------
          Less than $25,000                     0.00%                0.00%
          $25,000 to $99,000                    0.10%                0.10%
         $100,000 to $199,000                   0.15%                0.15%
           $200,000 or more                     0.15%                0.25%

Some states mandate the conditions, limitations and guarantees for cash value bonuses. Cash value bonuses on policies issued in those states may differ from the cash value bonuses described above.

DEATH BENEFITS AND POLICY VALUES

DEATH BENEFIT -- Your policy provides for the payment of the death proceeds to the named beneficiary upon receipt of due proof of the death of the insured. Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. You must notify us in writing as soon as possible after the death of the insured. The death proceeds payable to the beneficiary equal the death benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period.

DEATH BENEFIT OPTIONS -- There are two death benefit options: the Level Death Benefit Option ("Option A"), or the Return of Policy Value Death Benefit Option ("Option B"). Subject to the minimum death benefit described below, the death benefit under each option is as follows:

-   Under OPTION A, the current Face Amount.

- Under OPTION B, the current Face Amount plus the Policy Value on the date of the insured's death.

DEATH BENEFIT OPTION CHANGES -- You may change your death benefit option. You must notify us of the change in writing. Any change will become effective on the Monthly Activity Date following the date we receive your request, or the date we approve any required evidence of insurability, if later. You may change Option B to Option A. If you do, the Face Amount will become that amount available as a death benefit immediately prior to the option change. You may change Option A to Option B. If you do, the Face Amount will become that amount available as a death benefit immediately prior to the option change, reduced by the then-current Policy Value.

MINIMUM DEATH BENEFIT -- The policy must satisfy a death benefit compliance test to qualify as life insurance under section

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24                                          UNION SECURITY INSURANCE COMPANY

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7702 of the Internal Revenue Code. The test effectively requires that the death benefit always be equal to or greater than the Policy Value multiplied by a certain percentage. Your policy has a minimum death benefit. We will automatically increase the death benefit so that it will never be less than the Policy Value multiplied by the minimum death benefit percentage for the then current year. This percentage varies according to the policy year and the insured's issue age, sex (where unisex rates are not used) and insurance class, and the definition of life insurance chosen at issue. This percentage will never be less than 100% or greater than 1400%. The specified percentage applicable to you is listed on the specifications page of your policy.

EXAMPLES OF MINIMUM DEATH BENEFIT:

                                                             A            B
--------------------------------------------------------------------------------
 Face Amount                                               $100,000     $100,000
 Policy Value                                                46,500       34,000
 Specified Percentage                                          250%         250%
 Death Benefit Option                                      Option A     Option A

In Example A, the death benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Policy Value at the date of death of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding Indebtedness, constitutes the death proceeds payable to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Policy Value of $34,000, multiplied by the specified percentage of 250%).

UNSCHEDULED INCREASES AND DECREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased or decreased is based on our rules then in effect.

All requests to increase the Face Amount must be applied for on a Policy Change application. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. The minimum amount that you may increase your Face Amount is currently $5,000.

A decrease in the Face Amount will be effective on the Monthly Activity Date following the date we receive your request in writing. The remaining Face Amount must be at least $25,000 for issue ages 0-70, and $100,000 for issue ages over 70, or, if greater, the minimum amount that the tax law requires.

CHARGES AND CONTRACT VALUES -- Your contract values decrease due to the deduction of policy charges. Contract values may increase or decrease depending on investment performance; investment expenses and fees reduce the investment performance of the Sub-Accounts. Fluctuations in your Policy Value may have an effect on your death benefit. If your contract lapses, the contract terminates and no death benefit will be paid.

MAKING WITHDRAWALS FROM YOUR POLICY


SURRENDER -- Provided your policy has a Cash Surrender Value, you may surrender your policy to us. In such case you may be subject to a surrender charge, see "Surrender Charge." We will pay you the Cash Surrender Value. Our liability under the policy will cease as of the date we receive your request in writing, or the date you request your surrender, whichever is later.


WITHDRAWALS -- Once each year after the first policy year, you may withdraw part of your policy's Cash Surrender Value. Withdrawals may be subject to a Transaction Fee. See "Transaction Fee." You may request a withdrawal on our Partial Withdrawal form. No withdrawals are permitted that would reduce the policy's Face Amount below $25,000. If the death benefit option then in effect is Option A, the Face Amount will be reduced by the amount of any partial withdrawal. Unless specified, the withdrawal will be deducted on a pro rata basis from the General Account and the Sub-Accounts. We will not permit a withdrawal if it would cause your policy to fail to qualify as life insurance under the tax laws.

Any time after the first policy year, withdrawals are allowed only if the 12 minimum monthly premiums have been paid. A similar restriction applies after a requested increase in your Face Amount.

LOANS

AVAILABILITY OF LOANS -- At any time while the policy is in force, you may borrow against the policy by assigning it as sole security to us. Any new loan taken together with any existing Indebtedness may not exceed 90% of the Cash Surrender Value on the date we grant a loan. You may borrow 100% of the Cash Surrender Value after the 12th policy year, or the insured's age 70, if later.


Unless you specify otherwise, all loan amounts will be transferred on a pro-rata basis from the General Account and each of the Sub-Accounts to the Loan Account.


If total Indebtedness equals or exceeds the Cash Value on any Monthly Activity Date, the policy will then go into default. See "Lapse and Reinstatement."

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UNION SECURITY INSURANCE COMPANY                                          25

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LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force and the insured is alive. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the General Account and Sub-Accounts in the same percentage as premiums are allocated.

EFFECT OF LOANS ON POLICY VALUE -- A loan, whether or not repaid, will have a permanent effect on your Policy Value and Death Benefit. This effect occurs because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the General Account will usually be different than the rate credited to the Loan Account. The longer a loan is outstanding, the greater the effect on your Policy Value is likely to be. Such effect could be favorable or unfavorable. If the General Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, your Policy Value will not increase as rapidly as it would have had no loan been made. If the General Account and the Sub-Accounts earn less than the Loan Account, then your Policy Value will be greater than it would have been had no loan been made. Additionally, if not repaid, the aggregate amount of the outstanding Indebtedness will reduce the death proceeds and the Cash Surrender Value otherwise payable.

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an effective annual rate of 5.0%.

ENHANCED CREDITED RATE FOR POLICY LOANS -- We will credit your policy with interest at an effective annual rate of 7.5% (7.0% in Massachusetts) on one policy loan of up to 10% of the surrender value in each policy year if:

-   the surrender value is at least $10,000 or

- the policy has been in force for 12 years. The 10% limitation is raised to 15% for such loans obtained in policy years in which the insured is 59 1/2 or older.

INTEREST CHARGED ON INDEBTEDNESS -- Interest will accrue daily on the Indebtedness at the policy loan rate of not more than 6.97%. Because the interest charged on Indebtedness may exceed the rate credited to the Loan Account, the Indebtedness may grow faster than the Loan Account. If this happens, any difference between the value of the Loan Account and the Indebtedness will be transferred on each policy anniversary or on the date of any loan transaction from the General Account and Sub-Accounts to the Loan Account on a pro rata basis.

LAPSE AND REINSTATEMENT

The policy will go into default on any Monthly Activity Date if the Cash Surrender Value is not sufficient to cover the Monthly Deduction Amount.

If the policy goes into default, we will send you a lapse notice warning you that the policy is in danger of terminating. That lapse notice will tell you the minimum premium required to keep the policy from terminating. This minimum premium equals the amount to pay three Monthly Deduction Amounts plus the Cash Value deficit as of the day the policy grace period began. That notice will be mailed both to you on the first day the policy goes into default, at your last known address, and to any assignee of record.

GRACE PERIOD -- We will keep your policy in force for the 61-day period following the date your policy goes into default. We call that period the policy Grace Period. However, if we have not received the required premiums (specified in your lapse notice) by the end of the policy Grace Period, the policy will terminate. If the insured dies during the Grace Period, we will pay the death benefit.

GUARANTEED DEATH BENEFIT -- The policy will remain in force at the end of the policy Grace Period as long as the Guaranteed Death Benefit is available, as described below.

The Guaranteed Death Benefit is available so long as:

(a)  the policy is in the Guaranteed Death Benefit Period; and

(b) on each Monthly Activity Date during that period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, equal or exceed an amount known as the monthly recommended minimum premium.

The monthly recommended minimum premium is specified in your policy and is the premium required to maintain the Guaranteed Death Benefit. The monthly recommended minimum premium will increase if you take any withdrawals, loans, add any riders, or increase your Face Amount. The monthly recommended minimum premium will decrease if you terminate any riders or decrease your Face Amount. We will send you an amended schedule page of your new monthly recommended minimum premium.

If the insured person is younger than 60 years old at the time your policy is issued, the guarantee period is the lesser of 12 years or until age 65. If the insured person is between the ages of 60 to 70 at the time your policy is issued, the guarantee period is for five years. If the insured person is older than 70 years old from the date your policy is issued, the guarantee is for the greater of two years or until age 75. The Guaranteed Death Benefit is not available in all states, and the guarantee period may be shorter in some states due to state limitations.

GUARANTEED DEATH BENEFIT GRACE PERIOD -- If, on each Monthly Activity Date during the Guaranteed Death Benefit Period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, do not equal or exceed the cumulative monthly recommended minimum premium on that date, a Guaranteed Death Benefit Grace Period of 30 days will begin. We will mail to you a notice. That notice will warn you that you are in danger of losing the

26                                          UNION SECURITY INSURANCE COMPANY

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Guaranteed Death Benefit and will tell you the amount of premium you need to pay to continue the Guaranteed Death Benefit.

The Guaranteed Death Benefit will be removed from the policy if the required premium is not paid by the end of the Guaranteed Death Benefit Grace Period. The Guaranteed Death Benefit will never again be available or in effect on the policy.

REINSTATEMENT -- Unless the policy has been surrendered for its Cash Surrender Value, the policy may be reinstated prior to the maturity date, provided:

(a) the insured alive at the end of the grace period is also alive on the date of reinstatement;

(b) You make your request in writing within five years from the date the policy lapsed;

(c)  You submit to us satisfactory evidence of insurability;

(d) any policy Indebtedness is repaid; and

(e) You pay sufficient premium to (1) cover all Monthly Deduction Amounts that are due and unpaid during the Grace Period and (2) keep your policy in force for two months after the date of reinstatement.

The Policy Value on the reinstatement date will reflect:

(a)  the Cash Value at the time of termination; plus

(b) Net Premiums derived from premiums paid at the time of reinstatement; minus

(c) the Monthly Deduction Amounts that were due and unpaid during the policy Grace Period; plus

(d) the Surrender Charge at the time of termination.

The surrender charge will be based on the duration from the original policy date as though the policy had never lapsed.

FEDERAL TAX CONSIDERATIONS


INTRODUCTION



The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Life Insurance Purchases by Nonresident Aliens and Foreign Entities," regarding life insurance purchases by non-U.S. Persons.



This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of a life insurance contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.



In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification requirements or falls within a potentially adverse and/or broad tax definition or tax classification (e.g., for a deferred compensation or split-dollar arrangement). In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.



THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.



TAXATION OF UNION SECURITY AND THE SEPARATE ACCOUNT



The Separate Account is taxed as a part of Union Security which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and realized capital gains on the assets of the Separate Account

UNION SECURITY INSURANCE COMPANY                                          27

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(the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves based on the policy.



Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the policies. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.



INCOME TAXATION OF POLICY BENEFITS -- GENERALLY



For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. However, there are exceptions to this general rule. Also, a life insurance policy owner is generally not taxed on increments in the contract value prior to a receipt of some amount from the policy, e.g., upon a partial or full surrender. Section 7702 imposes certain limits on the amounts of the premiums paid and cash value accumulations in a policy, in order for it to remain tax-qualified as a life insurance contract. We intend to monitor premium and cash value levels to assure compliance with the Section 7702 requirements.



Although we believe that the survivor policies are in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor life insurance policy will meet the Section 7702 definition of a life insurance contract.



There is some uncertainty as to the proper determination of the premium limits for purposes of section 7702 and 7702A in the case of policies involving substandard risks. We believe our method of addressing substandard risks is reasonable, but the IRS could take a contrary view. Accordingly, there is a risk that the IRS could contend that certain policies involving substandard risks fail to meet the definition of life insurance in section 7702 or should be considered modified endowment contracts.



We also believe that any loan received under a policy will be treated as indebtedness of the policy owner, and that no part of any loan under a policy will constitute income to the policy owner unless the policy is a modified endowment contract. There is a risk that the IRS could contend that certain preferred policy loans might not be loans for tax purposes. Instead, the IRS could treat these loans as distributions from the policy. If so, such amounts might be currently taxable. A surrender or assignment of the policy may have tax consequences depending upon the circumstances. Policy owners should consult a qualified tax adviser concerning the effect of such changes.



During the first fifteen policy years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the policy.



The policy split option permits, under limited circumstances, a policy to be split into two individual policies on the life of each of the insureds. A policy split may have adverse tax consequences. It is unclear whether a policy split will be treated as a nontaxable exchange or transfer under the Code. Unless a policy split is so treated, among other things, the split or transfer will result in the recognition of taxable income on the gain in the policy. In addition, it is unclear whether, in all circumstances, the individual policies that result from a policy split would be treated as life insurance policies under Section 7702 of the Code or would be classified as modified endowment contracts. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences of a policy split.



The Maturity Date Extension Rider allows a policy owner to extend the maturity date to the date of the death of the last surviving insured. If the maturity date of the policy is extended by rider, we believe the policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled maturity date. However, due to the lack of specific guidance on this issue, the result is not certain. If the policy is not treated as a life insurance contract for federal income tax purposes after the scheduled maturity date, among other things, the death proceeds may be taxable to the recipient. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled maturity date.



DIVERSIFICATION REQUIREMENTS



The Code requires that each sub-account of the Separate Account supporting your policy be adequately diversified. Code Section 817(h) provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.



The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:



- no more than 55% of the value of the total assets of a segregated asset account underlying a variable contract is represented by any one investment,



-   no more than 70% is represented by any two investments,



-   no more than 80% is represented by any three investments and



-   no more than 90% is represented by any four investments.


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In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.



A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.



OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT



In order for a variable life insurance contract to qualify for income tax deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.



For instance, the IRS in Rev. Rul. 2003-92 reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or other permitted entities.



The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.



TAX DEFERRAL DURING ACCUMULATION PERIOD



Under existing provisions of the Code, increases in a policy owner's contract value are generally not taxable to the policy owner unless amounts are received (or are deemed to be received) under the policy prior to the insured's death. If there is a total withdrawal from the policy, then the surrender value will be includable in the policy owner's income to the extent that the amount received exceeds the policy's "basis" or "investment in the contract." (If there is any debt at the time of a total withdrawal, then such debt will be treated as an amount distributed to the policy owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received under the policy previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or loans or other amounts deemed to be received) from the policy constitute income to the policy owner depends, in part, upon whether the policy is considered a modified endowment contract for federal income tax purposes, as described below.



MODIFIED ENDOWMENT CONTRACTS



Code Section 7702A applies an additional limit on premiums paid, the seven-pay test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that satisfies the Section 7702 definition of a life insurance contract and either:
(i) fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the policy at any time during the first seven policy years (or during any later seven-year test period) exceeds the sum of the net level premiums that would have been paid up to that point if the policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).



A new seven-pay test and seven-year test period may be applied each time that a policy undergoes a material change, which includes an increase in the Face Amount. In addition,


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where the death benefit is payable only upon the death of a surviving insured individual, if there is a reduction in benefits under the policy at any time, the seven-pay test is applied retroactively as if the policy always had the reduced benefit level from the date of issue. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.



A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is generally excluded from income tax and increments in contract value are not subject to current income tax (prior to an actual or deemed receipt of some amount). However, if the contract is classified as a MEC, then withdrawals and other amounts received or deemed received from the contract will be treated first as withdrawals of income and then as a tax-free recovery of premium payments or other basis. Thus, withdrawals will be includable in income to the extent the contract value exceeds the unrecovered basis. Also, the income portion of any amount received or deemed received prior to age 59 1/2 is subject to an additional 10% penalty tax, with certain exceptions. The amount of any loan (including unpaid interest thereon) under the contract will be treated as an amount received from the contract for income tax and additional 10% penalty tax purposes. In addition, if the policy owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as an amount received from the contract for tax purposes. The policy owner's basis in the contract is increased by the amount includable in income with respect to such assignment, pledge or loan, though it is not affected by any other aspect of the assignment, pledge or loan (including its release or repayment).



All MEC policies that are issued in the same calendar year to the same policy owner by the same insurer (or its affiliates) are treated as one MEC policy for the purpose of determining the taxable portion of any loan or other amount received or deemed received that is subject to ordinary income tax or the 10% penalty tax. The adverse income tax (and 10% penalty tax) treatment of loans or other amounts received or deemed received from a MEC affects not only those amounts received or deemed received after the date on which a policy first becomes a MEC, but also those amounts received or deemed received in anticipation of the policy becoming a MEC. Amounts received or deemed received during the 2 years prior to such initial MEC date are automatically treated as amounts received in anticipation of MEC status.



Before assigning, pledging, or requesting a loan or other amount to be received under a policy that is a MEC, a policy owner should consult a qualified tax adviser.



We have instituted procedures to monitor whether a policy may become classified as a MEC.



ESTATE AND GENERATION SKIPPING TRANSFER TAXES



ESTATE TAX -- GENERALLY



When the last surviving insured dies, the death proceeds will generally be includable in the policy owner's estate for purposes of federal estate tax if the last surviving insured owned the policy. If the policy owner was not the last surviving insured, the fair market value of the policy would be included in the policy owner's estate upon the policy owner's death. The policy would not be includable in the last surviving insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.



GENERATION SKIPPING TRANSFER TAX -- GENERALLY



Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.



FEDERAL INCOME TAX WITHHOLDING AND REPORTING



If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax withholding and reporting, pursuant to the Code.



EMPLOYER-OWNED LIFE INSURANCE; NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES



Effective for all "employer-owned life insurance contracts" issued after August 17, 2006, Code Section 101(j) provides that death benefits from an "employer-owned life insurance contract" are subject to federal income tax in excess of premiums and other amounts paid, unless certain notice and consent requirements are satisfied and an exception under section 101(j) applies.



An "employer-owned life insurance contract" is defined as a life insurance contract which --



(i) is owned by a person engaged in a trade or business ("policyholder") under which the policyholder (or a related person) is directly or indirectly a beneficiary under the contract, and



(ii) covers the life of an insured who is an employee with respect to the trade or business of the policyholder. For these purposes, the term "employee" means all employees, including officers and highly compensated employees, as well as directors.


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Notice and consent is generally satisfied if, before the contract is issued, the employee --



- is notified in writing that the policyholder intends to insure the employee's life and the maximum face amount for which the employee could be insured at the time the contract was issued,



- provides written consent to being insured under the contract and that such coverage may continue after the insured terminates employment, and



- is informed in writing that the policyholder (or a related party) will be a beneficiary of any proceeds payable upon the death of the employee.



If the notice and consent requirements are met, the death benefit of an employer-owned life insurance contract will not be taxable if an exception under
Section 101(j) applies. Section 101(j) provides exceptions based on the insured's status (e.g., a director or certain highly compensated employees or an insured who was an employee at any time within the 12-month period before the insured's death) with respect to the policyholder, as well as exceptions for death benefit amounts paid to certain of the insured's heirs (e.g., the insured's estate or any individual who is the designated beneficiary of the insured under the contract (other than the policyholder)).



Section 6039I imposes annual reporting and recordkeeping requirements on employers that own one or more employer-owned life insurance contracts.



If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by the business for purposes of the
Section 264(f) entity-holder rules.



Increases in the Investment Value of a contract may be considered in the determination of the corporate alternative minimum tax ("AMT") income. Death benefit proceeds in excess of AMT basis may be included in the computation of AMT income.



Prior to purchasing a life insurance contract, a trade or business should consult with a qualified tax advisor.



LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN ENTITIES



The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies and required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prior to purchasing a life insurance contract, nonresident aliens and foreign entities should consult with a qualified tax advisor.



SPECIAL RULES FOR PENSION AND PROFIT-SHARING PLANS



If a life insurance contract is purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) of the Internal Revenue Code ("Qualified Plan") for the benefit of participants covered under the plan, the federal and state income and estate tax treatment of such policies will be somewhat different from that described this section. The purchase may also affect the qualified nature of the plan.



The plan participant of a Qualified Plan must recognize the economic benefit of the insurance protection as income each year. The amount of economic benefit is measured by an IRS Table (currently Table 2001) or by a one-year term product of the insurer that meets specific IRS parameters outlined in IRS Notice 2002-8.



The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. When life insurance is purchased within a Qualified Plan, the amount that is received income tax free is the difference between the face amount and the cash surrender value, but only to the extent that the participant has properly recognized into income the appropriate amount of economic benefit.



A Qualified Plan is subject to the so called "incidental benefit rules." A Qualified Plan is permitted to hold life insurance, so long as the life insurance coverage is "incidental" to the primary purpose of the plan and the plan document permits the purchase of life insurance. Life insurance coverage is considered "incidental" if less than 50 percent of the contributions can be used to purchase whole life insurance. Generally, for term, universal or variable life insurance, no more than 25 percent of such contributions may be used. The "incidental benefit" rules may also be satisfied if the death benefit does not exceed 100 times the participant's anticipated monthly normal retirement benefit. If the Qualified Plan does not comply with the incidental benefit rules, it may be subject to adverse tax consequences.



In April 2005, the Treasury Department and the IRS issued Rev. Proc. 2005-25 which discusses the valuation of life insurance policies within the context of Qualified Plans and Sections 83 and 79 of the Internal Revenue Code. In August of 2005, the Treasury Department issued final regulations clarifying that a life insurance policy transferred out of a Qualified Plan must be taxed at its full fair market value. The preamble to the final regulations states that taxpayers may rely on the safe harbor method for computing full fair market value discussed in Rev. Proc. 2005-25.



Distributions from Qualified Plans are generally subject to ordinary income tax, and if taken prior to age 59 1/2, a 10% federal tax penalty may apply to amounts distributed from the


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Qualified Plan. Also, distributions from a Qualified Plan generally are subject to federal income tax withholding requirements.



Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974 as amended ("ERISA").



Purchasers of life insurance in a Qualified Plan should consult a qualified tax advisor to ensure that they comply with these complex rules and understand the federal and state income and estate tax treatment of such policies.


LEGAL PROCEEDINGS

We are regularly involved in litigation in the ordinary course of business, both as a defendant and as a plaintiff. We may from time to time be subject to a variety of legal and regulatory actions relating to our current and past business operations. While we cannot predict the outcome of any pending or future litigation, examination or investigation and although no assurances can be given, we do not believe that any pending matter will have a material adverse effect on our financial condition or results of operations.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a policy owner's ability to make certain transactions and thereby we may refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

FINANCIAL STATEMENTS

We have included the statutory financial statements for the Company and the Separate Account in the Statement of Additional Information (SAI). To receive a copy of the SAI free of charge, call your registered representative or write to us at:

The Hartford
P.O. Box 2999
Hartford, CT 06104-2999

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GLOSSARY OF SPECIAL TERMS

CASH SURRENDER VALUE: the Cash Value less all Indebtedness.

CASH VALUE: the Policy Value less any applicable Surrender Charges.

FACE AMOUNT: an amount we use to determine the Death Benefit. On the policy date, the Face Amount equals the initial Face Amount shown in your policy. Thereafter, it may change under the terms of the policy.

GENERAL ACCOUNT: part of our general account to which all or a portion of the Policy Value may be allocated.


GOOD ORDER: means all necessary documents and forms are complete and in our possession.



FUNDS: the registered open-end management companies in which assets of the Separate Account may be invested.

INDEBTEDNESS: all loans taken on the policy, plus any interest due or accrued minus any loan repayments.

LOAN ACCOUNT: an account established for any amounts transferred from the General Account and Sub-Accounts as a result of loans. The amounts in the Loan Account are credited with interest and are not subject to the investment experience of any Sub-Accounts.

MONTHLY ACTIVITY DATE: the policy date and the same date in each succeeding month as the policy date. However, whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed to be the next Valuation Day.

NET PREMIUM: the amount of premium credited to Policy Value. It is premium paid minus the sales load and premium tax charge taken directly from the premium, if any.

POLICY VALUE: the total of all amounts in the General Account, Loan Account and Sub-Accounts.


PRO RATA BASIS: an allocation method based on the proportion of the Account Value in the Fixed Account and each Sub-Account.



SEPARATE ACCOUNT: an account which has been established by us to separate the assets funding the variable benefits for the class of contracts to which the policy belongs from our other assets.

SUB-ACCOUNT: the subdivisions of the Separate Account.

SURRENDER CHARGE: a charge that may be assessed if you surrender your policy.

VALUATION DAY: the date on which a Sub-Account is valued. This occurs every day the New York Stock Exchange is open for trading.

WE, US, OUR: Union Security Insurance Company (formerly Fortis Benefit Insurance Company).

YOU, YOUR: the owner of the policy.

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WHERE YOU CAN FIND MORE INFORMATION

You can call us at 1-800-800-2000 ext. 13028 to ask us questions, or to get a Statement of Additional Information, free of charge. The Statement of Additional Information, which is considered a part of this Prospectus because it is incorporated by reference, contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because it is incorporated by reference into this prospectus.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room located at 100 F Street, N.E., Room 1580, Washington, DC 20549. Please call the SEC at 1-800-551-8090 for further information. Our SEC filings are also available to the public at the SEC's web site at http://www.sec.gov.

Variable Account C's Investment Company Act file number: 811-04613

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                                     PART B

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STATEMENT OF ADDITIONAL INFORMATION (PART B)
WALL STREET SERIES VUL220
VARIABLE LIFE INSURANCE
VARIABLE ACCOUNT C
UNION SECURITY INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus and is incorporated by reference into the prospectus. To obtain a prospectus, call us at 1-800-800-2000 ext. 13028.


DATE OF PROSPECTUS: MAY 1, 2007



DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2007


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TABLE OF CONTENTS

                                                                          PAGE
--------------------------------------------------------------------------------
GENERAL INFORMATION AND HISTORY                                                3
SERVICES                                                                       3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                                  3
EXPERTS                                                                        3
DISTRIBUTION OF THE POLICIES                                                   3
ADDITIONAL INFORMATION ABOUT CHARGES                                           4
PERFORMANCE DATA                                                               5
FINANCIAL STATEMENTS                                                           5

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GENERAL INFORMATION AND HISTORY


Union Security Insurance Company ("Union Security") is the issuer of the contracts. Union Security is an Iowa corporation founded in 1910. It is qualified to sell life insurance and annuity contracts in the District of Columbia and in all states except New York.


Union Security is a wholly owned subsidiary of Assurant, Inc. Assurant, Inc. is the ultimate parent of Union Security Insurance Company. Assurant, Inc. is a premier provider of specialized insurance products and related services in North America and selected other international markets. Its stock is traded on the New York Stock Exchange under the symbol AIZ.

All of the guarantees and commitments under the contracts are general obligations of Union Security. None of Union Security's affiliated companies has any legal obligation to back Union Security's obligations under the contracts.

On April 1, 2001, Union Security entered into an agreement with Hartford Life and Annuity Insurance Company ("Hartford") to co-insure the obligations of Union Security under the variable annuity Contracts and to provide administration for the Contracts. Hartford was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford's offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

VARIABLE ACCOUNT C was established as a separate account under Minnesota law on March 13, 1986. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Union Security. The assets are kept physically segregated and are held separate and apart from the general corporate assets of Union Security. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The consolidated financial statements of Union Security Insurance Company as of December 31, 2006 and 2005 and for each of the three years in the period ended December 31, 2006 included in this Registration Statement have been audited by PricewaterhouseCoopers LLP and are included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address of PricewaterhouseCoopers LLP is 225 South Sixth Street, Suite 1400, Minneapolis, MN 55402.


EXPERTS


The statements of assets and liabilities of Variable Account C of Union Security Insurance Company (the "Account") as of December 31, 2006, and the related statements of operations and of changes in net assets and the financial highlights for the respective stated periods then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 19, 2007, which is included in this Statement of Additional Information and has been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


DISTRIBUTION OF THE POLICIES

Woodbury Financial Services, Inc. ("Woodbury Financial") serves as the principal underwriter for the policies and offers the policies on a continuous basis. Its principal office is 500 Bielenberg Drive, Woodbury, MN 55125. Woodbury Financial is an Iowa Corporation organized March 15, 1968 and is an indirect subsidiary of The Hartford Financial Services Group, Inc. Woodbury Financial is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").


Union Security currently pays Woodbury Financial underwriting commissions for its role as Principal Underwriter of all policies offered through this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to Woodbury Financial in its role as Principal Underwriter has been: 2006: $4,454,453; 2005: $4,706,436;


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and 2004: $5,326,795. Woodbury Financial retained approximately 75%.


The policies are sold by salespersons who represent Union Security as insurance agents and who are registered representatives of Woodbury Financial or other registered broker-dealers who have entered into sales agreements with Woodbury Financial. The salespersons are compensated for the sale by Woodbury Financial or other registered broker-dealers according to sales agreements between the salesperson and the broker-dealer. The commissions paid to the salespersons vary according to the terms of the sales agreement between the salesperson and the broker-dealer.

As compensation for selling the policies, Union Security pays to broker-dealers (including Woodbury Financial) a commission of up to100% of the premiums paid up to the first twelve recommended monthly minimum premiums, up to 4% of all other premiums paid during the first year of the policy, up to 3% of all such premiums in policy years two through six and up to 1.5% of all such premiums in years seven and later. Union Security pays a comparable amount of compensation for any increase of $25,000 or more in the Face Amount of coverage that you request.

Union Security may pay alternative amounts for sales of the policies under a flexible compensation plan, but the maximum value of any alternative amounts we pay is expected to be equivalent over time to the amounts described above.

Your registered representative typically receives a portion of the compensation that is payable to his or her broker-dealer in connection with the policy, depending on the agreement between your registered representative and his or her firm. Union Security is not involved in determining the compensation of your registered representative. That compensation arrangement may present its own incentives or conflicts. You may ask your registered representative how he/she will personally be compensated for the transaction.

In addition to the commissions described above in this SAI, Union Security and/or an affiliate pay to broker-dealers (including Woodbury Financial) additional amounts as general marketing allowances. Such payments may offset the broker-dealer's expenses in connection with activities that it is required to perform. Such payments may give Union Security greater access to registered representatives of the broker-dealers that receive such compensation.

All of the compensation described in this section may be more or less than the overall compensation on similar or other products and may influence your registered representative or broker-dealer to present this policy over other policies or over other investment options. You may ask your registered representative about these differing and divergent interests and how he/she and his/her broker-dealer are compensated for selling the policy.

These other compensation payments, which may be different for different broker-dealers, will be made by Union Security out of its assets and are not direct deductions from the policy values.

ADDITIONAL INFORMATION ABOUT CHARGES

PURPOSE OF OUR CHARGES -- The charges under the policies are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the policies. They are also designed, in the aggregate, to compensate us for the risks we assume and services that we provide under the policies. These include mortality risks (such as the risk that insured persons will, on average, die before we expect, thereby increasing the amount of claims we must pay); investment risks (such as the risk that adverse investment performance will make it more costly for us to provide the guaranteed death benefit or reduce the amount of our charge fee revenues below what we anticipate); sales risks (such as the risk that the number of policies we sell and the premiums we receive, net of withdrawals, are less than we expect thereby depriving us of expected economies of scale); regulatory risks (such as the risk that tax or other regulations may be changed in ways adverse to issuers of variable life insurance policies); and expense risks (such as the risk that the costs of administrative services that the policies require us to provide will exceed what we currently project).

If the charges that we collect from the policies exceed our total costs in connection with the policies, we will earn a profit. Otherwise we will incur a loss.

The monthly policy issuance expense charge is primarily intended to defray expenses incurred in underwriting and processing applications, and in issuing the policies. The monthly administrative charge that we deduct has been designed primarily to compensate us for the continuing administrative functions we perform in connection with the policies. The current monthly insurance charge has been designed primarily to provide funds out of which we can make payments of death benefits under the policies as insured persons die.

Any excess from the charges discussed in the preceding paragraph, as well as revenues from the premium tax and sales expense charge, and from the daily charge for mortality and expense risks, are primarily intended (a) to defray other unreimbursed administrative expenses, costs of paying sales commissions and other marketing expenses for the policies, and costs of paying death claims if the mortality experience of insured persons is worse than we expect), (b) to compensate us for the risks we assume under the policies, or (c) to compensate us for state and local taxes we have to pay when we receive a premium from you, as well as similar federal taxes we incur as a result of premium payments or (d) otherwise to be retained by us as profit. The surrender charge has also been designed primarily for these purposes.

UNION SECURITY INSURANCE COMPANY                                           5

-------------------------------------------------------------------------------

Although the preceding paragraphs describe the primary purposes for which charges under the policies have been designed, these distinctions are imprecise and subject to considerable change over the life of a policy. We have full discretion to retain or use the revenues from any charge or charge increase for any purpose, whether or not related to the policies.

CHANGE OF SMOKER STATUS -- If the person insured under your policy is a smoker, you may apply to us for an improved risk class if the insured person meets our then applicable requirements for demonstrating that he or she has ceased smoking for a sufficient period. Any change from smoker to non-smoker risk class will take effect on the next monthly anniversary, and the non-smoker rates for the coverage under the policy will be applied retroactively for the 12 months prior to the date of the change.

GENDER NEUTRAL POLICIES -- Congress and the legislatures of various states have from time to time considered legislation that would require insurance rates to be the same for males and females of the same age, rating class and smoker status. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of a policy in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

COST OF INSURANCE RATES -- Because of face amount increases, different cost of insurance rates may apply to different increments of face amount under your policy. If so, we attribute your policy value in proportion to the increments of face amount in order to compute our net amount at risk at each cost of insurance rate.

PERFORMANCE DATA

We may advertise the performance history of the underlying Funds of the policy. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your policy. These are charges and fees such as the sales charge, premium tax charge, cost of insurance, monthly administrative charge, death benefit guarantee charge, and any rider charges. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and Policy Value. All of these policy charges will have a significant impact on your policy's Policy Value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your policy's performance, you should obtain a personalized illustration based on historical Fund performance from your financial adviser.

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

FINANCIAL STATEMENTS

The financial statements of the Company and the Separate Account follow this page of the SAI. The financial statements of the Company only bear on the Company's ability to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF VARIABLE ACCOUNT C
OF UNION SECURITY INSURANCE COMPANY AND THE
BOARD OF DIRECTORS OF UNION SECURITY INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Variable Account C of Union Security Insurance Company (the "Account") as of December 31, 2006 and the related statements of operations and changes in net assets, and the financial highlights for the respective stated periods then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2006, by correspondence with the investment companies; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting the Variable Account C of Union Security Insurance Company as of December 31, 2006, the results of their operations, the changes in their net assets and the financial highlights for the respective stated periods then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 19, 2007

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                     HARTFORD
                             HARTFORD            HARTFORD          TOTAL RETURN
                             ADVISERS         BLUE CHIP STOCK          BOND
                             HLS FUND            HLS FUND            HLS FUND
                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares             2,921,664           2,976,548           1,532,097
                           =============       =============       =============
  Cost                       $58,334,742         $38,126,334         $18,341,686
                           =============       =============       =============
  Market Value               $66,025,277         $60,052,744         $17,217,604
 Due from Hartford Life
  and Annuity Insurance
  Company                             --                  --                  --
 Receivable from fund
  shares sold                      3,263              16,636               9,643
 Other assets                        215                 132                  --
                           -------------       -------------       -------------
 Total Assets                 66,028,755          60,069,512          17,227,247
                           -------------       -------------       -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance
  Company                          3,263              16,636               9,643
 Payable for fund shares
  purchased                           --                  --                  --
 Other liabilities                    --                  --                  17
                           -------------       -------------       -------------
 Total Liabilities                 3,263              16,636               9,660
                           -------------       -------------       -------------
NET ASSETS:
 For Variable Life
  Contract Liabilities       $66,025,492         $60,052,876         $17,217,587
                           =============       =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD            HARTFORD                 HARTFORD
                                  CAPITAL              CAPITAL               DIVIDEND AND
                                APPRECIATION        OPPORTUNITIES               GROWTH
                                  HLS FUND            HLS FUND                 HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT (A)
-----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                    480,525             528,464                   77,743
                               ==============       =============            =============
  Cost                            $23,854,294          $2,704,170               $1,783,232
                               ==============       =============            =============
  Market Value                    $25,702,794          $4,010,408               $1,771,880
 Due from Hartford Life and
  Annuity Insurance Company             3,869                  --                    8,127
 Receivable from fund shares
  sold                                     --               8,633                       --
 Other assets                              --                   9                       --
                               --------------       -------------            -------------
 Total Assets                      25,706,663           4,019,050                1,780,007
                               --------------       -------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                --               8,633                       --
 Payable for fund shares
  purchased                             3,869                  --                    8,127
 Other liabilities                        770                  --                       --
                               --------------       -------------            -------------
 Total Liabilities                      4,639               8,633                    8,127
                               --------------       -------------            -------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                     $25,702,024          $4,010,417               $1,771,880
                               ==============       =============            =============


                                    HARTFORD             HARTFORD           HARTFORD
                                      FOCUS           GLOBAL ADVISERS    GLOBAL LEADERS
                                    HLS FUND             HLS FUND           HLS FUND
                                 SUB-ACCOUNT (A)      SUB-ACCOUNT (A)      SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      1,625                5,468             5,644,598
                                    =========            =========       ===============
  Cost                                $16,798              $70,455           $67,638,513
                                    =========            =========       ===============
  Market Value                        $17,167              $69,513          $113,403,968
 Due from Hartford Life and
  Annuity Insurance Company                --                4,172                    --
 Receivable from fund shares
  sold                                      1                   --                24,931
 Other assets                              --                   --                    74
                                    ---------            ---------       ---------------
 Total Assets                          17,168               73,685           113,428,973
                                    ---------            ---------       ---------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 1                   --                24,931
 Payable for fund shares
  purchased                                --                4,172                    --
 Other liabilities                         --                   --                    --
                                    ---------            ---------       ---------------
 Total Liabilities                          1                4,172                24,931
                                    ---------            ---------       ---------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $17,167              $69,513          $113,404,042
                                    =========            =========       ===============

(a)  From inception, May 1, 2006 to December 31, 2006.

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                                  HARTFORD
                                       HARTFORD                HARTFORD            GROWTH
                                  DISCIPLINED EQUITY            GROWTH         OPPORTUNITIES
                                       HLS FUND                HLS FUND           HLS FUND
                                      SUB-ACCOUNT          SUB-ACCOUNT (A)      SUB-ACCOUNT
---------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       3,998,797                19,199           10,367,270
                                     =============            ==========       ==============
  Cost                                 $35,500,868              $241,222         $183,770,136
                                     =============            ==========       ==============
  Market Value                         $56,318,542              $236,517         $312,367,906
 Due from Hartford Life and
  Annuity Insurance Company                     --                    26                   --
 Receivable from fund shares
  sold                                      58,685                    --               70,667
 Other assets                                   70                    --                1,370
                                     -------------            ----------       --------------
 Total Assets                           56,377,297               236,543          312,439,943
                                     -------------            ----------       --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 58,685                    --               70,667
 Payable for fund shares
  purchased                                     --                    26                   --
 Other liabilities                              --                    --                   --
                                     -------------            ----------       --------------
 Total Liabilities                          58,685                    26               70,667
                                     -------------            ----------       --------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $56,318,612              $236,517         $312,369,276
                                     =============            ==========       ==============

(a)  From inception, May 1, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                            HARTFORD
                                                                         INTERNATIONAL
                                      HARTFORD           HARTFORD           CAPITAL
                                     HIGH YIELD            INDEX          APPRECIATION
                                      HLS FUND           HLS FUND           HLS FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT (A)
------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       853,524           2,668,159           40,122
                                    ============       =============       ==========
  Cost                                $7,380,872         $65,142,108         $558,053
                                    ============       =============       ==========
  Market Value                        $7,978,380         $86,353,141         $569,119
 Due from Hartford Life and
  Annuity Insurance Company                1,471                  --            2,373
 Receivable from fund shares
  sold                                        --              18,476               --
 Other assets                                  7                   3               --
                                    ------------       -------------       ----------
 Total Assets                          7,979,858          86,371,620          571,492
                                    ------------       -------------       ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   --              18,476               --
 Payable for fund shares
  purchased                                1,471                  --            2,373
 Other liabilities                            --                  --               --
                                    ------------       -------------       ----------
 Total Liabilities                         1,471              18,476            2,373
                                    ------------       -------------       ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $7,978,387         $86,353,144         $569,119
                                    ============       =============       ==========


                                      HARTFORD           HARTFORD       HARTFORD
                                   INTERNATIONAL       INTERNATIONAL  INTERNATIONAL
                                   SMALL COMPANY       OPPORTUNITIES      STOCK
                                      HLS FUND           HLS FUND       HLS FUND
                                  SUB-ACCOUNT (A)       SUB-ACCOUNT    SUB-ACCOUNT
-----------------------------  ----------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        87,773           1,129,238      2,645,985
                                    ============       =============  =============
  Cost                                $1,484,785         $10,331,148    $24,904,479
                                    ============       =============  =============
  Market Value                        $1,472,224         $17,186,751    $47,773,790
 Due from Hartford Life and
  Annuity Insurance Company                1,323               4,787             --
 Receivable from fund shares
  sold                                        --                  --         13,543
 Other assets                                 --                  --             66
                                    ------------       -------------  -------------
 Total Assets                          1,473,547          17,191,538     47,787,399
                                    ------------       -------------  -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   --                  --         13,543
 Payable for fund shares
  purchased                                1,323               4,787             --
 Other liabilities                            --                  50             --
                                    ------------       -------------  -------------
 Total Liabilities                         1,323               4,837         13,543
                                    ------------       -------------  -------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $1,472,224         $17,186,701    $47,773,856
                                    ============       =============  =============

(a)  From inception, May 1, 2006 to December 31, 2006.

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                       HARTFORD                 HARTFORD                 HARTFORD
                                    LARGECAP GROWTH           MIDCAP GROWTH            MONEY MARKET
                                       HLS FUND                 HLS FUND                 HLS FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT (B)            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       1,979,806                1,894,000               12,151,395
                                     =============            =============            =============
  Cost                                 $14,123,621              $17,735,373              $12,151,395
                                     =============            =============            =============
  Market Value                         $20,125,327              $20,614,491              $12,151,395
 Due from Hartford Life and
  Annuity Insurance Company                     --                       --                       --
 Receivable from fund shares
  sold                                      17,189                   21,250                    5,712
 Other assets                                   55                       71                    1,514
                                     -------------            -------------            -------------
 Total Assets                           20,142,571               20,635,812               12,158,621
                                     -------------            -------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 17,189                   21,250                    5,712
 Payable for fund shares
  purchased                                     --                       --                       --
 Other liabilities                              --                       --                       --
                                     -------------            -------------            -------------
 Total Liabilities                          17,189                   21,250                    5,712
                                     -------------            -------------            -------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $20,125,382              $20,614,562              $12,152,909
                                     =============            =============            =============

(b) Formerly Hartford MidCap Stock HLS Fund. Change effective December 11, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD                  HARTFORD                 HARTFORD
                                   SMALLCAP VALUE           SMALLCAP GROWTH               STOCK
                                      HLS FUND                  HLS FUND                 HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      2,998,967                 5,692,973                 109,607
                                    =============            ==============            ============
  Cost                                $35,953,853               $70,815,136              $4,387,731
                                    =============            ==============            ============
  Market Value                        $38,961,073              $118,366,010              $5,762,407
 Due from Hartford Life and
  Annuity Insurance Company                    --                        --                      --
 Receivable from fund shares
  sold                                     15,791                    69,140                   9,053
 Other assets                                 117                     1,285                       4
                                    -------------            --------------            ------------
 Total Assets                          38,976,981               118,436,435               5,771,464
                                    -------------            --------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                15,791                    69,139                   9,053
 Payable for fund shares
  purchased                                    --                        --                      --
 Other liabilities                             --                        --                      --
                                    -------------            --------------            ------------
 Total Liabilities                         15,791                    69,139                   9,053
                                    -------------            --------------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $38,961,190              $118,367,296              $5,762,411
                                    =============            ==============            ============

                                      HARTFORD            HARTFORD
                                   U.S. GOVERNMENT          VALUE            HARTFORD
                                     SECURITIES         OPPORTUNITIES     EQUITY INCOME
                                      HLS FUND            HLS FUND           HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT (A)
-----------------------------  ------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      1,447,603           2,274,688           54,392
                                    =============       =============       ==========
  Cost                                $16,422,497         $27,032,284         $728,913
                                    =============       =============       ==========
  Market Value                        $16,106,613         $44,891,879         $772,558
 Due from Hartford Life and
  Annuity Insurance Company                    --                  --            1,467
 Receivable from fund shares
  sold                                     10,691              35,236               --
 Other assets                                  --                  --               --
                                    -------------       -------------       ----------
 Total Assets                          16,117,304          44,927,115          774,025
                                    -------------       -------------       ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                10,691              35,236               --
 Payable for fund shares
  purchased                                    --                  --            1,467
 Other liabilities                             16                  33               --
                                    -------------       -------------       ----------
 Total Liabilities                         10,707              35,269            1,467
                                    -------------       -------------       ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $16,106,597         $44,891,846         $772,558
                                    =============       =============       ==========

(a)  From inception, May 1, 2006 to December 31, 2006.

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                 UNITS
                                                OWNED BY            MINIMUM UNIT               MAXIMUM UNIT         CONTRACT
                                              PARTICIPANTS          FAIR VALUE #               FAIR VALUE #        LIABILITY
-------------------------------------------------------------------------------------------------------------------------------
DEFERRED LIFE CONTRACTS (BY
 SUB-ACCOUNT):
Hartford Advisers HLS Fund -- Class IA          2,706,221             $13.129329      to         $43.435454         $66,025,492
Hartford Blue Chip Stock HLS Fund --
 Class IA                                       3,736,329              11.315476      to          21.275145          60,052,876
Hartford Total Return Bond HLS Fund --
 Class IA                                         822,169              15.011705      to          27.249502          17,217,587
Hartford Capital Appreciation HLS Fund
 -- Class IA                                    1,158,593              21.728630      to          22.911217          25,702,024
Hartford Capital Opportunities HLS Fund
 -- Class IA                                      568,042               6.611986      to           7.235234           4,010,417
Hartford Dividend and Growth HLS Fund --
 Class IA                                         153,460              11.499088      to          11.624352           1,771,880
Hartford Focus HLS Fund -- Class IA                 1,591              10.774928      to          10.876615              17,167
Hartford Global Advisers HLS Fund --
 Class IA                                           6,549              10.577272      to          10.677092              69,513
Hartford Global Leaders HLS Fund --
 Class IA                                       4,584,753              14.501781      to          31.669127         113,404,042
Hartford Disciplined Equity HLS Fund --
 Class IA                                       2,930,821              12.295895      to          27.972445          56,318,612
Hartford Growth HLS Fund -- Class IA               22,874              10.302367      to          10.399640             236,517
Hartford Growth Opportunities HLS Fund
 -- Class IA                                    7,532,953              19.531033      to          83.017328         312,369,276
Hartford High Yield HLS Fund -- Class
 IA                                               539,277              13.031809      to          16.593063           7,978,387
Hartford Index HLS Fund -- Class IA             5,059,384              11.454480      to          22.604223          86,353,144
Hartford International Capital
 Appreciation HLS Fund -- Class IA                 49,267              11.501019      to          11.626340             569,119
Hartford International Small Company HLS
 Fund -- Class IA                                 123,947              11.835073      to          11.963986           1,472,224
Hartford International Opportunities HLS
 Fund --Class IA                                1,011,471              13.018982      to          20.686238          17,186,701
Hartford International Stock HLS Fund --
 Class IA                                       2,364,768              14.879331      to          24.344936          47,773,856
Hartford LargeCap Growth HLS Fund --
 Class IA                                       2,297,120               8.228471      to          10.080468          20,125,382
Hartford MidCap Growth HLS Fund -- Class
 IA                                             1,254,489              15.071336      to          17.550598          20,614,562
Hartford Money Market HLS Fund -- Class
 IA                                               826,010              12.672074      to          21.530370          12,152,909
Hartford SmallCap Value HLS Fund --
 Class IA                                       1,446,976              25.523651      to          28.160623          38,961,190
Hartford SmallCap Growth HLS Fund --
 Class IA                                       4,622,254              19.679323      to          31.803563         118,367,296
Hartford Stock HLS Fund -- Class IA               453,142              12.141085      to          13.284697           5,762,411
Hartford U.S. Government Securities HLS
 Fund --Class IA                                  842,883              14.482203      to          29.728498          16,106,597
Hartford Value Opportunities HLS Fund --
 Class IA                                       1,884,538              18.496459      to          29.014014          44,891,846
Hartford Equity Income HLS Fund -- Class
 IA                                                67,373              11.417278      to          11.541638             772,558

#  Rounded unit values

THESE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                                      HARTFORD
                                       HARTFORD                HARTFORD             TOTAL RETURN
                                       ADVISERS            BLUE CHIP STOCK              BOND
                                       HLS FUND                HLS FUND               HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $1,511,126                $195,509               $829,281
                                     ------------            ------------            -----------
EXPENSES:
 Mortality and expense risk
  charges                                (577,396)               (475,323)              (148,584)
                                     ------------            ------------            -----------
  Net investment income (loss)            933,730                (279,814)               680,697
                                     ------------            ------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   316,509               1,321,373                 10,049
 Net realized gain on
  distributions                         4,696,151                      --                  2,397
 Net unrealized appreciation
  (depreciation) of
  investments during the year              50,876               3,048,545                (46,546)
                                     ------------            ------------            -----------
  Net gain (loss) on
   investments                          5,063,536               4,369,918                (34,100)
                                     ------------            ------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $5,997,266              $4,090,104               $646,597
                                     ============            ============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD               HARTFORD                HARTFORD
                                      CAPITAL                CAPITAL               DIVIDEND AND
                                    APPRECIATION          OPPORTUNITIES               GROWTH
                                      HLS FUND               HLS FUND                HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT (A)
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $328,162                  $ --                 $27,299
                                    ------------            ----------              ----------
EXPENSES:
 Mortality and expense risk
  charges                               (180,529)              (14,514)                 (3,642)
                                    ------------            ----------              ----------
  Net investment income
   (loss)                                147,633               (14,514)                 23,657
                                    ------------            ----------              ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   10,818                56,145                     162
 Net realized gain on
  distributions                        2,995,838                    --                 105,386
 Net unrealized appreciation
  (depreciation) of
  investments during the year             65,925               241,934                 (11,352)
                                    ------------            ----------              ----------
  Net gain (loss) on
   investments                         3,072,581               298,079                  94,196
                                    ------------            ----------              ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $3,220,214              $283,565                $117,853
                                    ============            ==========              ==========


                                    HARTFORD             HARTFORD               HARTFORD
                                      FOCUS           GLOBAL ADVISERS        GLOBAL LEADERS
                                    HLS FUND             HLS FUND               HLS FUND
                                 SUB-ACCOUNT (A)      SUB-ACCOUNT (A)          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $137               $1,255                  $863,539
                                     -------              -------             -------------
EXPENSES:
 Mortality and expense risk
  charges                                (85)                (107)               (1,081,950)
                                     -------              -------             -------------
  Net investment income
   (loss)                                 52                1,148                  (218,411)
                                     -------              -------             -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    6                  (14)                3,467,541
 Net realized gain on
  distributions                        1,157                1,889                 6,039,271
 Net unrealized appreciation
  (depreciation) of
  investments during the year            369                 (942)                4,249,455
                                     -------              -------             -------------
  Net gain (loss) on
   investments                         1,532                  933                13,756,267
                                     -------              -------             -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,584               $2,081               $13,537,856
                                     =======              =======             =============

(a)  From inception, May 1, 2006 to December 31, 2006.

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                              HARTFORD
                                       HARTFORD              HARTFORD          GROWTH
                                  DISCIPLINED EQUITY          GROWTH        OPPORTUNITIES
                                       HLS FUND              HLS FUND         HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT (A)     SUB-ACCOUNT
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $600,361                 $64          $2,289,225
                                     ------------            --------       -------------
EXPENSES:
 Mortality and expense risk
  charges                                (446,821)               (111)         (2,983,842)
                                     ------------            --------       -------------
  Net investment income (loss)            153,540                 (47)           (694,617)
                                     ------------            --------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 1,109,809                  88           1,453,082
 Net realized gain on
  distributions                                --               7,482          30,758,503
 Net unrealized appreciation
  (depreciation) of
  investments during the year           4,714,849              (4,705)            (10,707)
                                     ------------            --------       -------------
  Net gain (loss) on
   investments                          5,824,658               2,865          32,200,878
                                     ------------            --------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $5,978,198              $2,818         $31,506,261
                                     ============            ========       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                HARTFORD
                                                                              INTERNATIONAL
                                      HARTFORD           HARTFORD                CAPITAL
                                     HIGH YIELD            INDEX              APPRECIATION
                                      HLS FUND           HLS FUND               HLS FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT (A)
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $1,146,208          $1,398,729               $3,543
                                    ------------       -------------            ---------
EXPENSES:
 Mortality and expense risk
  charges                                (66,505)           (691,774)                (983)
                                    ------------       -------------            ---------
  Net investment income
   (loss)                              1,079,703             706,955                2,560
                                    ------------       -------------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   67,321             835,388                 (252)
 Net realized gain on
  distributions                               --           9,077,668               32,690
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (382,753)            654,698               11,066
                                    ------------       -------------            ---------
  Net gain (loss) on
   investments                          (315,432)         10,567,754               43,504
                                    ------------       -------------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $764,271         $11,274,709              $46,064
                                    ============       =============            =========


                                     HARTFORD               HARTFORD                HARTFORD
                                  INTERNATIONAL          INTERNATIONAL           INTERNATIONAL
                                  SMALL COMPANY          OPPORTUNITIES               STOCK
                                     HLS FUND               HLS FUND                HLS FUND
                                 SUB-ACCOUNT (A)          SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $20,338                $413,586                $658,436
                                    ----------            ------------            ------------
EXPENSES:
 Mortality and expense risk
  charges                               (3,001)               (132,903)               (405,328)
                                    ----------            ------------            ------------
  Net investment income
   (loss)                               17,337                 280,683                 253,108
                                    ----------            ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  1,920                   4,106                 878,168
 Net realized gain on
  distributions                        135,588               1,268,140                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (12,561)              1,611,003               7,506,053
                                    ----------            ------------            ------------
  Net gain (loss) on
   investments                         124,947               2,883,249               8,384,221
                                    ----------            ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $142,284              $3,163,932              $8,637,329
                                    ==========            ============            ============

(a)  From inception, May 1, 2006 to December 31, 2006.

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                       HARTFORD                HARTFORD               HARTFORD
                                   LARGECAP GROWTH          MIDCAP GROWTH           MONEY MARKET
                                       HLS FUND                HLS FUND               HLS FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT (B)          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $95,856                    $ --              $569,395
                                     ------------            ------------            ----------
EXPENSES:
 Mortality and expense risk
  charges                                 (96,602)               (108,596)              (95,494)
                                     ------------            ------------            ----------
  Net investment income (loss)               (746)               (108,596)              473,901
                                     ------------            ------------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   158,419                  43,359                    --
 Net realized gain on
  distributions                                --               2,995,117                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             972,428                (760,318)                   --
                                     ------------            ------------            ----------
  Net gain (loss) on
   investments                          1,130,847               2,278,158                    --
                                     ------------            ------------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $1,130,101              $2,169,562              $473,901
                                     ============            ============            ==========

(b) Formerly Hartford MidCap Stock HLS Fund. Change effective December 11, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD                 HARTFORD                HARTFORD
                                   SMALLCAP VALUE           SMALLCAP GROWTH             STOCK
                                      HLS FUND                 HLS FUND                HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $490,116                 $421,562               $71,463
                                    -------------            -------------            ----------
EXPENSES:
 Mortality and expense risk
  charges                                (228,475)                (999,416)              (30,844)
                                    -------------            -------------            ----------
  Net investment income
   (loss)                                 261,641                 (577,854)               40,619
                                    -------------            -------------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   158,340                1,796,060                12,324
 Net realized gain on
  distributions                         7,494,713                7,714,974               312,718
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (1,925,830)              (2,002,852)              299,551
                                    -------------            -------------            ----------
  Net gain (loss) on
   investments                          5,727,223                7,508,182               624,593
                                    -------------            -------------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $5,988,864               $6,930,328              $665,212
                                    =============            =============            ==========

                                     HARTFORD                HARTFORD
                                  U.S. GOVERNMENT             VALUE                HARTFORD
                                    SECURITIES            OPPORTUNITIES          EQUITY INCOME
                                     HLS FUND                HLS FUND              HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT (A)
-----------------------------  ------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $565,124                $552,994              $12,846
                                    -----------            ------------            ---------
EXPENSES:
 Mortality and expense risk
  charges                              (129,136)               (336,054)              (1,659)
                                    -----------            ------------            ---------
  Net investment income
   (loss)                               435,988                 216,940               11,187
                                    -----------            ------------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (19,913)                392,376                1,127
 Net realized gain on
  distributions                              --               4,903,663                   31
 Net unrealized appreciation
  (depreciation) of
  investments during the year            85,898               1,498,554               43,645
                                    -----------            ------------            ---------
  Net gain (loss) on
   investments                           65,985               6,794,593               44,803
                                    -----------            ------------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $501,973              $7,011,533              $55,990
                                    ===========            ============            =========

(a)  From inception, May 1, 2006 to December 31, 2006.

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                                    HARTFORD
                                                                HARTFORD          TOTAL RETURN
                                   HARTFORD ADVISERS         BLUE CHIP STOCK          BOND
                                       HLS FUND                 HLS FUND            HLS FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $933,730                $(279,814)           $680,697
 Net realized gain (loss) on
  security transactions                    316,509                1,321,373              10,049
 Net realized gain on
  distributions                          4,696,151                       --               2,397
 Net unrealized appreciation
  (depreciation) of
  investments during the year               50,876                3,048,545             (46,546)
                                     -------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             5,997,266                4,090,104             646,597
                                     -------------            -------------       -------------
UNIT TRANSACTIONS:
 Purchases                               6,364,430                7,143,031           1,764,600
 Net transfers                          (2,085,919)              (2,085,575)            114,681
 Surrenders for benefit
  payments and fees                     (5,524,476)              (5,501,231)         (1,562,600)
 Net loan activity                          21,484                   16,992              11,637
 Cost of insurance                      (3,958,060)              (3,553,362)         (1,026,415)
                                     -------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (5,182,541)              (3,980,145)           (698,097)
                                     -------------            -------------       -------------
 Net increase (decrease) in
  net assets                               814,725                  109,959             (51,500)
NET ASSETS:
 Beginning of year                      65,210,767               59,942,917          17,269,087
                                     -------------            -------------       -------------
 End of year                           $66,025,492              $60,052,876         $17,217,587
                                     =============            =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD                   HARTFORD                    HARTFORD
                                   CAPITAL                   CAPITAL                   DIVIDEND AND
                                APPRECIATION              OPPORTUNITIES                   GROWTH
                                  HLS FUND                   HLS FUND                    HLS FUND
                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT (A)
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $147,633                  $(14,514)                    $23,657
 Net realized gain (loss) on
  security transactions                 10,818                    56,145                         162
 Net realized gain on
  distributions                      2,995,838                        --                     105,386
 Net unrealized appreciation
  (depreciation) of
  investments during the year           65,925                   241,934                     (11,352)
                               ---------------            --------------              --------------
 Net increase (decrease) in
  net assets resulting from
  operations                         3,220,214                   283,565                     117,853
                               ---------------            --------------              --------------
UNIT TRANSACTIONS:
 Purchases                           2,633,127                   557,912                      61,435
 Net transfers                       4,910,025                  (267,134)                  1,643,698
 Surrenders for benefit
  payments and fees                 (1,798,538)                 (403,146)                    (28,245)
 Net loan activity                       8,404                     1,495                          (3)
 Cost of insurance                  (1,041,184)                 (238,545)                    (22,858)
                               ---------------            --------------              --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  4,711,834                  (349,418)                  1,654,027
                               ---------------            --------------              --------------
 Net increase (decrease) in
  net assets                         7,932,048                   (65,853)                  1,771,880
NET ASSETS:
 Beginning of year                  17,769,976                 4,076,270                          --
                               ---------------            --------------              --------------
 End of year                       $25,702,024                $4,010,417                  $1,771,880
                               ===============            ==============              ==============

                                                                                   HARTFORD
                                      HARTFORD                HARTFORD              GLOBAL
                                       FOCUS              GLOBAL ADVISERS           LEADERS
                                      HLS FUND                HLS FUND             HLS FUND
                                  SUB-ACCOUNT (A)         SUB-ACCOUNT (A)         SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $52                  $1,148                $(218,411)
 Net realized gain (loss) on
  security transactions                       6                     (14)               3,467,541
 Net realized gain on
  distributions                           1,157                   1,889                6,039,271
 Net unrealized appreciation
  (depreciation) of
  investments during the year               369                    (942)               4,249,455
                                     ----------              ----------        -----------------
 Net increase (decrease) in
  net assets resulting from
  operations                              1,584                   2,081               13,537,856
                                     ----------              ----------        -----------------
UNIT TRANSACTIONS:
 Purchases                                1,865                   1,093               10,177,994
 Net transfers                           14,326                  70,574               (3,374,579)
 Surrenders for benefit
  payments and fees                         (96)                 (3,960)             (10,286,876)
 Net loan activity                           --                      --                   49,550
 Cost of insurance                         (512)                   (275)              (5,582,574)
                                     ----------              ----------        -----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      15,583                  67,432               (9,016,485)
                                     ----------              ----------        -----------------
 Net increase (decrease) in
  net assets                             17,167                  69,513                4,521,371
NET ASSETS:
 Beginning of year                           --                      --              108,882,671
                                     ----------              ----------        -----------------
 End of year                            $17,167                 $69,513             $113,404,042
                                     ==========              ==========        =================

(a)  From inception, May 1, 2006 to December 31, 2006.

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                                  HARTFORD
                                       HARTFORD                HARTFORD            GROWTH
                                  DISCIPLINED EQUITY            GROWTH         OPPORTUNITIES
                                       HLS FUND                HLS FUND           HLS FUND
                                      SUB-ACCOUNT          SUB-ACCOUNT (A)      SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $153,540                  $(47)           $(694,617)
 Net realized gain (loss) on
  security transactions                  1,109,809                    88            1,453,082
 Net realized gain on
  distributions                                 --                 7,482           30,758,503
 Net unrealized appreciation
  (depreciation) of
  investments during the year            4,714,849                (4,705)             (10,707)
                                     -------------            ----------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             5,978,198                 2,818           31,506,261
                                     -------------            ----------       --------------
UNIT TRANSACTIONS:
 Purchases                               6,056,760                 2,808           23,894,354
 Net transfers                          (1,793,762)              238,156           (6,231,580)
 Surrenders for benefit
  payments and fees                     (4,768,772)               (6,352)         (25,123,336)
 Net loan activity                          16,918                    --               66,679
 Cost of insurance                      (3,305,894)                 (913)         (14,314,107)
                                     -------------            ----------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (3,794,750)              233,699          (21,707,990)
                                     -------------            ----------       --------------
 Net increase (decrease) in
  net assets                             2,183,448               236,517            9,798,271
NET ASSETS:
 Beginning of year                      54,135,164                    --          302,571,005
                                     -------------            ----------       --------------
 End of year                           $56,318,612              $236,517         $312,369,276
                                     =============            ==========       ==============

(a)  From inception, May 1, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                   HARTFORD
                                                                                INTERNATIONAL
                                      HARTFORD           HARTFORD                  CAPITAL
                                     HIGH YIELD            INDEX                 APPRECIATION
                                      HLS FUND           HLS FUND                  HLS FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT (A)
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $1,079,703            $706,955                  $2,560
 Net realized gain (loss) on
  security transactions                   67,321             835,388                    (252)
 Net realized gain on
  distributions                               --           9,077,668                  32,690
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (382,753)            654,698                  11,066
                                    ------------       -------------              ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             764,271          11,274,709                  46,064
                                    ------------       -------------              ----------
UNIT TRANSACTIONS:
 Purchases                               760,510           9,758,505                  15,412
 Net transfers                          (452,980)         (3,551,184)                513,865
 Surrenders for benefit
  payments and fees                     (638,893)         (8,071,113)                 (1,812)
 Net loan activity                         3,237              26,197                      --
 Cost of insurance                      (483,719)         (4,861,902)                 (4,410)
                                    ------------       -------------              ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (811,845)         (6,699,497)                523,055
                                    ------------       -------------              ----------
 Net increase (decrease) in
  net assets                             (47,574)          4,575,212                 569,119
NET ASSETS:
 Beginning of year                     8,025,961          81,777,932                      --
                                    ------------       -------------              ----------
 End of year                          $7,978,387         $86,353,144                $569,119
                                    ============       =============              ==========


                                      HARTFORD           HARTFORD            HARTFORD
                                   INTERNATIONAL       INTERNATIONAL       INTERNATIONAL
                                   SMALL COMPANY       OPPORTUNITIES           STOCK
                                      HLS FUND           HLS FUND            HLS FUND
                                  SUB-ACCOUNT (A)       SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $17,337            $280,683            $253,108
 Net realized gain (loss) on
  security transactions                    1,920               4,106             878,168
 Net realized gain on
  distributions                          135,588           1,268,140                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (12,561)          1,611,003           7,506,053
                                    ------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             142,284           3,163,932           8,637,329
                                    ------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                29,466           1,494,792           3,923,224
 Net transfers                         1,356,836           1,882,151             (86,734)
 Surrenders for benefit
  payments and fees                      (44,088)         (1,432,119)         (3,955,159)
 Net loan activity                            --               2,905               1,329
 Cost of insurance                       (12,274)           (824,336)         (2,111,106)
                                    ------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,329,940           1,123,393          (2,228,446)
                                    ------------       -------------       -------------
 Net increase (decrease) in
  net assets                           1,472,224           4,287,325           6,408,883
NET ASSETS:
 Beginning of year                            --          12,899,376          41,364,973
                                    ------------       -------------       -------------
 End of year                          $1,472,224         $17,186,701         $47,773,856
                                    ============       =============       =============

(a)  From inception, May 1, 2006 to December 31, 2006.

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                       HARTFORD                 HARTFORD                 HARTFORD
                                    LARGECAP GROWTH           MIDCAP GROWTH            MONEY MARKET
                                       HLS FUND                 HLS FUND                 HLS FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT (B)            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $(746)               $(108,596)                $473,901
 Net realized gain (loss) on
  security transactions                    158,419                   43,359                       --
 Net realized gain on
  distributions                                 --                2,995,117                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                     972,428                 (760,318)                      --
                                     -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,130,101                2,169,562                  473,901
                                     -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                               2,659,789                2,413,810                1,632,746
 Net transfers                            (219,342)                (226,937)               2,057,336
 Surrenders for benefit
  payments and fees                     (1,847,347)              (1,748,084)              (2,934,837)
 Net loan activity                          (1,262)                   4,756                    1,255
 Cost of insurance                      (1,149,651)              (1,053,636)                (899,791)
                                     -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (557,813)                (610,091)                (143,291)
                                     -------------            -------------            -------------
 Net increase (decrease) in
  net assets                               572,288                1,559,471                  330,610
NET ASSETS:
 Beginning of year                      19,553,094               19,055,091               11,822,299
                                     -------------            -------------            -------------
 End of year                           $20,125,382              $20,614,562              $12,152,909
                                     =============            =============            =============

(b) Formerly Hartford MidCap Stock HLS Fund. Change effective December 11, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD                  HARTFORD                 HARTFORD
                                   SMALLCAP VALUE           SMALLCAP GROWTH               STOCK
                                      HLS FUND                  HLS FUND                 HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $261,641                 $(577,854)                $40,619
 Net realized gain (loss) on
  security transactions                   158,340                 1,796,060                  12,324
 Net realized gain on
  distributions                         7,494,713                 7,714,974                 312,718
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                 (1,925,830)               (2,002,852)                299,551
                                    -------------            --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            5,988,864                 6,930,328                 665,212
                                    -------------            --------------            ------------
UNIT TRANSACTIONS:
 Purchases                              3,762,317                11,173,200                 635,367
 Net transfers                         (1,364,637)               (4,561,295)                510,432
 Surrenders for benefit
  payments and fees                    (3,077,634)              (11,357,068)               (422,284)
 Net loan activity                          4,717                    15,500                     559
 Cost of insurance                     (1,808,303)               (5,881,683)               (257,337)
                                    -------------            --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (2,483,540)              (10,611,346)                466,737
                                    -------------            --------------            ------------
 Net increase (decrease) in
  net assets                            3,505,324                (3,681,018)              1,131,949
NET ASSETS:
 Beginning of year                     35,455,866               122,048,314               4,630,462
                                    -------------            --------------            ------------
 End of year                          $38,961,190              $118,367,296              $5,762,411
                                    =============            ==============            ============

                                      HARTFORD            HARTFORD
                                   U.S. GOVERNMENT          VALUE                 HARTFORD
                                     SECURITIES         OPPORTUNITIES          EQUITY INCOME
                                      HLS FUND            HLS FUND                HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT (A)
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $435,988            $216,940               $11,187
 Net realized gain (loss) on
  security transactions                   (19,913)            392,376                 1,127
 Net realized gain on
  distributions                                --           4,903,663                    31
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                     85,898           1,498,554                43,645
                                    -------------       -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              501,973           7,011,533                55,990
                                    -------------       -------------            ----------
UNIT TRANSACTIONS:
 Purchases                              1,876,897           3,851,366                37,556
 Net transfers                           (581,774)           (389,332)              704,443
 Surrenders for benefit
  payments and fees                    (1,453,239)         (3,466,800)              (10,269)
 Net loan activity                          8,821                (139)                   --
 Cost of insurance                     (1,228,860)         (2,089,416)              (15,162)
                                    -------------       -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,378,155)         (2,094,321)              716,568
                                    -------------       -------------            ----------
 Net increase (decrease) in
  net assets                             (876,182)          4,917,212               772,558
NET ASSETS:
 Beginning of year                     16,982,779          39,974,634                    --
                                    -------------       -------------            ----------
 End of year                          $16,106,597         $44,891,846              $772,558
                                    =============       =============            ==========

(a)  From inception, May 1, 2006 to December 31, 2006.

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                                                                    HARTFORD
                                  HARTFORD                 HARTFORD                   TOTAL
                                  ADVISERS              BLUE CHIP STOCK            RETURN BOND
                                  HLS FUND                 HLS FUND                 HLS FUND
                                 SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT (A)
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $1,504,056                   $2,260               $1,127,172
 Net realized gain (loss) on
  security transactions               539,168                  844,895                  (11,800)
 Net realized gain on
  distributions                     3,744,446                       --                  124,309
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (1,898,166)               2,018,624                 (976,502)
                                -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        3,889,504                2,865,779                  263,179
                                -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                          7,253,597                8,165,780                1,954,846
 Net transfers                     (1,599,291)              (2,066,910)                 341,970
 Surrenders for benefit
  payments and fees                (5,554,502)              (4,997,674)              (1,554,802)
 Net loan activity                     18,499                    9,777                    7,144
 Cost of insurance                 (4,176,540)              (3,775,255)              (1,111,254)
                                -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (4,058,237)              (2,664,282)                (362,096)
                                -------------            -------------            -------------
 Net increase (decrease) in
  net assets                         (168,733)                 201,497                  (98,917)
NET ASSETS:
 Beginning of year                 65,379,500               59,741,420               17,368,004
                                -------------            -------------            -------------
 End of year                      $65,210,767              $59,942,917              $17,269,087
                                =============            =============            =============

(a)  Formerly Hartford Bond HLS Fund Sub-Account. Change effective March 15,
     2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 HARTFORD                 HARTFORD
                                  CAPITAL                 CAPITAL             HARTFORD
                               APPRECIATION            OPPORTUNITIES       GLOBAL LEADERS
                                 HLS FUND                 HLS FUND            HLS FUND
                                SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $31,261                    $(45)           $(193,398)
 Net realized gain (loss) on
  security transactions                2,461                   9,162            1,893,428
 Net realized gain on
  distributions                    2,282,297                      --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (123,654)                (39,394)            (210,417)
                               -------------            ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       2,192,365                 (30,277)           1,489,613
                               -------------            ------------       --------------
UNIT TRANSACTIONS:
 Purchases                         2,033,616                 719,101           11,437,767
 Net transfers                     4,780,380                (254,706)          (2,042,291)
 Surrenders for benefit
  payments and fees               (1,029,677)               (348,578)          (8,935,421)
 Net loan activity                    27,383                     880               54,180
 Cost of insurance                  (774,663)               (273,877)          (5,805,627)
                               -------------            ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                5,037,039                (157,180)          (5,291,392)
                               -------------            ------------       --------------
 Net increase (decrease) in
  net assets                       7,229,404                (187,457)          (3,801,779)
NET ASSETS:
 Beginning of year                10,540,572               4,263,727          112,684,450
                               -------------            ------------       --------------
 End of year                     $17,769,976              $4,076,270         $108,882,671
                               =============            ============       ==============

                                 HARTFORD             HARTFORD
                                DISCIPLINED            GROWTH             HARTFORD
                                  EQUITY           OPPORTUNITIES         HIGH YIELD
                                 HLS FUND             HLS FUND            HLS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $179,510          $(2,157,723)           $503,073
 Net realized gain (loss) on
  security transactions              723,235            8,531,265              (7,223)
 Net realized gain on
  distributions                           --           18,725,133                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      2,057,618           15,254,769            (396,235)
                               -------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       2,960,363           40,353,444              99,615
                               -------------       --------------       -------------
UNIT TRANSACTIONS:
 Purchases                         6,977,251           26,043,429             972,406
 Net transfers                    (1,274,526)          (5,425,188)            124,264
 Surrenders for benefit
  payments and fees               (4,911,932)         (24,856,966)         (1,362,951)
 Net loan activity                    19,048              112,328                 407
 Cost of insurance                (3,484,004)         (14,541,375)           (571,850)
                               -------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (2,674,163)         (18,667,772)           (837,724)
                               -------------       --------------       -------------
 Net increase (decrease) in
  net assets                         286,200           21,685,672            (738,109)
NET ASSETS:
 Beginning of year                53,848,964          280,885,333           8,764,070
                               -------------       --------------       -------------
 End of year                     $54,135,164         $302,571,005          $8,025,961
                               =============       ==============       =============

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                                      HARTFORD            HARTFORD
                                  HARTFORD          INTERNATIONAL       INTERNATIONAL
                                    INDEX           OPPORTUNITIES           STOCK
                                  HLS FUND            HLS FUND            HLS FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $845,890           $(103,081)           $155,077
 Net realized gain (loss) on
  security transactions               435,177              45,968             456,942
 Net realized gain on
  distributions                     2,495,974                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (899,475)          1,594,621           3,340,891
                                -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        2,877,566           1,537,508           3,952,910
                                -------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                         11,139,671           1,407,716           4,135,817
 Net transfers                     (1,905,768)          1,408,735                 (22)
 Surrenders for benefit
  payments and fees                (7,571,323)         (1,270,068)         (3,253,700)
 Net loan activity                     14,707               3,202              11,707
 Cost of insurance                 (5,108,738)           (688,603)         (2,024,683)
                                -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (3,431,451)            860,982          (1,130,881)
                                -------------       -------------       -------------
 Net increase (decrease) in
  net assets                         (553,885)          2,398,490           2,822,029
NET ASSETS:
 Beginning of year                 82,331,817          10,500,886          38,542,944
                                -------------       -------------       -------------
 End of year                      $81,777,932         $12,899,376         $41,364,973
                                =============       =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD                 HARTFORD                 HARTFORD
                                   LARGECAP GROWTH           MIDCAP STOCK             MONEY MARKET
                                      HLS FUND                 HLS FUND                 HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $61,870                 $(99,171)                $248,591
 Net realized gain (loss) on
  security transactions                   143,141                   86,930                       --
 Net realized gain on
  distributions                                --                2,678,050                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (111,980)              (1,942,425)                      --
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                               93,031                  723,384                  248,591
                                    -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                              2,894,949                2,559,245                2,018,414
 Net transfers                            (55,220)                (206,944)               1,009,045
 Surrenders for benefit
  payments and fees                    (1,649,163)              (1,434,010)              (3,345,684)
 Net loan activity                          4,874                    1,157                    4,976
 Cost of insurance                     (1,230,871)              (1,100,378)                (958,732)
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (35,431)                (180,930)              (1,271,981)
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets                               57,600                  542,454               (1,023,390)
NET ASSETS:
 Beginning of year                     19,495,494               18,512,637               12,845,689
                                    -------------            -------------            -------------
 End of year                          $19,553,094              $19,055,091              $11,822,299
                                    =============            =============            =============

                                      HARTFORD                  HARTFORD                 HARTFORD
                                   SMALLCAP VALUE           SMALLCAP GROWTH               STOCK
                                      HLS FUND                  HLS FUND                 HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $294,783                 $(530,142)                $59,289
 Net realized gain (loss) on
  security transactions                   166,988                 3,418,013                  37,410
 Net realized gain on
  distributions                         8,141,468                 8,263,140                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (6,136,334)                  115,233                 314,524
                                    -------------            --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            2,466,905                11,266,244                 411,223
                                    -------------            --------------            ------------
UNIT TRANSACTIONS:
 Purchases                              4,221,694                12,693,603                 694,866
 Net transfers                           (151,145)               (3,769,993)                154,311
 Surrenders for benefit
  payments and fees                    (2,823,244)              (10,352,363)               (828,341)
 Net loan activity                           (153)                    7,301                     936
 Cost of insurance                     (1,838,635)               (6,185,172)               (255,788)
                                    -------------            --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (591,483)               (7,606,624)               (234,016)
                                    -------------            --------------            ------------
 Net increase (decrease) in
  net assets                            1,875,422                 3,659,620                 177,207
NET ASSETS:
 Beginning of year                     33,580,444               118,388,694               4,453,255
                                    -------------            --------------            ------------
 End of year                          $35,455,866              $122,048,314              $4,630,462
                                    =============            ==============            ============

-------------------------------------------------------------------------------

                                       HARTFORD            HARTFORD
                                    U.S. GOVERNMENT          VALUE
                                      SECURITIES         OPPORTUNITIES
                                       HLS FUND            HLS FUND
                                      SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $377,091            $242,046
 Net realized gain (loss) on
  security transactions                    (33,282)            103,116
 Net realized gain on
  distributions                                 --             949,133
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (220,642)          1,536,476
                                     -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                               123,167           2,830,771
                                     -------------       -------------
UNIT TRANSACTIONS:
 Purchases                               2,243,530           4,134,029
 Net transfers                          (1,359,691)          1,085,394
 Surrenders for benefit
  payments and fees                     (1,907,045)         (3,837,244)
 Net loan activity                          12,626              (1,338)
 Cost of insurance                      (1,370,886)         (2,115,487)
                                     -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (2,381,466)           (734,646)
                                     -------------       -------------
 Net increase (decrease) in
  net assets                            (2,258,299)          2,096,125
NET ASSETS:
 Beginning of year                      19,241,078          37,878,509
                                     -------------       -------------
 End of year                           $16,982,779         $39,974,634
                                     =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Variable Account C (the "Account") is a separate investment account within Union Security Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. On April 1, 2002, the Company entered into an agreement with Hartford Life Insurance Company to co-insure the obligations of the Company under the variable life contracts and to provide administration for the contracts. Effective September 6, 2005, the Company changed its name from Fortis Benefits Insurance Company in conjunction with Assurant Inc.'s (the "Parent") initial public offering on February 5, 2004. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life insurance contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the Hartford Advisers HLS Fund, Hartford Blue Chip Stock HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Capital Opportunities HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Focus HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Leaders HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford International Stock HLS Fund, Hartford LargeCap Growth HLS Fund, Hartford MidCap Growth HLS Fund, Hartford Money Market HLS Fund, Hartford SmallCap Value HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value Opportunities HLS Fund, and Hartford Equity Income HLS Fund.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

       b) SECURITY VALUATION -- The investment in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2006.

       c) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       d) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account

       e) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

       a) MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGES -- The Company will charge an expense at a maximum annual rate of 1.00% of the contract's value for the

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

       mortality and expense risks which the Company undertakes and 0.35% for policy advance charges.

       b) TAX EXPENSE CHARGE -- If applicable, the Company will charge an expense at a maximum rate of 4.0% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

4.     PURCHASES AND SALES OF INVESTMENTS:

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2006 were as follows:

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
Hartford Advisers HLS Fund                            $7,620,865      $7,173,549
Hartford Blue Chip Stock HLS Fund                      2,025,712       6,285,677
Hartford Total Return Bond HLS Fund                    2,398,345       2,413,346
Hartford Capital Appreciation HLS Fund                10,222,681       2,367,263
Hartford Capital Opportunities HLS Fund                  461,923         825,854
Hartford Dividend and Growth HLS Fund                  1,829,043          45,973
Hartford Focus HLS Fund                                   17,504             712
Hartford Global Advisers HLS Fund                         70,939             470
Hartford Global Leaders HLS Fund                       8,604,038      11,799,634
Hartford Disciplined Equity HLS Fund                   2,027,299       5,668,515
Hartford Growth HLS Fund                                 248,106           6,972
Hartford Growth Opportunities HLS Fund                37,509,019      29,153,278
Hartford High Yield HLS Fund                           1,605,994       1,338,136
Hartford Index HLS Fund                               12,536,513       9,451,372
Hartford International Capital Appreciation HLS          589,187          30,882
 Fund
Hartford International Small Company HLS Fund          1,585,931         103,066
Hartford International Opportunities HLS Fund          4,662,649       1,990,422
Hartford International Stock HLS Fund                  2,546,518       4,521,868
Hartford LargeCap Growth HLS Fund                      1,926,749       2,485,309
Hartford MidCap Growth HLS Fund                        4,460,247       2,183,826
Hartford Money Market HLS Fund                         7,811,144       7,481,607
Hartford SmallCap Value HLS Fund                      10,072,595       4,799,800
Hartford SmallCap Growth HLS Fund                     11,427,049      14,901,344
Hartford Stock HLS Fund                                1,459,162         639,087
Hartford U.S. Government Securities HLS Fund           1,390,101       2,332,266
Hartford Value Opportunities HLS Fund                  7,528,198       4,501,906
Hartford Equity Income HLS Fund                          818,731          90,945
                                                  --------------  --------------
                                                    $143,456,242    $122,593,079
                                                  ==============  ==============

-------------------------------------------------------------------------------

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2006 were as follows:

                                       UNITS       UNITS        NET INCREASE
SUB-ACCOUNT                            ISSUED     REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
Hartford Advisers HLS Fund              646,820     843,013        (196,193)
Hartford Blue Chip Stock HLS Fund     1,073,842   1,305,104        (231,262)
Hartford Total Return Bond HLS Fund     341,555     371,694         (30,139)
Hartford Capital Appreciation HLS       823,672     592,182         231,490
 Fund
Hartford Capital Opportunities HLS      207,132     260,572         (53,440)
 Fund
Hartford Dividend and Growth HLS        171,119      17,659         153,460
 Fund
Hartford Focus HLS Fund                   2,061         470           1,591
Hartford Global Advisers HLS Fund         7,014         465           6,549
Hartford Global Leaders HLS Fund      1,233,650   1,604,357        (370,707)
Hartford Disciplined Equity HLS         886,968   1,078,839        (191,871)
 Fund
Hartford Growth HLS Fund                 23,663         789          22,874
Hartford Growth Opportunities HLS     1,580,913   2,072,861        (491,948)
 Fund
Hartford High Yield HLS Fund            235,873     296,104         (60,231)
Hartford Index HLS Fund               1,437,880   1,840,865        (402,985)
Hartford International Capital           58,608       9,341          49,267
 Appreciation HLS Fund
Hartford International Small            165,810      41,863         123,947
 Company HLS Fund
Hartford International                  587,144     505,298          81,846
 Opportunities HLS Fund
Hartford International Stock HLS      1,027,052   1,138,966        (111,914)
 Fund
Hartford LargeCap Growth HLS Fund     1,068,813   1,130,936         (62,123)
Hartford MidCap Growth HLS Fund         508,078     549,026         (40,948)
Hartford Money Market HLS Fund          717,224     729,773         (12,549)
Hartford SmallCap Value HLS Fund        593,821     695,163        (101,342)
Hartford SmallCap Growth HLS Fund     1,344,934   1,745,011        (400,077)
Hartford Stock HLS Fund                 366,798     327,631          39,167
Hartford U.S. Government Securities     289,956     361,474         (71,518)
 HLS Fund
Hartford Value Opportunities HLS        785,256     873,434         (88,178)
 Fund
Hartford Equity Income HLS Fund          99,696      32,323          67,373

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

    The changes in units outstanding for the year ended December 31, 2005 were as follows:

                             UNITS            UNITS             NET INCREASE
SUB-ACCOUNT                  ISSUED          REDEEMED            (DECREASE)
--------------------------------------------------------------------------------
Hartford Advisers HLS         836,104          980,790             (144,686)
 Fund
Hartford Blue Chip Stock    1,415,443        1,552,779             (137,336)
 HLS Fund
Hartford Total Return         480,073          494,870              (14,797)
 Bond HLS Fund
Hartford Capital              789,857          492,749              297,108
 Appreciation HLS Fund
Hartford Capital              257,673          283,071              (25,398)
 Opportunities HLS Fund
Hartford Global Leaders     1,694,070        1,905,190             (211,120)
 HLS Fund
Hartford Disciplined        1,120,248        1,243,581             (123,333)
 Equity HLS Fund
Hartford Growth             2,122,441        2,551,316             (428,875)
 Opportunities HLS Fund
Hartford High Yield HLS       385,396          452,134              (66,738)
 Fund
Hartford Index HLS Fund     1,917,220        2,094,245             (177,025)
Hartford International        554,044          475,626               78,418
 Opportunities HLS Fund
Hartford International      1,362,033        1,418,525              (56,492)
 Stock HLS Fund
Hartford LargeCap Growth    1,206,664        1,200,631                6,033
 HLS Fund
Hartford MidCap Stock HLS     652,316          668,721              (16,405)
 Fund
Hartford Money Market HLS     652,843          748,186              (95,343)
 Fund
Hartford SmallCap Value       744,662          772,922              (28,260)
 HLS Fund
Hartford SmallCap Growth    1,770,597        2,075,315             (304,718)
 HLS Fund
Hartford Stock HLS Fund       395,201          413,965              (18,764)
Hartford U.S. Government      392,221          518,225             (126,004)
 Securities HLS Fund
Hartford Value                987,593        1,022,356              (34,763)
 Opportunities HLS Fund

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Sub-Account has outstanding units.

                                                   UNIT         CONTRACT
SUB-ACCOUNT                          UNITS     FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 2006  Lowest contract charges      1,183,595    $13.129329     $15,539,814
    Highest contract charges          141,189     18.886158       2,666,523
    Remaining contract charges      1,381,437            --      47,819,155
 2005  Lowest contract charges      1,230,188     11.859945      14,589,965
    Highest contract charges          157,562     17.292022       2,724,564
    Remaining contract charges      1,514,664            --      47,896,238
 2004  Lowest contract charges      1,236,308     11.059685      13,673,181
    Highest contract charges          173,147     16.344371       2,829,977
    Remaining contract charges      1,637,645            --      48,876,342
 2003  Lowest contract charges      1,213,421     10.660581      12,935,775
    Highest contract charges          169,148     15.968687       2,701,078
    Remaining contract charges      1,735,277            --      50,541,879
 2002  Lowest contract charges      1,076,453      8.996932       9,684,773
    Highest contract charges          172,764     13.659718       2,359,914
    Remaining contract charges      1,809,172            --      44,979,720
HARTFORD BLUE CHIP STOCK HLS FUND
 2006  Lowest contract charges      1,762,743     11.315476      19,946,277
    Highest contract charges          223,137     20.132807       4,492,382
    Remaining contract charges      1,750,449            --      35,614,217
 2005  Lowest contract charges      1,819,577     10.473287      19,056,949
    Highest contract charges          235,378     18.887653       4,445,741
    Remaining contract charges      1,912,636            --      36,440,227
 2004  Lowest contract charges      1,801,755      9.894691      17,827,806
    Highest contract charges          247,815     18.086718       4,482,169
    Remaining contract charges      2,055,357            --      37,431,445
 2003  Lowest contract charges      1,724,844      9.085856      15,671,680
    Highest contract charges          259,521     16.833925       4,368,765
    Remaining contract charges      2,125,538            --      35,966,946
 2002  Lowest contract charges      1,518,903      7.027173      10,673,594
    Highest contract charges          239,645     13.196452       3,162,463
    Remaining contract charges      2,090,394            --      27,678,298

                                                       INVESTMENT
                                       EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                            RATIO*           RATIO**           RETURN***
---------------------------------  ----------------------------------------------------
HARTFORD ADVISERS HLS FUND
 2006  Lowest contract charges             --              2.40%             10.70%
    Highest contract charges             1.35%             2.31%              9.22%
    Remaining contract charges             --                --                 --
 2005  Lowest contract charges             --              3.30%              7.24%
    Highest contract charges             1.35%             3.15%              5.80%
    Remaining contract charges             --                --                 --
 2004  Lowest contract charges             --              2.09%              3.74%
    Highest contract charges             1.35%             2.07%              2.35%
    Remaining contract charges             --                --                 --
 2003  Lowest contract charges             --              2.50%             18.49%
    Highest contract charges             0.94%             2.45%             16.90%
    Remaining contract charges             --                --                 --
 2002  Lowest contract charges             --              6.77%            (14.89)%
    Highest contract charges             1.35%             6.77%            (16.03)%
    Remaining contract charges             --                --                 --
HARTFORD BLUE CHIP STOCK HLS FUND
 2006  Lowest contract charges             --              0.34%              8.04%
    Highest contract charges             1.35%             0.33%              6.59%
    Remaining contract charges             --                --                 --
 2005  Lowest contract charges             --              0.83%              5.85%
    Highest contract charges             1.35%             0.82%              4.43%
    Remaining contract charges             --                --                 --
 2004  Lowest contract charges             --              0.20%              8.90%
    Highest contract charges             1.35%             0.19%              7.44%
    Remaining contract charges             --                --                 --
 2003  Lowest contract charges             --              0.04%             29.30%
    Highest contract charges             0.86%             0.04%             27.56%
    Remaining contract charges             --                --                 --
 2002  Lowest contract charges             --                --             (24.39)%
    Highest contract charges             1.35%               --             (25.41)%
    Remaining contract charges             --                --                 --

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                          UNITS     FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS
 FUND
 2006  Lowest contract charges        299,207    $15.011705      $4,491,607
    Highest contract charges           58,107     16.245376         943,970
    Remaining contract charges        464,855            --      11,782,010
 2005  Lowest contract charges        305,778     14.323725       4,379,881
    Highest contract charges           54,904     15.711507         862,621
    Remaining contract charges        491,626            --      12,026,585
 2004  Lowest contract charges        288,838     13.981339       4,038,347
    Highest contract charges           74,350     15.544391       1,155,718
    Remaining contract charges        503,917            --      12,173,939
 2003  Lowest contract charges        162,801     13.363438       2,175,580
    Highest contract charges           53,439     15.059294         804,755
    Remaining contract charges        434,265            --      10,144,361
 2002  Lowest contract charges        172,244     12.391284       2,134,325
    Highest contract charges           54,869     14.153476         776,587
    Remaining contract charges        457,251            --      10,019,969
HARTFORD CAPITAL APPRECIATION HLS
 FUND
 2006  Lowest contract charges        350,743     22.911217       8,035,942
    Highest contract charges           99,833     21.728630       2,169,243
    Remaining contract charges        708,017            --      15,496,839
 2005  Lowest contract charges        262,887     19.646900       5,164,918
    Highest contract charges           68,664     18.886012       1,296,791
    Remaining contract charges        595,552            --      11,308,267
 2004  Lowest contract charges        184,706     17.003597       3,140,676
    Highest contract charges           55,167     16.567092         913,957
    Remaining contract charges        390,122            --       6,485,939
 2003  Lowest contract charges         72,698     14.245123       1,035,598
    Highest contract charges           12,254     14.067922         172,383
    Remaining contract charges        150,934            --       2,126,923
HARTFORD CAPITAL OPPORTUNITIES
 HLS FUND
 2006  Lowest contract charges        388,730      7.235234       2,812,550
    Highest contract charges           27,763      6.611986         183,566
    Remaining contract charges        151,549            --       1,014,301
 2005  Lowest contract charges        414,517      6.706097       2,779,790
    Highest contract charges           38,214      6.211715         237,374
    Remaining contract charges        168,751            --       1,059,106
 2004  Lowest contract charges        417,658      6.721229       2,807,175
    Highest contract charges           41,659      6.310367         262,882
    Remaining contract charges        187,563            --       1,193,670
 2003  Lowest contract charges        409,541      6.113925       2,503,904
    Highest contract charges           37,299      5.818179         217,010
    Remaining contract charges        177,563            --       1,040,040
 2002  Lowest contract charges        348,521      4.799618       1,672,767
    Highest contract charges           35,081      4.629481         162,409
    Remaining contract charges        136,531            --         635,134

                                                       INVESTMENT
                                       EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                            RATIO*           RATIO**           RETURN***
---------------------------------  ----------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS
 FUND
 2006  Lowest contract charges             --              4.97%              4.80%
    Highest contract charges             1.35%             5.03%              3.40%
    Remaining contract charges             --                --                 --
 2005  Lowest contract charges             --              7.48%              2.45%
    Highest contract charges             1.35%             6.42%              1.08%
    Remaining contract charges             --                --                 --
 2004  Lowest contract charges             --              5.04%              4.62%
    Highest contract charges             1.35%             4.93%              3.22%
    Remaining contract charges             --                --                 --
 2003  Lowest contract charges             --              4.35%              7.84%
    Highest contract charges             0.98%             4.32%              6.40%
    Remaining contract charges             --                --                 --
 2002  Lowest contract charges             --             12.76%             10.09%
    Highest contract charges             1.35%            12.76%              8.61%
    Remaining contract charges             --                --                 --
HARTFORD CAPITAL APPRECIATION HLS
 FUND
 2006  Lowest contract charges             --              1.55%             16.62%
    Highest contract charges             1.35%             1.56%             15.05%
    Remaining contract charges             --                --                 --
 2005  Lowest contract charges             --              1.05%             15.55%
    Highest contract charges             1.34%             1.00%             14.00%
    Remaining contract charges             --                --                 --
 2004  Lowest contract charges             --              0.43%             19.36%
    Highest contract charges             1.34%             0.58%             17.77%
    Remaining contract charges             --                --                 --
 2003  Lowest contract charges             --              1.36%             42.45%
    Highest contract charges             0.76%             1.15%             40.68%
    Remaining contract charges             --                --                 --
HARTFORD CAPITAL OPPORTUNITIES
 HLS FUND
 2006  Lowest contract charges             --                --               7.89%
    Highest contract charges             1.35%               --               6.44%
    Remaining contract charges             --                --                 --
 2005  Lowest contract charges             --              0.40%             (0.23)%
    Highest contract charges             1.35%             0.38%             (1.56)%
    Remaining contract charges             --                --                 --
 2004  Lowest contract charges             --              0.42%              9.93%
    Highest contract charges             1.35%             0.42%              8.46%
    Remaining contract charges             --                --                 --
 2003  Lowest contract charges             --              0.39%             27.38%
    Highest contract charges             0.39%             0.38%             25.68%
    Remaining contract charges             --                --                 --
 2002  Lowest contract charges             --                --             (28.85)%
    Highest contract charges             1.35%               --             (29.81)%
    Remaining contract charges             --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                          UNITS     FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS
 FUND
 2006  Lowest contract charges         45,461    $11.624352        $528,450
    Highest contract charges           18,121     11.499088         208,376
    Remaining contract charges         89,878            --       1,035,054
HARTFORD FOCUS HLS FUND
 2006  Lowest contract charges            301     10.876615           3,269
    Highest contract charges            1,290     10.774928          13,898
    Remaining contract charges             --            --              --
HARTFORD GLOBAL ADVISERS HLS FUND
 2006  Lowest contract charges          2,439     10.677092          26,037
    Highest contract charges            4,110     10.577272          43,476
    Remaining contract charges             --            --              --
HARTFORD GLOBAL LEADERS HLS FUND
 2006  Lowest contract charges      1,335,244     14.501781      19,363,415
    Highest contract charges          206,362     16.504619       3,405,919
    Remaining contract charges      3,043,147            --      90,634,708
 2005  Lowest contract charges      1,404,616     12.704752      17,845,296
    Highest contract charges          230,054     14.655921       3,371,647
    Remaining contract charges      3,320,790            --      87,665,728
 2004  Lowest contract charges      1,389,932     12.384136      17,213,111
    Highest contract charges          246,985     14.480181       3,576,389
    Remaining contract charges      3,529,663            --      91,894,950
 2003  Lowest contract charges      1,323,934     10.390613      13,756,482
    Highest contract charges          233,928     12.314257       2,880,647
    Remaining contract charges      3,672,211            --      81,156,811
 2002  Lowest contract charges        999,594      7.664200       7,661,089
    Highest contract charges          217,771      9.206389       2,004,885
    Remaining contract charges      3,743,022            --      61,731,474
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 2006  Lowest contract charges      1,414,299     12.295895      17,390,078
    Highest contract charges          172,231     18.934410       3,261,101
    Remaining contract charges      1,344,291            --      35,667,433
 2005  Lowest contract charges      1,489,223     10.934389      16,283,738
    Highest contract charges          167,693     17.066642       2,861,965
    Remaining contract charges      1,465,776            --      34,989,461
 2004  Lowest contract charges      1,496,148     10.259344      15,349,493
    Highest contract charges          179,428     16.230638       2,912,226
    Remaining contract charges      1,570,449            --      35,587,245
 2003  Lowest contract charges      1,406,966      9.463519      13,314,854
    Highest contract charges          195,575     15.175060       2,967,870
    Remaining contract charges      1,676,395            --      35,451,286
 2002  Lowest contract charges        492,639      7.346396       3,619,120
    Highest contract charges          147,888     11.940163       1,765,807
    Remaining contract charges      1,620,621            --      26,916,117

                                                       INVESTMENT
                                       EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                            RATIO*           RATIO**           RETURN***
---------------------------------  ----------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS
 FUND
 2006  Lowest contract charges             --              4.97%             12.11%
    Highest contract charges             1.08%             5.49%             11.10%
    Remaining contract charges             --                --                 --
HARTFORD FOCUS HLS FUND
 2006  Lowest contract charges             --              1.36%              7.05%
    Highest contract charges             0.93%             1.22%              6.22%
    Remaining contract charges             --                --                 --
HARTFORD GLOBAL ADVISERS HLS FUND
 2006  Lowest contract charges             --              6.86%              3.07%
    Highest contract charges             0.94%             6.48%              2.27%
    Remaining contract charges             --                --                 --
HARTFORD GLOBAL LEADERS HLS FUND
 2006  Lowest contract charges             --              0.79%             14.15%
    Highest contract charges             1.35%             0.78%             12.61%
    Remaining contract charges             --                --                 --
 2005  Lowest contract charges             --              0.82%              2.59%
    Highest contract charges             1.35%             0.80%              1.21%
    Remaining contract charges             --                --                 --
 2004  Lowest contract charges             --              0.55%             19.19%
    Highest contract charges             1.35%             0.55%             17.59%
    Remaining contract charges             --                --                 --
 2003  Lowest contract charges             --              0.45%             35.57%
    Highest contract charges             1.01%             0.44%             31.80%
    Remaining contract charges             --                --                 --
 2002  Lowest contract charges             --             21.56%            (19.35)%
    Highest contract charges             1.35%            21.56%            (20.43)%
    Remaining contract charges             --                --                 --
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 2006  Lowest contract charges             --              1.12%             12.45%
    Highest contract charges             1.35%             1.15%             10.94%
    Remaining contract charges             --                --                 --
 2005  Lowest contract charges             --              1.20%              6.58%
    Highest contract charges             1.35%             1.13%              5.15%
    Remaining contract charges             --                --                 --
 2004  Lowest contract charges             --              1.15%              8.41%
    Highest contract charges             1.35%             1.06%              6.96%
    Remaining contract charges             --                --                 --
 2003  Lowest contract charges             --              1.36%             28.81%
    Highest contract charges             0.89%             1.30%             27.09%
    Remaining contract charges             --                --                 --
 2002  Lowest contract charges             --             13.29%            (24.68)%
    Highest contract charges             1.35%            13.29%            (25.69)%
    Remaining contract charges             --                --                 --

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                 UNIT         CONTRACT
SUB-ACCOUNT                        UNITS     FAIR VALUE #  OWNERS' EQUITY
-------------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
 2006  Lowest contract charges        8,904    $10.399640         $92,596
    Highest contract charges         13,970     10.302367         143,921
    Remaining contract charges           --            --              --
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2006  Lowest contract charges    2,380,461     19.531033      46,492,859
    Highest contract charges        318,619     24.239230       7,723,086
    Remaining contract charges    4,833,873            --     258,153,331
 2005  Lowest contract charges    2,469,473     17.430141      43,043,256
    Highest contract charges        318,541     21.925977       6,984,333
    Remaining contract charges    5,236,887            --     252,543,416
 2004  Lowest contract charges    2,478,761     14.986075      37,146,901
    Highest contract charges        302,568     19.107576       5,781,346
    Remaining contract charges    5,672,447            --     237,957,086
 2003  Lowest contract charges    2,389,412     12.788400      30,556,755
    Highest contract charges        295,658     16.526968       4,886,325
    Remaining contract charges    6,117,667            --     221,811,209
 2002  Lowest contract charges    2,098,527      8.893802      18,663,881
    Highest contract charges        288,112     11.649837       3,356,453
    Remaining contract charges    6,323,304            --     161,271,382
HARTFORD HIGH YIELD HLS FUND
 2006  Lowest contract charges      166,873     13.031809       2,174,663
    Highest contract charges         27,555     13.624784         375,419
    Remaining contract charges      344,849            --       5,428,305
 2005  Lowest contract charges      190,060     11.722624       2,228,006
    Highest contract charges         35,445     12.422526         440,320
    Remaining contract charges      374,003            --       5,357,635
 2004  Lowest contract charges      225,821     11.478548       2,592,100
    Highest contract charges         42,104     12.329169         519,111
    Remaining contract charges      398,321            --       5,652,859
 2003  Lowest contract charges      209,358     10.687323       2,237,471
    Highest contract charges         55,821     11.635260         649,489
    Remaining contract charges      446,586            --       5,970,400
 2002  Lowest contract charges      152,038      8.675866       1,319,061
    Highest contract charges         42,937      9.573657         411,063
    Remaining contract charges      389,387            --       4,274,696

                                                     INVESTMENT
                                     EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                          RATIO*            RATIO**           RETURN***
-------------------------------  ------------------------------------------------------
HARTFORD GROWTH HLS FUND
 2006  Lowest contract charges           --               0.19%              0.71%
    Highest contract charges           0.92%              0.17%             (0.07)%
    Remaining contract charges           --                 --                 --
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2006  Lowest contract charges           --               0.77%             12.05%
    Highest contract charges           1.35%              0.78%             10.55%
    Remaining contract charges           --                 --                 --
 2005  Lowest contract charges           --               0.22%             16.31%
    Highest contract charges           1.34%              0.23%             14.75%
    Remaining contract charges           --                 --                 --
 2004  Lowest contract charges           --                 --              17.19%
    Highest contract charges           1.35%                --              15.62%
    Remaining contract charges           --                 --                 --
 2003  Lowest contract charges           --                 --              43.79%
    Highest contract charges           1.01%                --              41.86%
    Remaining contract charges           --                 --                 --
 2002  Lowest contract charges           --                 --             (27.65)%
    Highest contract charges           1.35%                --             (28.62)%
    Remaining contract charges           --                 --                 --
HARTFORD HIGH YIELD HLS FUND
 2006  Lowest contract charges           --              14.51%             11.17%
    Highest contract charges           1.35%             14.33%              9.68%
    Remaining contract charges           --                 --                 --
 2005  Lowest contract charges           --               6.62%              2.13%
    Highest contract charges           1.35%              6.89%              0.76%
    Remaining contract charges           --                 --                 --
 2004  Lowest contract charges           --               4.84%              7.40%
    Highest contract charges           1.35%              4.39%              5.96%
    Remaining contract charges           --                 --                 --
 2003  Lowest contract charges           --               4.08%             23.18%
    Highest contract charges           0.90%              4.06%             21.53%
    Remaining contract charges           --                 --                 --
 2002  Lowest contract charges           --              21.26%             (7.19)%
    Highest contract charges           1.35%             21.26%             (8.43)%
    Remaining contract charges           --                 --                 --

-------------------------------------------------------------------------------

                                                 UNIT         CONTRACT
SUB-ACCOUNT                        UNITS     FAIR VALUE #  OWNERS' EQUITY
-------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
 2006  Lowest contract charges    2,257,562    $11.454480     $25,859,199
    Highest contract charges        318,387     21.358512       6,800,265
    Remaining contract charges    2,483,435            --      53,693,680
 2005  Lowest contract charges    2,398,550      9.921147      23,796,367
    Highest contract charges        339,566     18.750753       6,367,109
    Remaining contract charges    2,724,253            --      51,614,456
 2004  Lowest contract charges    2,379,167      9.493669      22,587,025
    Highest contract charges        359,141     18.186693       6,531,593
    Remaining contract charges    2,901,086            --      53,213,199
 2003  Lowest contract charges    2,244,487      8.599825      19,302,197
    Highest contract charges        337,996     16.698242       5,643,946
    Remaining contract charges    2,980,122            --      50,100,591
 2002  Lowest contract charges    1,992,890      6.711711      13,375,699
    Highest contract charges        317,461     13.209047       4,193,360
    Remaining contract charges    2,999,515            --      39,817,090
HARTFORD INTERNATIONAL CAPITAL
 APPRECIATION HLS FUND
 2006  Lowest contract charges       13,502     11.626340         156,974
    Highest contract charges            416     11.501019           4,780
    Remaining contract charges       35,349            --         407,365
HARTFORD INTERNATIONAL SMALL
 COMPANY HLS FUND
 2006  Lowest contract charges       29,991     11.963986         358,811
    Highest contract charges         12,730     11.835073         150,666
    Remaining contract charges       81,226            --         962,747
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2006  Lowest contract charges      353,531     13.018982       4,602,613
    Highest contract charges         98,989     15.989791       1,582,837
    Remaining contract charges      558,951            --      11,001,251
 2005  Lowest contract charges      316,394     10.460471       3,309,626
    Highest contract charges         73,599     13.022018         958,403
    Remaining contract charges      539,632            --       8,631,347
 2004  Lowest contract charges      259,720      9.126221       2,370,266
    Highest contract charges         84,551     11.515335         973,635
    Remaining contract charges      506,936            --       7,156,985
 2003  Lowest contract charges      226,137      7.728754       1,747,760
    Highest contract charges         72,090      9.884466         712,574
    Remaining contract charges      498,807            --       6,034,038

                                                     INVESTMENT
                                     EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                          RATIO*            RATIO**           RETURN***
-------------------------------  ------------------------------------------------------
HARTFORD INDEX HLS FUND
 2006  Lowest contract charges           --               1.71%             15.46%
    Highest contract charges           1.35%              1.70%             13.91%
    Remaining contract charges           --                 --                 --
 2005  Lowest contract charges           --               1.94%              4.50%
    Highest contract charges           1.35%              1.86%              3.10%
    Remaining contract charges           --                 --                 --
 2004  Lowest contract charges           --               1.32%             10.39%
    Highest contract charges           1.35%              1.31%              8.91%
    Remaining contract charges           --                 --                 --
 2003  Lowest contract charges           --               1.48%             28.13%
    Highest contract charges           0.89%              1.44%             26.42%
    Remaining contract charges           --                 --                 --
 2002  Lowest contract charges           --               5.50%            (22.43)%
    Highest contract charges           1.35%              5.50%            (23.47)%
    Remaining contract charges           --                 --                 --
HARTFORD INTERNATIONAL CAPITAL
 APPRECIATION HLS FUND
 2006  Lowest contract charges           --               2.30%              8.05%
    Highest contract charges           1.09%              2.19%              7.08%
    Remaining contract charges           --                 --                 --
HARTFORD INTERNATIONAL SMALL
 COMPANY HLS FUND
 2006  Lowest contract charges           --               3.11%              9.72%
    Highest contract charges           1.07%              5.97%              8.73%
    Remaining contract charges           --                 --                 --
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2006  Lowest contract charges           --               2.78%             24.46%
    Highest contract charges           1.35%              2.77%             22.79%
    Remaining contract charges           --                 --                 --
 2005  Lowest contract charges           --                 --              14.62%
    Highest contract charges           1.35%                --              13.08%
    Remaining contract charges           --                 --                 --
 2004  Lowest contract charges           --               0.77%             18.08%
    Highest contract charges           1.35%              0.78%             16.50%
    Remaining contract charges           --                 --                 --
 2003  Lowest contract charges           --               2.17%             29.25%
    Highest contract charges           0.95%              2.19%             27.53%
    Remaining contract charges           --                 --                 --

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                 UNIT         CONTRACT
SUB-ACCOUNT                        UNITS     FAIR VALUE #  OWNERS' EQUITY
-------------------------------------------------------------------------
HARTFORD INTERNATIONAL STOCK
 HLS FUND
 2006  Lowest contract charges      760,560    $14.879331     $11,316,623
    Highest contract charges        175,048     19.224932       3,365,295
    Remaining contract charges    1,429,160            --      33,091,938
 2005  Lowest contract charges      780,943     12.149452       9,488,028
    Highest contract charges        173,910     15.911078       2,767,092
    Remaining contract charges    1,521,829            --      29,109,853
 2004  Lowest contract charges      764,392     10.906414       8,336,778
    Highest contract charges        180,404     14.477176       2,611,742
    Remaining contract charges    1,588,378            --      27,594,424
 2003  Lowest contract charges      733,155      9.458333       6,934,425
    Highest contract charges        184,894     12.725507       2,352,866
    Remaining contract charges    1,673,739            --      25,512,048
 2002  Lowest contract charges      670,829      7.274903       4,880,216
    Highest contract charges        175,808      9.920698       1,744,143
    Remaining contract charges    1,692,077            --      20,069,976
HARTFORD LARGECAP GROWTH HLS
 FUND
 2006  Lowest contract charges    1,462,077      8.228471      12,030,661
    Highest contract charges        150,375      9.568969       1,438,943
    Remaining contract charges      684,668            --       6,655,778
 2005  Lowest contract charges    1,471,070      7.728427      11,369,058
    Highest contract charges        161,529      9.109617       1,471,471
    Remaining contract charges      726,644            --       6,712,565
 2004  Lowest contract charges    1,413,281      7.652383      10,814,975
    Highest contract charges        159,867      9.142611       1,461,598
    Remaining contract charges      780,062            --       7,218,921
 2003  Lowest contract charges    1,357,412      6.860751       9,312,865
    Highest contract charges        156,876      8.308187       1,303,355
    Remaining contract charges      795,294            --       6,676,006
 2002  Lowest contract charges    1,186,781      5.558826       6,597,112
    Highest contract charges        170,096      6.823015       1,160,565
    Remaining contract charges      771,282            --       5,307,413

                                                     INVESTMENT
                                     EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                          RATIO*            RATIO**           RETURN***
-------------------------------  ------------------------------------------------------
HARTFORD INTERNATIONAL STOCK
 HLS FUND
 2006  Lowest contract charges           --               1.47%             22.47%
    Highest contract charges           1.35%              1.48%             20.83%
    Remaining contract charges           --                 --                 --
 2005  Lowest contract charges           --               1.30%             11.40%
    Highest contract charges           1.35%              1.31%              9.91%
    Remaining contract charges           --                 --                 --
 2004  Lowest contract charges           --               0.30%             15.31%
    Highest contract charges           1.35%              0.31%             13.77%
    Remaining contract charges           --                 --                 --
 2003  Lowest contract charges           --               2.57%             30.01%
    Highest contract charges           0.95%              2.53%             28.27%
    Remaining contract charges           --                 --                 --
 2002  Lowest contract charges           --               0.90%             (9.74)%
    Highest contract charges           1.35%              0.90%            (10.96)%
    Remaining contract charges           --                 --                 --
HARTFORD LARGECAP GROWTH HLS
 FUND
 2006  Lowest contract charges           --               0.50%              6.47%
    Highest contract charges           1.35%              0.50%              5.04%
    Remaining contract charges           --                 --                 --
 2005  Lowest contract charges           --               0.84%              0.99%
    Highest contract charges           1.35%              0.84%             (0.36)%
    Remaining contract charges           --                 --                 --
 2004  Lowest contract charges           --               0.05%             11.54%
    Highest contract charges           1.35%              0.05%             10.04%
    Remaining contract charges           --                 --                 --
 2003  Lowest contract charges           --                 --              23.42%
    Highest contract charges           0.57%                --              21.77%
    Remaining contract charges           --                 --                 --
 2002  Lowest contract charges           --                 --             (31.04)%
    Highest contract charges           1.35%                --             (31.97)%
    Remaining contract charges           --                 --                 --

-------------------------------------------------------------------------------

                                                 UNIT         CONTRACT
SUB-ACCOUNT                        UNITS     FAIR VALUE #  OWNERS' EQUITY
-------------------------------------------------------------------------
HARTFORD MIDCAP GROWTH HLS FUND
 2006  Lowest contract charges      638,714    $17.550598     $11,209,815
    Highest contract charges         94,009     15.071336       1,416,852
    Remaining contract charges      521,766            --       7,987,895
 2005  Lowest contract charges      653,349     15.632507      10,213,477
    Highest contract charges         92,824     13.606654       1,263,019
    Remaining contract charges      549,264            --       7,578,595
 2004  Lowest contract charges      633,150     14.952850       9,467,402
    Highest contract charges        107,708     13.191965       1,420,876
    Remaining contract charges      570,984            --       7,624,359
 2003  Lowest contract charges      583,127     13.251978       7,727,584
    Highest contract charges        114,096     11.850235       1,352,063
    Remaining contract charges      570,601            --       6,831,832
 2002  Lowest contract charges      501,082     10.112376       5,067,128
    Highest contract charges         99,265      9.165516         909,811
    Remaining contract charges      521,747            --       4,823,069
HARTFORD MONEY MARKET HLS FUND
 2006  Lowest contract charges      319,778     12.672074       4,052,250
    Highest contract charges         76,023     12.782278         971,748
    Remaining contract charges      430,209            --       7,128,911
 2005  Lowest contract charges      332,406     12.102854       4,023,066
    Highest contract charges         88,364     12.373999       1,093,417
    Remaining contract charges      417,789            --       6,705,816
 2004  Lowest contract charges      376,548     11.768100       4,431,256
    Highest contract charges        106,573     12.195264       1,299,684
    Remaining contract charges      450,781            --       7,114,749
 2003  Lowest contract charges      470,467     11.658086       5,484,750
    Highest contract charges        119,926     12.245454       1,468,553
    Remaining contract charges      497,257            --       7,859,372
 2002  Lowest contract charges      536,913     11.571531       6,212,911
    Highest contract charges        167,979     12.319725       2,069,460
    Remaining contract charges      741,999            --      11,758,272

                                                     INVESTMENT
                                     EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                          RATIO*            RATIO**           RETURN***
-------------------------------  ------------------------------------------------------
HARTFORD MIDCAP GROWTH HLS FUND
 2006  Lowest contract charges           --                 --              12.27%
    Highest contract charges           1.35%                --              10.76%
    Remaining contract charges           --                 --                 --
 2005  Lowest contract charges           --               0.02%              4.55%
    Highest contract charges           1.35%              0.02%              3.14%
    Remaining contract charges           --                 --                 --
 2004  Lowest contract charges           --               0.13%             12.84%
    Highest contract charges           1.35%              0.13%             11.32%
    Remaining contract charges           --                 --                 --
 2003  Lowest contract charges           --               0.16%             31.05%
    Highest contract charges           0.62%              0.16%             29.29%
    Remaining contract charges           --                 --                 --
 2002  Lowest contract charges           --                 --             (13.06)%
    Highest contract charges           1.35%                --             (14.23)%
    Remaining contract charges           --                 --                 --
HARTFORD MONEY MARKET HLS FUND
 2006  Lowest contract charges           --               4.60%              4.70%
    Highest contract charges           1.35%              4.58%              3.30%
    Remaining contract charges           --                 --                 --
 2005  Lowest contract charges           --               2.80%              2.85%
    Highest contract charges           1.35%              2.79%              1.47%
    Remaining contract charges           --                 --                 --
 2004  Lowest contract charges           --               0.92%              0.94%
    Highest contract charges           1.35%              0.93%             (0.41)%
    Remaining contract charges           --                 --                 --
 2003  Lowest contract charges           --               0.75%              0.75%
    Highest contract charges           0.80%              0.76%             (0.60)%
    Remaining contract charges           --                 --                 --
 2002  Lowest contract charges           --               5.03%              1.50%
    Highest contract charges           1.35%              5.03%              0.13%
    Remaining contract charges           --                 --                 --

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                          UNITS     FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD SMALLCAP VALUE HLS FUND
 2006  Lowest contract charges        665,116    $28.160623     $18,730,070
    Highest contract charges          106,389     25.523651       2,715,431
    Remaining contract charges        675,471            --      17,515,689
 2005  Lowest contract charges        708,264     23.802838      16,858,702
    Highest contract charges          110,767     21.867121       2,422,163
    Remaining contract charges        729,287            --      16,175,001
 2004  Lowest contract charges        705,712     22.016543      15,537,353
    Highest contract charges          126,858     20.500936       2,600,713
    Remaining contract charges        744,008            --      15,442,378
 2003  Lowest contract charges        661,438     19.315610      12,776,078
    Highest contract charges          123,734     18.230255       2,255,698
    Remaining contract charges        779,219            --      14,354,796
 2002  Lowest contract charges        593,968     13.950696       8,286,262
    Highest contract charges          115,341     13.345574       1,539,298
    Remaining contract charges        788,151            --      10,609,747
HARTFORD SMALLCAP GROWTH HLS FUND
 2006  Lowest contract charges      1,808,197     19.679323      35,584,100
    Highest contract charges          218,660     20.548991       4,493,250
    Remaining contract charges      2,595,397            --      78,289,946
 2005  Lowest contract charges      1,886,916     18.416426      34,750,244
    Highest contract charges          248,478     19.491744       4,843,276
    Remaining contract charges      2,886,937            --      82,454,794
 2004  Lowest contract charges      1,906,182     16.588167      31,620,068
    Highest contract charges          275,322     17.795292       4,899,430
    Remaining contract charges      3,145,545            --      81,869,196
 2003  Lowest contract charges      1,842,727     14.370808      26,481,473
    Highest contract charges          281,191     15.626012       4,393,889
    Remaining contract charges      3,337,095            --      76,127,446
 2002  Lowest contract charges      1,608,473      9.576694      15,403,858
    Highest contract charges          291,069     10.554554       3,072,105
    Remaining contract charges      3,350,541            --      51,531,854
HARTFORD STOCK HLS FUND
 2006  Lowest contract charges        198,667     13.284697       2,639,237
    Highest contract charges           31,081     12.141085         377,359
    Remaining contract charges        223,394            --       2,745,815
 2005  Lowest contract charges        193,695     11.586792       2,244,305
    Highest contract charges           28,423     10.733240         305,075
    Remaining contract charges        191,857            --       2,081,082
 2004  Lowest contract charges        220,997     10.569949       2,335,925
    Highest contract charges           28,089      9.924359         278,765
    Remaining contract charges        183,653            --       1,838,565
 2003  Lowest contract charges        182,524     10.146919       1,852,052
    Highest contract charges           23,238      9.656665         224,405
    Remaining contract charges        140,029            --       1,361,465

                                                       INVESTMENT
                                       EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                            RATIO*           RATIO**           RETURN***
---------------------------------  ----------------------------------------------------
HARTFORD SMALLCAP VALUE HLS FUND
 2006  Lowest contract charges             --              1.34%             18.31%
    Highest contract charges             1.35%             1.36%             16.72%
    Remaining contract charges             --                --                 --
 2005  Lowest contract charges             --              1.51%              8.11%
    Highest contract charges             1.35%             1.43%              6.66%
    Remaining contract charges             --                --                 --
 2004  Lowest contract charges             --              0.65%             13.98%
    Highest contract charges             1.35%             0.65%             12.46%
    Remaining contract charges             --                --                 --
 2003  Lowest contract charges             --              0.49%             38.46%
    Highest contract charges             0.68%             0.49%             36.60%
    Remaining contract charges             --                --                 --
 2002  Lowest contract charges             --             10.80%            (15.16)%
    Highest contract charges             1.35%            10.80%            (16.30)%
    Remaining contract charges             --                --                 --
HARTFORD SMALLCAP GROWTH HLS FUND
 2006  Lowest contract charges             --              0.36%              6.86%
    Highest contract charges             1.35%             0.35%              5.42%
    Remaining contract charges             --                --                 --
 2005  Lowest contract charges             --              0.40%             11.02%
    Highest contract charges             1.35%             0.38%              9.53%
    Remaining contract charges             --                --                 --
 2004  Lowest contract charges             --                --              15.43%
    Highest contract charges             1.35%               --              13.88%
    Remaining contract charges             --                --                 --
 2003  Lowest contract charges             --                --              50.06%
    Highest contract charges             0.89%               --              48.05%
    Remaining contract charges             --                --                 --
 2002  Lowest contract charges             --                --             (28.83)%
    Highest contract charges             1.35%               --             (29.79)%
    Remaining contract charges             --                --                 --
HARTFORD STOCK HLS FUND
 2006  Lowest contract charges             --              1.38%             14.65%
    Highest contract charges             1.35%             1.44%             13.12%
    Remaining contract charges             --                --                 --
 2005  Lowest contract charges             --              1.77%              9.62%
    Highest contract charges             1.35%             1.87%              8.15%
    Remaining contract charges             --                --                 --
 2004  Lowest contract charges             --              1.19%              4.17%
    Highest contract charges             1.35%             1.15%              2.77%
    Remaining contract charges             --                --                 --
 2003  Lowest contract charges             --              1.54%             21.76%
    Highest contract charges             0.58%             1.40%             20.14%
    Remaining contract charges             --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                          UNITS     FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2006  Lowest contract charges        354,247    $14.482203      $5,130,272
    Highest contract charges           47,440     15.613166         740,672
    Remaining contract charges        441,196            --      10,235,653
 2005  Lowest contract charges        371,445     13.923525       5,171,823
    Highest contract charges           59,234     15.214833         901,239
    Remaining contract charges        483,722            --      10,909,717
 2004  Lowest contract charges        373,147     13.710488       5,116,024
    Highest contract charges          119,714     15.185674       1,817,941
    Remaining contract charges        547,544            --      12,307,113
 2003  Lowest contract charges        373,515     13.432393       5,017,202
    Highest contract charges           75,041     15.079851       1,131,613
    Remaining contract charges        629,079            --      14,036,831
 2002  Lowest contract charges        374,100     13.150191       4,919,482
    Highest contract charges           80,589     14.963659       1,205,899
    Remaining contract charges        787,975            --      17,369,409
HARTFORD VALUE OPPORTUNITIES HLS
 FUND
 2006  Lowest contract charges        794,870     18.496459      14,702,273
    Highest contract charges          131,018     27.373999       3,586,458
    Remaining contract charges        958,650            --      26,603,115
 2005  Lowest contract charges        810,538     15.540160      12,595,891
    Highest contract charges          131,116     23.311330       3,056,489
    Remaining contract charges      1,031,062            --      24,322,254
 2004  Lowest contract charges        822,557     14.346066      11,800,464
    Highest contract charges          131,244     21.812550       2,862,765
    Remaining contract charges      1,053,678            --      23,215,280
 2003  Lowest contract charges        770,680     12.068264       9,300,768
    Highest contract charges          124,978     18.598476       2,324,399
    Remaining contract charges      1,078,746            --      20,227,905
 2002  Lowest contract charges        633,261      8.506309       5,386,710
    Highest contract charges          123,875     13.287035       1,645,935
    Remaining contract charges      1,076,741            --      14,397,686
HARTFORD EQUITY INCOME HLS FUND
 2006  Lowest contract charges         19,335     11.541638         223,162
    Highest contract charges            2,328     11.417278          26,578
    Remaining contract charges         45,710            --         522,818

                                                       INVESTMENT
                                       EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                            RATIO*           RATIO**           RETURN***
---------------------------------  ----------------------------------------------------
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2006  Lowest contract charges             --              3.44%              4.01%
    Highest contract charges             1.35%             3.41%              2.62%
    Remaining contract charges             --                --                 --
 2005  Lowest contract charges             --              2.92%              1.55%
    Highest contract charges             1.35%             2.95%              0.19%
    Remaining contract charges             --                --                 --
 2004  Lowest contract charges             --              3.50%              2.07%
    Highest contract charges             1.35%             3.96%              0.70%
    Remaining contract charges             --                --                 --
 2003  Lowest contract charges             --              1.57%              2.15%
    Highest contract charges             0.89%             1.42%              0.78%
    Remaining contract charges             --                --                 --
 2002  Lowest contract charges             --              3.99%             10.73%
    Highest contract charges             1.35%             3.99%              9.25%
    Remaining contract charges             --                --                 --
HARTFORD VALUE OPPORTUNITIES HLS
 FUND
 2006  Lowest contract charges             --              1.34%             19.02%
    Highest contract charges             1.35%             1.36%             17.43%
    Remaining contract charges             --                --                 --
 2005  Lowest contract charges             --              1.44%              8.32%
    Highest contract charges             1.35%             1.42%              6.87%
    Remaining contract charges             --                --                 --
 2004  Lowest contract charges             --              0.31%             18.87%
    Highest contract charges             1.35%             0.30%             17.28%
    Remaining contract charges             --                --                 --
 2003  Lowest contract charges             --              0.53%             41.87%
    Highest contract charges             0.85%             0.52%             39.97%
    Remaining contract charges             --                --                 --
 2002  Lowest contract charges             --              2.79%            (24.95)%
    Highest contract charges             1.35%             2.49%            (25.96)%
    Remaining contract charges             --                --                 --
HARTFORD EQUITY INCOME HLS FUND
 2006  Lowest contract charges             --              3.14%             11.78%
    Highest contract charges             1.09%             4.12%             10.77%
    Remaining contract charges             --                --                 --

* This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Accounts invest.

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges and Riders (if applicable) assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY & EXPENSE RISK CHARGES:

    The Company, will charge an expense ranging from 0.75% to 1.00% of the contract's value for mortality and expense risks undertaken by the Company.

    These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

    The Company, will charge an expense ranging from

       -   $7.50 - 11.50 plus $0.13 per $1,000 of the face amount

       -   $4.50 - 6.00

    for administrative services provided by the Company. These charges are a redemption in unit values.

    The Company, will also make certain deductions ranging from 0.27% - 0.35% for policy value advances.

    These charges are a reduction in unit values.

RIDERS:

    The Company will charge an expense for various Rider charges, such as Guaranteed Death Benefit, Policy Value Advances, Recovery Charge, Waiver of Selected Amount, Waiver of Monthly Deduction, Additional Insured, Primary Insured, Child Insurance, Accelerated Benefit, Second to Die Life Term Rider, First to Die Life Term Rider, and, Single Life Waiver of Single Amount, Joint Waiver of Selected Amount, Joint Waiver of Monthly Deductions, and Estate Protection Rider. These charges ranging from

       -   $0.02 - 0.06 per $1.000 of face value

       -   $0.08 - 8.88 per $1,000 of amount at risk

       -   $2.33 - 42.39 per $100 of selected amount

       -   0.07 - 7.39% per $1,000 of death benefit

       -   $0.09 - 1,000 per $1,000 of benefit

       -   5.27% interest discount plus $50 - 10% discount plus $300

    These charges are a redemption in units.

                        UNION SECURITY INSURANCE COMPANY

                               2006 ANNUAL REPORT

                  FOR THE FISCAL YEAR ENDED DECEMBER 31, 2006
          WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                        UNION SECURITY INSURANCE COMPANY
                       CONSOLIDATED FINANCIAL STATEMENTS
                               DECEMBER 31, 2006

                                    CONTENTS

Report of Independent Registered Public Accounting Firm                    F-1
Consolidated Balance Sheets                                                F-2
Consolidated Statements of Operations                                      F-3
Consolidated Statements of Changes in Shareholder's Equity                 F-4
Consolidated Statements of Cash Flows                                      F-5
Notes to Consolidated Financial Statements                                 F-6

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Union Security Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of operations, changes in stockholder's equity and cash flows present fairly, in all material respects, the financial position of Union Security Insurance Company and its subsidiaries (the Company), an indirect wholly owned subsidiary of Assurant, Inc. at December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2006 in conformity with accounting principles generally accepted in the United States of America. These consolidated financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits of these statements in accordance with standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall consolidated financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
March 1, 2007
Minneapolis, Minnesota

                        UNION SECURITY INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                         AT DECEMBER 31, 2006 AND 2005

                                                      AS OF DECEMBER 31,
                                                  2006                 2005
                                                     (IN THOUSANDS EXCEPT
                                                      NUMBER OF SHARES)
--------------------------------------------------------------------------------
ASSETS
 Investments:
 Fixed maturities available for sale, at         $2,915,346           $3,488,415
  fair value (amortized cost -- $2,823,347
  in 2006 and $3,316,091 in 2005)
 Equity securities available for sale, at           320,010              318,120
  fair value (cost -- $316,087 in 2006 and
  $317,341 in 2005)
 Commercial mortgage loans on real estate at        750,283              758,966
  amortized cost
 Policy loans                                         7,840                9,773
 Short-term investments                              48,141               80,329
 Collateral held under securities lending           176,937              384,141
 Other investments                                   87,323               61,024
                                              -------------       --------------
                           TOTAL INVESTMENTS      4,305,880            5,100,768
                                              -------------       --------------
 Cash and cash equivalents                           75,233               19,042
 Premiums and accounts receivable, net               98,598               88,566
 Reinsurance recoverables                         1,303,620            1,261,030
 Due from affiliates                                 19,306                   --
 Accrued investment income                           46,332               51,353
 Deferred acquisition costs                          63,571              123,222
 Property and equipment, at cost less                   577                1,069
  accumulated depreciation
 Deferred income taxes, net                          41,267               25,344
 Goodwill                                           156,817              164,643
 Value of business acquired                          26,667               33,965
 Other assets                                        38,153               42,194
 Assets held in separate accounts                 3,020,811            3,200,233
                                              -------------       --------------
                                TOTAL ASSETS     $9,196,832          $10,111,429
                                              -------------       --------------
LIABILITIES
 Future policy benefits and expenses             $2,747,384           $3,154,577
 Unearned premiums                                   38,945               39,980
 Claims and benefits payable                      1,938,726            1,936,611
 Commissions payable                                 16,188               22,995
 Reinsurance balances payable                         3,143               10,529
 Funds held under reinsurance                           107                   96
 Deferred gains on disposal of businesses           158,155              173,084
 Obligation under securities lending                176,937              384,141
 Accounts payable and other liabilities             134,466              174,644
 Due to affiliates                                       --                5,887
 Tax payable                                         62,706                6,723
 Liabilities related to separate accounts         3,020,811            3,200,233
                                              -------------       --------------
                           TOTAL LIABILITIES     $8,297,568           $9,109,500
                                              -------------       --------------
COMMITMENTS AND CONTINGENCIES (NOTE 16)                  --                   --
STOCKHOLDER'S EQUITY
 Common stock, par value $5 per share,                5,000                5,000
  1,000,000 shares authorized, issued, and
  outstanding
 Additional paid-in capital                         545,635              542,472
 Retained earnings                                  286,350              334,928
 Accumulated other comprehensive income              62,279              119,529
                                              -------------       --------------
                  TOTAL STOCKHOLDER'S EQUITY        899,264            1,001,929
                                              -------------       --------------
  TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY     $9,196,832          $10,111,429
                                              -------------       --------------

      SEE THE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                        UNION SECURITY INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF OPERATIONS
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                           YEARS ENDED DECEMBER 31,
                                  2006               2005               2004
                                                (IN THOUSANDS)
--------------------------------------------------------------------------------
REVENUES
 Net earned premiums and
  other considerations          $1,366,820         $1,710,771         $1,756,630
 Net investment income             286,974            293,910            275,696
 Net realized gains (losses)
  on investments                     8,490             (1,651)             8,371
 Amortization of deferred
  gains on disposal of
  businesses                        14,929             33,098             43,299
 Fees and other income              73,183             10,427             13,033
                              ------------       ------------       ------------
              TOTAL REVENUES     1,750,396          2,046,555          2,097,029
                              ------------       ------------       ------------
BENEFITS, LOSSES AND
 EXPENSES
 Policyholder benefits           1,027,054          1,293,289          1,352,139
 Amortization of deferred
  acquisition costs and
  value of business acquired        46,376             78,258             75,011
 Underwriting, general and
  administrative expenses          423,758            490,245            490,413
                              ------------       ------------       ------------
  TOTAL BENEFITS, LOSSES AND
                    EXPENSES     1,497,188          1,861,792          1,917,563
                              ------------       ------------       ------------
 Income before income taxes        253,208            184,763            179,466
 Income taxes                      106,576             68,792             59,832
                              ------------       ------------       ------------
                  NET INCOME      $146,632           $115,971           $119,634
                              ------------       ------------       ------------

      SEE THE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                        UNION SECURITY INSURANCE COMPANY
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                                                                            ACCUMULATED
                                                                                               OTHER
                                                                                           COMPREHENSIVE
                                  COMMON            ADDITIONAL                             INCOME (LOSS)
                                  STOCK               PAID-IN          RETAINED
                                                      CAPITAL          EARNINGS                                       TOTAL
                                                                       (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
Balance, January 1, 2004           $5,000              $516,873          $344,097              $156,402              $1,022,372
 Dividends on common stock             --                    --           (76,250)                   --                 (76,250)
 Other                                 --                    --             1,674                    --                   1,674
 Comprehensive income:
  Net income                           --                    --           119,634                    --                 119,634
  Net change in unrealized
   gains on securities                 --                    --                --                13,489                  13,489
  Foreign currency
   translation                         --                    --               (23)                2,784                   2,761
                                                                                                                   ------------
  Total comprehensive
   income                                                                                                               135,884
                                                                                                                   ------------
Balance, December 31, 2004          5,000               516,873           389,132               172,675               1,083,680
 Dental mergers (see Note
  1)                                   --                25,599             9,825                    34                  35,458
 Dividends on common stock             --                    --          (180,000)                   --                (180,000)
 Comprehensive income:
  Net income                           --                    --           115,971                    --                 115,971
  Net change in unrealized
   gains on securities                 --                    --                --               (53,480)                (53,480)
  Foreign currency
   translation                         --                    --                --                   300                     300
                                                                                                                   ------------
  Total comprehensive
   income                                                                                                                62,791
                                                                                                                   ------------
Balance, December 31, 2005          5,000               542,472           334,928               119,529               1,001,929
 Dividends on common stock             --                    --          (210,000)                   --                (210,000)
 Transfer of Canadian
  Operations (See Note 1)              --                 5,824            14,790               (18,956)                  1,658
 Capital Contribution                  --                    10                --                    --                      10
 Other                                 --                (2,671)               --                    --                  (2,671)
 Comprehensive income:
  Net income                           --                    --           146,632                    --                 146,632
  Net change in unrealized
   gains on securities                 --                    --                --               (38,445)                (38,445)
  Foreign currency
   translation                         --                    --                --                   151                     151
                                                                                                                   ------------
  Total comprehensive
   income                                                                                                               108,338
                                                                                                                   ------------
Balance, December 31, 2006         $5,000              $545,635          $286,350               $62,279                $899,264
                                 --------           -----------       -----------            ----------            ------------

      SEE THE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                        UNION SECURITY INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                       YEARS ENDED DECEMBER 31,
                               2006              2005              2004
                                            (IN THOUSANDS)
--------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Net income                    $146,632          $115,971          $119,634
 Adjustments to reconcile
  net income to net cash
  provided by operating
  activities:
  Change in reinsurance
   recoverable                  (42,590)          (22,919)          (27,812)
  Change in premiums and
   accounts receivable          (25,271)            2,370           (19,060)
  Depreciation and
   amortization                   1,519             2,293             2,641
  Change in deferred
   acquisition costs and
   value of businesses
   acquired                      18,501              (213)           (3,095)
  Change in accrued
   investment income               (476)              655            (2,001)
  Change in insurance
   policy reserves and
   expenses                     (13,885)          159,969           211,066
  Change in accounts
   payable and other
   liabilities                   (4,657)           (9,270)            7,019
  Change in commissions
   payable                       (3,393)            2,978             3,637
  Change in reinsurance
   balances payable              (7,386)            3,802             1,589
  Change in funds held
   under reinsurance                 11                 3                (7)
  Amortization of deferred
   gain on disposal of
   businesses                   (14,929)          (33,098)          (43,299)
  Change in income taxes         66,750            22,239            11,396
  Net realized (gains)
   losses on investments         (8,490)            1,651            (8,371)
  Other                           8,919             7,837             2,123
                            -----------       -----------       -----------
      NET CASH PROVIDED BY
      OPERATING ACTIVITIES      121,255           254,268           255,460
                            -----------       -----------       -----------
INVESTING ACTIVITIES
 Sales of:
  Fixed maturities
   available for sale           670,674           499,575           578,205
  Equity securities
   available for sale           153,615            56,683            44,282
  Property and equipment             26                --                --
 Maturities, prepayments,
  and scheduled redemption
  of:
  Fixed maturities
   available for sale           158,376           253,806           175,875
 Purchase of:
  Fixed maturities
   available for sale          (702,666)         (745,141)         (831,922)
  Equity securities
   available for sale          (198,150)          (74,251)         (103,020)
  Property and equipment             --               (22)               --
 Change in other
  investments                   (26,299)          (12,004)            5,742
 Change in commercial
  mortgage loans on real
  estate                         (8,312)          (62,152)          (59,273)
 Change in short-term
  investments                    31,206           (15,324)           24,237
 Change in collateral held
  under securities lending      207,204           (51,865)          (47,622)
 Change in policy loans             562               225               803
                            -----------       -----------       -----------
NET CASH PROVIDED BY (USED
  IN) INVESTING ACTIVITIES     $286,236         $(150,470)        $(212,693)
                            -----------       -----------       -----------
FINANCING ACTIVITIES
 Net cash received from
  transfer of Canadian
  operations                     65,894                --                --
 Dividends paid                (210,000)         (180,000)          (76,250)
 Change in obligation
  under securities lending     (207,204)           51,865            47,622
 Contributed capital                 10                --                --
                            -----------       -----------       -----------
NET CASH USED IN FINANCING
                ACTIVITIES    $(351,300)        $(128,135)         $(28,628)
                            -----------       -----------       -----------
 Change in cash and cash
  equivalents                    56,191           (24,337)           14,139
 Cash and cash equivalents
  at beginning of period         19,042            43,379            29,240
                            -----------       -----------       -----------
 CASH AND CASH EQUIVALENTS
          AT END OF PERIOD      $75,233           $19,042           $43,379
                            -----------       -----------       -----------
 Supplemental information:
  Income taxes paid (net
   of refunds)                  $39,446           $45,964           $48,447
 Supplemental schedule of
  non-cash investing
  activities:
 Non-cash activities:
  Foreign currency
   translation                     $151              $300            $2,784

      SEE THE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

UNION SECURITY INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2006, 2005 AND 2004
(IN THOUSANDS EXCEPT SHARE DATA)

--------------------------------------------------------------------------------

1. NATURE OF OPERATIONS

Union Security Insurance Company (the "Company"), formerly known as Fortis Benefits Insurance Company, is a provider of life and health insurance products. The Company is an indirect wholly owned subsidiary of Assurant, Inc. (the "Parent"). The Parent's common stock is traded on the New York Stock Exchange under the symbol AIZ.

The Company was redomesticated to Iowa from Minnesota in 2004. The Company distributes its products in all states except New York. The Company's revenues are derived principally from group employee benefits and group health products. The Company offers group disability insurance, group dental insurance, group life insurance and small employer group health insurance.

Effective December 31, 2006, International Dental Plans, Inc. ("IDP"), an indirect wholly-owned subsidiary of the Parent, was merged into the operations of the Company. Accordingly, all prior period amounts have been restated to conform to the 2006 presentation.

Effective April 1, 2006, the Company transferred assets and liabilities related to its Canadian operations to Assurant Life of Canada ("ALOC") for the purpose of re-domesticating Assurant's Canadian operations. ALOC is also an indirect wholly-owned subsidiary of the Parent. See Note 15 -- Related Party Transactions.

Effective November 9, 2005, the Company signed an agreement with Forethought Life Insurance Company ("Forethought") to sell via reinsurance new preneed insurance policies written as of October 1, 2005 in the United States via independent funeral homes and funeral home chains other than those owned and operated by Service Corporation International ("SCI"). The Company will receive payments from Forethought over the next ten years based on the amount of business transitioned to Forethought.

Effective November 1, 2005, eight dental companies, indirectly wholly owned subsidiaries of the Parent (the "Dental Companies"), were merged into the operations of the Company. All of the Dental Companies engaged in the business of marketing prepaid dental care. The assets, liabilities, and operations of the Dental Companies for the year ended December 31, 2005 are included in the consolidated financial statements of the Company. Assets and liabilities were included at the current book value of the Dental Companies as of January 1, 2005. The Dental Companies had a combined net income of $3,358 for the year ended December 31, 2004. This amount is not included in the consolidated statements of operations of the Company for that period.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). Dollar amounts are presented in U.S. dollars and all amounts are in thousands, except for number of shares.

PRINCIPLES OF CONSOLIDATION

The consolidated financial statements include the accounts of the Company and all of its wholly owned subsidiaries. All significant inter-company transactions and balances are eliminated in consolidation.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. The most significant items on the Company's balance sheet affected by the use of estimates are investments, reinsurance recoverables, deferred acquisition costs ("DAC"), deferred income taxes, goodwill, valuation of business acquired ("VOBA"), future policy benefits and expenses, unearned premiums, claims and benefits payable, deferred gain on disposal of businesses, and commitments and contingencies. The estimates are sensitive to market conditions, investment yields, mortality, morbidity, commissions and other acquisition expenses, policyholder behavior and other factors. Actual results could differ from the estimates reported. The Company believes the amounts reported are reasonable and adequate.

COMPREHENSIVE INCOME

Comprehensive income is comprised of net income, unrealized gains and losses on foreign currency translation and unrealized gains and losses on securities classified as available for sale, less deferred income taxes.

RECLASSIFICATIONS

Certain prior period amounts have been reclassified to conform to the 2006 presentation.

REVENUE RECOGNITION

The Company recognizes and reports revenue when realized or realizable and earned. Revenue generally is realized or realizable and earned when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the price is fixed or determinable, and collectibility is reasonably assured.

FOREIGN CURRENCY TRANSLATION

For those foreign affiliates where the foreign currency is the functional currency, unrealized foreign currency translation gains (losses) net of deferred income taxes have been reflected in "accumulated other comprehensive income".

INVESTMENTS

Fixed maturities and equity securities are classified as available-for-sale and reported at fair value. If the fair value is higher than the amortized cost for debt securities or the purchase cost for equity securities, the excess is an unrealized gain; and, if lower than cost, the difference is an unrealized loss. The net unrealized gains and losses, less deferred income taxes, are included in accumulated other comprehensive income.

Commercial mortgage loans on real estate are reported at unpaid balances, adjusted for amortization of premium or discount, less allowance for losses. The allowance is based on management's analysis of factors including actual loan loss experience, specific events based on geographical, political or economic conditions, industry experience and individually impaired loan analysis. A loan is considered individually impaired when it becomes probable the Company will be unable to collect all amounts due, including principal and interest. Changes in the allowance for loan losses are recorded in net realized gains and losses.

Policy loans are reported at unpaid principal balances, which do not exceed the cash surrender value of the underlying policies.

Short-term investments include all investment cash and short maturity investments. These amounts are reported at cost, which approximates fair value.

Collateral held under securities lending and the obligation under securities lending are reported at cost, which approximates fair value.

Other investments consist primarily of investments in joint ventures, partnerships and invested assets associated with a modified coinsurance arrangement. The joint ventures and partnerships are valued according to the equity method of accounting. The invested assets related to modified coinsurance arrangements are classified as trading securities and are reported at fair value.

The Company monitors its investment portfolio to identify investments that may be other than temporarily impaired. In addition, securities whose market price is equal to 85% or less of their original purchase price are added to the impairment watchlist, which is discussed at quarterly meetings attended by members of the Company's investment, accounting and finance departments. Any security whose price decrease is deemed other-than-temporary is written down to its then current market level with the amount of the writedown reported as a realized loss in that period. Assessment factors include, but are not limited to, the length of time and the extent to which the market value has been less than cost, the financial condition and rating of the issuer, whether any collateral is held and the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Realized gains and losses on sales of investments and declines in value judged to be other-than-temporary are recognized on the specific identification basis.

Investment income is reported as earned net of investment expenses.

The Company anticipates prepayments of principal in the calculation of the effective yield for mortgage-backed securities and structured securities. The majority of the Company's mortgage-backed securities and structured securities are of high credit quality. The retrospective method is used to adjust the effective yield.

CASH AND CASH EQUIVALENTS

The Company considers cash on hand, all operating cash and working capital cash to be cash equivalents. These amounts are carried principally at cost, which approximates fair value. Cash balances are reviewed at the end of each reporting period to determine if negative cash balances exist. If negative cash balances do exist, the cash accounts are netted with other positive cash accounts of the same bank providing the right of offset exists between the accounts. If the right of offset does not exist, the negative cash balances are reclassified to accounts payable.

RECEIVABLES

The Company reports a receivable when revenue has been recognized and reported but not collected. The Company maintains allowances for doubtful accounts for probable losses resulting from the inability to collect payments.

REINSURANCE

Reinsurance recoverables include amounts related to paid benefits and estimated amounts related to unpaid policy and contract claims, future policyholder benefits and policyholder contract deposits. The cost of reinsurance is recognized over the terms of the underlying reinsured policies using assumptions consistent with those used to account for the policies. Amounts recoverable from reinsurers are estimated in a manner consistent with claim and claim adjustment expense reserves or future policy benefits reserves and are reported in the consolidated balance sheets. The cost of reinsurance related to long-duration contracts is recognized over the life of the underlying reinsured policies. The ceding of insurance does not discharge the Company's primary liability to insureds. An allowance for doubtful accounts is recorded on the basis of periodic evaluations of balances due from reinsurers, reinsurer solvency, management's experience, and current economic conditions.

Reinsurance balances payable are reported for reinsurance assumed based upon ceding entities' estimations.

Funds held under reinsurance represent amounts contractually held from assuming companies in accordance with reinsurance agreements.

Reinsurance premiums assumed are calculated based upon payments received from ceding companies together with accrual estimates, which are based on both payments received and in force policy information received from ceding companies. Any subsequent differences arising on such estimates are recorded in the period in which they are determined.

INCOME TAXES

The Company reports its taxable income in a consolidated federal income tax return along with other affiliated subsidiaries of the Parent. Income tax expense or credit is allocated among the affiliated subsidiaries by applying corporate income tax rates to taxable income or loss determined on a separate return basis according to a tax allocation agreement.

Current federal income taxes are charged to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are recognized for temporary differences between the financial reporting basis and income tax basis of assets and liabilities, based on enacted tax laws and statutory tax rates applicable to the periods in which we expect the temporary differences to reverse. The Company is required to establish a valuation allowance for any portion of the deferred tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

DEFERRED ACQUISITION COSTS

The costs of acquiring new business that vary with and are primarily related to the production of new business are deferred to the extent that such costs are deemed recoverable from future premiums or gross profits. Acquisition costs primarily consist of commissions, policy issuance expenses, and certain direct marketing expenses.

Loss recognition testing is performed annually and reviewed quarterly. Such testing involves the use of best estimate assumptions including the anticipation of interest income to determine if anticipated future policy premiums are adequate to recover all DAC and related claims, benefits and expenses. To the extent a premium deficiency exists, it is recognized immediately by a charge to the statement of operations and a corresponding reduction in DAC. If the premium deficiency is greater than unamortized DAC, a liability will be accrued for the excess deficiency.

Long Duration Contracts

Acquisition costs for pre-funded funeral life insurance policies and life insurance policies no longer offered are deferred and amortized in proportion to anticipated premiums over the premium-paying period. These acquisition costs consist primarily of first year commissions paid to agents and sales and policy issue costs.

Acquisition costs relating to worksite group disability and life consist primarily of first year commissions to brokers and one time policy transfer fees and costs of issuing new certificates. These acquisition costs are front-end loaded, thus they are deferred and amortized over the estimated terms of the underlying contracts.

For pre-funded funeral investment type annuities and universal life and investment-type annuities no longer offered, DAC is amortized in proportion to the present value of estimated gross margins or profits from investment, mortality, expense margins and surrender charges over the estimated life of the policy or contract. The assumptions used for the estimates are consistent with those used in computing the policy or contract liabilities.

Acquisition costs on Fortis Financial Group ("FFG") and Long-Term Care ("LTC") disposed businesses were written off when the businesses were sold.

Short Duration Contracts

Acquisition costs relating to monthly pay credit insurance business consist mainly of direct marketing costs and are deferred and amortized over the estimated average terms and balances of the underlying contracts.

Acquisition costs relating to group term life, group disability and group dental consist primarily of compensation to sales representatives. These acquisition costs are front-end loaded; thus, they are deferred and amortized over the estimated terms of the underlying contracts.

Acquisition costs on small group medical contracts consist primarily of commissions to agents and brokers and compensation to representatives. These contracts are considered short duration because the terms of the contract are not fixed at issue and they are not guaranteed renewable. As a result, these costs are not deferred, but rather they are recorded in the consolidated statement of operations in the period in which they are incurred.

PROPERTY AND EQUIPMENT

Property and equipment are reported at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over estimated useful lives with a maximum of 39.5 years for buildings, a maximum of 7 years for furniture and a maximum of 5 years for equipment. Expenditures for maintenance and repairs are charged to income and reported as incurred. Expenditures for improvements are capitalized and depreciated over the remaining useful life of the asset.

GOODWILL

Goodwill represents the excess of acquisition costs over the net fair values of identifiable assets acquired and liabilities assumed in a business combination. Goodwill is deemed to have an indefinite life and is not amortized, but rather tested at least annually for impairment. The goodwill impairment test has two steps. The first identifies potential impairments by comparing the fair value of a reporting unit with its book value, including goodwill. If the fair value of the reporting unit exceeds the carrying amount, goodwill is not impaired and the second step is not required. If the carrying value exceeds the fair value, the second step calculates the possible impairment loss by comparing the implied fair value of goodwill with the carrying amount. If the implied goodwill is less than the carrying amount, a write down is recorded. The fair value is based on an evaluation of ranges of future discounted earnings, public company trading multiples and acquisitions of similar companies. Certain key assumptions considered include forecasted trends in revenues, operating expenses and effective tax rates.

The Company adopted the Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards ("FAS 142") No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS, on January 1, 2002. As part of the adoption of FAS 142, the Company is required to test goodwill on at least an annual basis. The Company performed a January 1, 2005 impairment test during the first quarter and concluded that goodwill is not impaired. Effective September 30, 2005, the Company changed the timing of its annual goodwill impairment test to the fourth quarter based on actual data through October 1st. The Company determined this change in accounting principle is preferable because it will allow management to incorporate this test into the normal flow of the financial planning and reporting cycle and provide more timely analysis on the recoverability of goodwill. The Company's fourth quarter 2006 impairment test also concluded that goodwill is not impaired.

VALUE OF BUSINESSES ACQUIRED

VOBA is the identifiable intangible asset representing the value of the insurance businesses acquired. The amount is determined using best estimates for mortality, lapse, maintenance expenses and investment returns at date of purchase. The amount determined represents the purchase price paid to the seller for producing the business. Similar to the amortization of DAC, the amortization of VOBA is over the premium payment period for traditional life insurance policies and a small block of limited payment policies. For the remaining limited payment policies, pre-funded funeral life insurance policies, all universal life policies and annuities, the amortization of VOBA is over the expected lifetime of the policies.

VOBA is tested for recoverability annually. If it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses or loss expenses, then an expense is reported in current earnings.

OTHER ASSETS

Other assets include prepaid items and intangible assets. Identifiable intangible assets with finite lives, including costs capitalized relating to developing software for internal use, are amortized on a straight-line basis over their estimated useful lives. The Company tests the intangible assets for impairment whenever circumstances warrant, but at least annually. If impairment exists, then the excess of the unamortized balance over the fair value of the intangible assets will be charged to earnings at that time.

SEPARATE ACCOUNTS

Assets and liabilities associated with separate accounts relate to premium and annuity considerations for variable life and annuity products for which the contract-holder, rather than the Company, bears the investment risk. Separate account assets are reported at fair value. Revenues and expenses related to the separate account assets and liabilities, to the extent of benefits paid or provided to the separate account policyholders, are excluded from the amounts reported in the accompanying consolidated statements of operations.

Prior to April 2, 2001, FFG had issued variable insurance products registered as securities under the Securities Act of 1933, as amended. These products featured fixed premiums, a minimum death benefit, and policyholder returns linked to an underlying portfolio of securities. The variable insurance products issued by FFG have been 100% reinsured with The Hartford Financial Services Group Inc. ("The Hartford").

RESERVES

Reserves are established according to GAAP, using generally accepted actuarial methods and are based on a number of factors. These factors include experience derived from historical claim payments and actuarial assumptions to arrive at loss development factors. Such assumptions and other factors include trends, the incidence of incurred claims, the extent to which all claims have been reported, and internal claims processing charges. The process used in computing reserves cannot be exact, particularly for liability coverages, since actual claim costs are dependent upon such complex factors as inflation, changes in doctrines of legal liabilities and damage awards. The methods of making such estimates and establishing the related liabilities are periodically reviewed and updated.

Reserves do not represent an exact calculation of exposure, but instead represent our best estimates, generally involving actuarial projections at a given time, of what we expect the ultimate settlement and administration of a claim or group of claims will cost based on our assessment of facts and circumstances then known. The adequacy of reserves will be impacted by future trends in claims severity, frequency, judicial theories of liability and other factors. These variables are affected by both external and internal events, such as: changes in the economic cycle, changes in the social perception of the value of work, emerging medical perceptions regarding physiological or psychological causes of disability, emerging health issues and new methods of treatment or accommodation, inflation, judicial trends, legislative changes and claims handling procedures.

Many of these items are not directly quantifiable, particularly on a prospective basis. Reserve estimates are refined as experience develops. Adjustments to reserves, both positive and negative, are reflected in the statement of operations of the period in which such estimates are updated. Because establishment of reserves is an inherently uncertain process involving estimates of future losses, there can be no certainty that ultimate losses will not exceed existing claims reserves. Future loss development could require reserves to be increased, which could have a material adverse effect on our earnings in the periods in which such increases are made.

Long Duration Contracts

Future policy benefits and expense reserves on LTC, life insurance policies and annuity contracts that are no longer offered and the traditional life insurance contracts within FFG are reported at the present value of future benefits to be paid to policyholders and related expenses less the present value of the future net premiums. These amounts are estimated and include assumptions as to the expected investment yield, inflation, mortality, morbidity and withdrawal rates as well as other assumptions that are based on the Company's experience. These assumptions reflect anticipated trends and include provisions for possible unfavorable deviations.

Future policy benefits and expense reserves for pre-funded funeral investment-type annuities, universal life insurance policies and investment-type annuity contracts no longer offered, and the variable life insurance and investment-type annuity contracts within FFG consist of policy account balances before applicable surrender charges and certain deferred policy initiation fees that are being recognized in income over the terms of the policies. Policy benefits charged to expense during the period include amounts paid in excess of policy account balances and interest credited to policy account balances.

Future policy benefits and expense reserves for pre-funded funeral life insurance contracts are reported at the present value of future benefits to policyholders and related expenses less the present value of future net premiums. Reserve assumptions are selected using best estimates for expected investment yield, inflation, mortality and withdrawal rates. These assumptions reflect current trends, are based on Company experience and include provision for possible unfavorable deviation. An unearned revenue reserve is also recorded for these contracts which represents the balance of the excess of gross premiums over net premiums that is still to be recognized in future years' income in a constant relationship to insurance in force.

For worksite group disability, the case reserves and incurred but not reported ("IBNR") reserves are recorded at an amount equal to the net present value of the expected future claims payments. Worksite group disability reserves are discounted to the valuation date at the valuation interest rate. The valuation interest rate is reviewed quarterly by taking into consideration actual and expected earned rates on our asset portfolio.

Changes in the estimated liabilities are reported as a charge or credit to policyholder benefits as the estimates are revised.

Short Duration Contracts

For short duration contracts, claims and benefits payable reserves are reported when insured events occur. The liability is based on the expected ultimate cost of settling the claims. The claims and benefits payable reserves include (1) case reserves for known but unpaid claims as of the balance sheet date; (2) IBNR reserves for claims where the insured event has occurred but has not been reported to the Company as of the balance sheet date; and (3) loss adjustment expense reserves for the expected handling costs of settling the claims.

For group disability, the case reserves and the IBNR reserves are reported at an amount equal to the net present value of the expected claims future payments. Group long-term disability and group term life waiver of premiums reserves are discounted to the valuation date at the valuation interest rate. The valuation interest rate is reviewed quarterly by taking into consideration actual and expected earned rates on our asset portfolio. Group long term disability and group term life reserve adequacy studies are performed annually, and morbidity and mortality assumptions are adjusted where appropriate.

Unearned premium reserves are maintained for the portion of the premiums on short duration contracts that is related to the unexpired period of the policies.

Changes in the estimated liabilities are reported as a charge or credit to policyholder benefits as estimates are revised.

DEFERRED GAINS ON DISPOSAL OF BUSINESSES

The Company reports deferred gains on disposal of businesses for disposals utilizing reinsurance. On March 1, 2000, the Parent sold its LTC business using a coinsurance contract. On April 1, 2001, the Parent sold its FFG business using a modified coinsurance contract. Since the form of sale did not discharge the Company's primary liability to the insureds, the gains on these disposals were deferred and reported as a liability and decreased as recognized and reported as revenue over the estimated life of the contracts' terms. The Company reviews and evaluates the estimates affecting the deferred gains on disposal of businesses annually or when significant information affecting the estimates becomes known to the Company.

PREMIUMS

Long Duration Contracts

Currently, the Company's long duration contracts being sold are pre-funded funeral life insurance, investment type annuities and worksite group disability and life insurance. The pre-funded funeral life insurance policies include provisions for death benefit growth that is either pegged to the changes in the Consumer Price Index or determined periodically at the discretion of management. For pre-funded funeral life insurance policies, revenues are recognized and reported when due from policyholders. For pre-funded funeral investment-type annuity contracts, revenues consist of charges assessed against policy balances. Revenues are recognized when earned on the worksite group disability.

For traditional life insurance contracts previously sold by the preneed business but no longer offered, revenue is recognized and reported when due from policyholders.

Premiums for LTC insurance and traditional life insurance contracts within FFG are recognized and reported as revenue when due from the policyholder. For universal life insurance and investment-type annuity contracts within FFG, revenues consist of charges assessed against policy balances. For the FFG and LTC businesses previously sold, all revenue is ceded.

Short Duration Contracts

The Company's short duration contracts are those on which the Company recognizes and reports revenue on a pro-rata basis over the contract term. The Company's short duration contracts primarily include group term life, group disability, medical, dental, and credit life and disability.

FEE INCOME

The Company primarily derives income from fees received from providing administrative services. Fee income is recognized and reported when services are performed.

UNDERWRITING, GENERAL AND ADMINISTRATIVE EXPENSES

Underwriting, general and administrative expenses consist primarily of commissions, premium taxes, licenses, fees, amortization of DAC and VOBA, salaries and personnel benefits and other general operating expenses. These expenses are reported as incurred.

LEASES

The Company reports expenses for operating leases on a straight-line basis over the lease term.

CONTINGENCIES

The Company follows SFAS No. 5, ACCOUNTING FOR CONTINGENCIES("FAS 5"), which requires the Company to evaluate each contingent matter separately. A loss is reported if reasonably estimable and probable. The Company establishes reserves for these contingencies at the best estimate, or if no one estimated number within the range of possible losses is more probable than any other, the Company reports an estimated reserve at the low end of the estimated range. Contingencies affecting the Company include litigation matters which are inherently difficult to evaluate and are subject to significant changes.

RECENT ACCOUNTING PRONOUNCEMENTS ADOPTED

On January 1, 2006, the Parent adopted Statement of Financial Accounting Standards ("FAS") No. 123 (revised 2004), SHARE-BASED PAYMENT ("FAS 123R") which replaces Statement of Financial Accounting Standards No. 123, SHARE-BASED PAYMENTand supersedes Accounting Principles Board Opinion No. 25, ACCOUNTING FOR STOCK ISSUED TO EMPLOYEES. FAS 123R requires all share-based payments to employees, including grants of employee stock options, to be recognized in the financial statements based on their fair values. The pro forma disclosures previously permitted under FAS 123 are no longer an alternative to financial statement recognition. Under FAS 123R, companies must determine the appropriate fair value model to be used for valuing share-based payments, the amortization method for compensation cost, and the transition method to be used at date of adoption. The Parent adopted FAS 123R using the modified prospective method which requires that compensation expense be recorded for all unvested stock options at the beginning of the first quarter of adoption of FAS 123R. The adoption of FAS 123R did not have a material impact on the Company's consolidated financial statements.

On January 1, 2006, the Company adopted FAS No. 154, ACCOUNTING CHANGES AND ERROR CORRECTIONS ("FAS 154"), a replacement of APB Opinion No. 20, ACCOUNTING CHANGES, and Statement No. 3, REPORTING ACCOUNTING CHANGES IN INTERIM FINANCIAL STATEMENTS. FAS 154 changes the accounting and reporting of a change in accounting principle. Prior to FAS 154, the majority of voluntary changes in accounting principles were required to be recognized as a cumulative effect adjustment within net income during the period of the change. FAS 154 requires retrospective application to prior period financial statements unless it is impracticable to determine either the period-specific effects or the cumulative effect of the change. The adoption of FAS 154 did not have a material effect on the Company's consolidated financial position or results of operations.

On September 29, 2006 the FASB issued FAS 158, EMPLOYERS' ACCOUNTING FOR DEFINED BENEFIT PENSION AND OTHER POSTRETIREMENT PLANS("FAS 158"). This standard requires companies to recognize a net liability or asset to report the funded status of their defined benefit pension and other postretirement plans on their balance sheet with an offsetting adjustment to accumulated other comprehensive income. FAS 158 requires companies to make additional disclosures, but does not change how pensions and postretirement benefits are accounted for and reported in the income statement. The Parent sponsors a defined benefit pension plan and certain other post retirement benefits covering employees and certain agents who meet eligibility requirements as to age and length of service. The Company has no legal obligation for benefits under these plans. The adoption of FAS 158 did not have a material impact on the Company's consolidated financial statements.

In September 2006, the Securities and Exchange Commission staff issued Staff Accounting Bulletin No. 108, CONSIDERING THE EFFECTS OF PRIOR YEAR MISSTATEMENTS WHEN QUANTIFYING MISSTATEMENTS IN CURRENT YEAR FINANCIAL STATEMENTS ("SAB 108"). SAB 108 provides guidance for how errors should be evaluated to assess materiality from a quantitative perspective. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording the cumulative effect of initially applying the approach as adjustments to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings. The Company adopted SAB 108 as of December 31, 2006. The adoption of SAB 108 did not have a material impact on the Company's consolidated financial statements.

RECENT ACCOUNTING PRONOUNCEMENTS OUTSTANDING

In September 2005, the AICPA issued Statement of Position 05-1, ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED ACQUISITION COSTS IN CONNECTION WITH MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS,("SOP 05-1"). SOP 05-1 provides guidance on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a new contract that is substantially different from the replaced contract are accounted for as an extinguishment of the replaced contract, and the associated unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be reported as an expense immediately. Modifications resulting in a new contract that is substantially the same as the replaced contract are accounted for as a continuation of the replaced contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The adoption of SOP 05-1 will not have a material impact on the Company's consolidated financial statements.

In June 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES -- AN INTERPRETATION OF FASB STATEMENT NO. 109 ("FIN 48"). This Interpretation clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements. This Interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. This Interpretation also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. The Interpretation is effective for fiscal years beginning after December 15, 2006 and, therefore, the Company is required to adopt FIN 48 by the first quarter of 2007. The adoption of FIN 48 will not have a material impact on the Company's consolidated financial statements.

On September 15, 2006, the FASB issued FAS 157, FAIR VALUE MEASUREMENTS ("FAS 157"). FAS 157 defines fair value, addresses how companies should measure fair value when they are required to use a fair value measure for recognition or disclosure purposes under GAAP, and expands disclosures about fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Therefore, the Company is required to adopt FAS 157 by the first quarter of 2008. The Company is currently evaluating the requirements of FAS 157 and the potential impact on the Company's consolidated financial statements.

In February, 2007, the FASB issued FAS 159, THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES ("FAS 159"). FAS 159 permits entities to choose to measure many financial assets and financial liabilities at fair value. Unrealized gains and losses on items for which the fair value option has been elected are reported in earnings. FAS 159 is effective for fiscal years beginning after November 15, 2007. Therefore, the Company is required to adopt FAS 159 by the first quarter of 2008. The Company is currently evaluating the requirements of FAS 159 and the potential impact on the Company's consolidated financial statements.

3. INVESTMENTS

The amortized cost and fair value of fixed maturities and equity securities at December 31, 2006 were as follows:

                                                              COST OR            GROSS                 GROSS
                                                             AMORTIZED         UNREALIZED           UNREALIZED
                                                                COST             GAINS                LOSSES          FAIR VALUE
---------------------------------------------------------------------------------------------------------------------------------
FIXED MATURITIES
BONDS:
 United States Government and government agencies and
  authorities                                                    $68,277           $2,838                 $(67)           $71,048
 States, municipalities and political subdivisions                47,800            1,692                  (63)            49,429
 Foreign governments                                              73,985            6,860                 (128)            80,717
 Public utilities                                                457,894           17,497               (4,278)           471,113
 All other corporate bonds                                     1,907,149           84,770              (14,722)         1,977,197
 Mortgage backed securities                                      268,242            1,071               (3,471)           265,842
                                                            ------------       ----------            ---------       ------------
                                    TOTAL FIXED MATURITIES    $2,823,347         $114,728             $(22,729)        $2,915,346
                                                            ------------       ----------            ---------       ------------
EQUITY SECURITIES
NON-REDEEMABLE PREFERRED STOCKS:
Non-sinking fund preferred stocks                                316,087            6,387               (2,464)           320,010
                                                            ------------       ----------            ---------       ------------
                                   TOTAL EQUITY SECURITIES      $316,087           $6,387              $(2,464)          $320,010
                                                            ------------       ----------            ---------       ------------

The amortized cost and fair value of fixed maturities and equity securities at December 31, 2005 were as follows:

                                                              COST OR            GROSS                 GROSS
                                                             AMORTIZED         UNREALIZED           UNREALIZED
                                                                COST             GAINS                LOSSES          FAIR VALUE
---------------------------------------------------------------------------------------------------------------------------------
FIXED MATURITIES
BONDS:
 United States Government and government agencies and
  authorities                                                   $119,519           $6,469                $(183)          $125,805
 States, municipalities and political subdivisions                31,302            2,144                  (25)            33,421
 Foreign governments                                             211,743           18,018                 (182)           229,579
 Public utilities                                                458,182           26,545               (2,976)           481,751
 All other corporate bonds                                     2,140,014          134,878              (10,592)         2,264,300
 Mortgage backed securities                                      355,331            1,890               (3,662)           353,559
                                                            ------------       ----------            ---------       ------------
                                    TOTAL FIXED MATURITIES    $3,316,091         $189,944             $(17,620)        $3,488,415
                                                            ------------       ----------            ---------       ------------
EQUITY SECURITIES
NON-REDEEMABLE PREFERRED STOCKS:
 Non-sinking fund preferred stocks                               317,341            5,053               (4,274)           318,120
                                                            ------------       ----------            ---------       ------------
                                   TOTAL EQUITY SECURITIES      $317,341           $5,053              $(4,274)          $318,120
                                                            ------------       ----------            ---------       ------------

The amortized cost and fair value of fixed maturities at December 31, 2006 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because issuers of the securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                       AMORTIZED
                                                          COST       FAIR VALUE
--------------------------------------------------------------------------------
Due in one year or less                                    $51,416       $51,530
Due after one year through five years                      323,735       331,716
Due after five years through ten years                     562,098       568,438
Due after ten years                                      1,617,856     1,697,820
                                                      ------------  ------------
                                               TOTAL     2,555,105     2,649,504
Mortgage and asset backed securities                       268,242       265,842
                                                      ------------  ------------
                                               TOTAL    $2,823,347    $2,915,346
                                                      ------------  ------------

Proceeds from sales of available for sale securities were $829,365, $559,833, and $622,416 during 2006, 2005 and 2004, respectively. Gross gains of $13,077, $13,824 and $16,151 and gross losses of $14,010, $15,399 and $6,870 were realized on dispositions in 2006, 2005 and 2004, respectively.

Major categories of net investment income were as follows:

                                         YEARS ENDED DECEMBER 31,
                                  2006             2005             2004
--------------------------------------------------------------------------------
Fixed maturities                 $191,823         $208,916         $203,862
Equity securities                  21,877           21,012           19,622
Commercial mortgage loans on       55,112           54,563           55,329
 real estate
Policy loans                          497              555              574
Short-term investments              2,769            2,037              717
Other investments                  23,886           15,704            5,149
Cash and cash equivalents             687              613              264
                               ----------       ----------       ----------
Investment income                 296,651          303,400          285,517
                               ----------       ----------       ----------
Investment expenses                (9,677)          (9,490)          (9,821)
                               ----------       ----------       ----------
        NET INVESTMENT INCOME    $286,974         $293,910         $275,696
                               ----------       ----------       ----------

The net realized gains (losses) recorded in income for 2006, 2005 and 2004 are summarized as follows:

                                            YEARS ENDED DECEMBER 31,
                                        2006           2005          2004
--------------------------------------------------------------------------------
Fixed maturities                          $848          $(373)       $8,711
Equity securities                       (2,129)        (1,468)          439
                                      --------       --------       -------
Total marketable securities             (1,281)        (1,841)        9,150
Real estate                                 --             --          (130)
Other                                    9,771            190          (649)
                                      --------       --------       -------
                               TOTAL    $8,490        $(1,651)       $8,371
                                      --------       --------       -------

The Company recorded $348, $266 and $131 of pre-tax realized losses in 2006, 2005 and 2004, respectively, associated with other-than-temporary declines in value of available for sale securities.

The investment category and duration of the Company's gross unrealized losses on fixed maturities and equity securities at December 31, 2006 were as follows:

                                                 LESS THAN 12 MONTHSLIZED                 12 MONTHS ORUMORELIZED
                                        FAIR VALUE               LOSSES         FAIR VALUE              LOSSES
---------------------------------------------------------------------------------------------------------------------
FIXED MATURITIES
BONDS:
 United States Government and
  government agencies and authorities       $33,131                  $(65)              $49                  $(2)
 States, municipalities and political
  subdivisions                                3,739                   (51)            1,013                  (12)
 Foreign governments                          4,599                  (123)              244                   (5)
 Public utilities                           140,191                (3,613)           16,773                 (665)
 All other corporate bonds                  579,739               (12,003)           71,450               (2,719)
 Mortgage backed securities                 164,216                (2,326)           30,053               (1,145)
                                        -----------            ----------       -----------            ---------
                TOTAL FIXED MATURITIES     $925,615              $(18,181)         $119,582              $(4,548)
                                        -----------            ----------       -----------            ---------
EQUITY SECURITIES
NON-REDEEMABLE PREFERRED STOCKS:
 Non-sinking fund preferred stocks           95,523                (1,645)           18,071                 (819)
                                        -----------            ----------       -----------            ---------
               TOTAL EQUITY SECURITIES      $95,523               $(1,645)          $18,071                $(819)
                                        -----------            ----------       -----------            ---------

                                                         TOTAL   UNREALIZED
                                        FAIR VALUE                 LOSSES
--------------------------------------  ----------------------------------------
FIXED MATURITIES
BONDS:
 United States Government and
  government agencies and authorities         $33,180                  $(67)
 States, municipalities and political
  subdivisions                                  4,752                   (63)
 Foreign governments                            4,843                  (128)
 Public utilities                             156,964                (4,278)
 All other corporate bonds                    651,189               (14,722)
 Mortgage backed securities                   194,269                (3,471)
                                        -------------            ----------
                TOTAL FIXED MATURITIES     $1,045,197              $(22,729)
                                        -------------            ----------
EQUITY SECURITIES
NON-REDEEMABLE PREFERRED STOCKS:
 Non-sinking fund preferred stocks            113,594                (2,464)
                                        -------------            ----------
               TOTAL EQUITY SECURITIES       $113,594               $(2,464)
                                        -------------            ----------

The investment category and duration of the Company's gross unrealized losses on fixed maturities and equity securities at December 31, 2005 were as follows:

                                                                                      12 MONTHS OR MORE
                                                 LESS THAN 12 MONTHSLIZED       FAIR              UNREALIZED
                                        FAIR VALUE               LOSSES         VALUE               LOSSES
--------------------------------------------------------------------------------------------------------------
FIXED MATURITIES
BONDS:
 United States Government and               $14,141                 $(181)            $48                  $(2)
  government agencies and authorities
 States, municipalities and political            --                    --           1,036                  (25)
  subdivisions
 Foreign governments                         10,156                  (165)            467                  (17)
 Public utilities                            84,348                (2,577)         12,454                 (399)
 All other corporate bonds                  447,496                (9,015)         28,249               (1,577)
 Mortgage backed securities                 168,489                (2,144)         44,631               (1,518)
                                        -----------            ----------       ---------            ---------
                TOTAL FIXED MATURITIES     $724,630              $(14,082)        $86,885              $(3,538)
                                        -----------            ----------       ---------            ---------
EQUITY SECURITIES
NON-REDEEMABLE PREFERRED STOCKS:
 Non-sinking fund preferred stocks          134,790                (2,979)         24,213               (1,295)
                                        -----------            ----------       ---------            ---------
               TOTAL EQUITY SECURITIES     $134,790               $(2,979)        $24,213              $(1,295)
                                        -----------            ----------       ---------            ---------

                                        12 MONTHS OR MORE
                                        UNREALIZED           TOTAL  UNREALIZED
                                        LOSSES IR VALUE               LOSSES
--------------------------------------  -------------------------------------------
FIXED MATURITIES
BONDS:
 United States Government and                    $14,189                 $(183)
  government agencies and authorities
 States, municipalities and political              1,036                   (25)
  subdivisions
 Foreign governments                              10,623                  (182)
 Public utilities                                 96,802                (2,976)
 All other corporate bonds                       475,745               (10,592)
 Mortgage backed securities                      213,120                (3,662)
                                             -----------            ----------
                TOTAL FIXED MATURITIES          $811,515              $(17,620)
                                             -----------            ----------
EQUITY SECURITIES
NON-REDEEMABLE PREFERRED STOCKS:
 Non-sinking fund preferred stocks               159,003                (4,274)
                                             -----------            ----------
               TOTAL EQUITY SECURITIES          $159,003               $(4,274)
                                             -----------            ----------

The total unrealized losses represent 2% of the aggregate fair value of the related securities at December 31, 2006 and 2005. Approximately 79% and 78% of these unrealized losses have been in a continuous loss position for less than twelve months in 2006 and 2005, respectively. The total unrealized losses are comprised of 518 and 543 individual securities with 95% and 97% of the individual securities having an unrealized loss of less than $200 in 2006 and 2005, respectively. The total unrealized losses on securities that were in a continuous unrealized loss position for greater than six months but less than 12 months were approximately $793 and $4,224 in 2006 and 2005, respectively. There were no securities with an unrealized loss of greater than $200 having a market value below 90% and 86% of book value at December 31, 2006 and 2005, respectively.

As part of the Company's ongoing monitoring process, the Company regularly reviews its investment portfolio to ensure that investments that may be other-than-temporarily impaired are identified on a timely basis and that any impairment is charged against earnings in the proper period. The Company has reviewed these securities and recorded $348, $266 and $131 of additional other-than-temporary impairments as of December 31, 2006, 2005 and 2004, respectively. Due to issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and their continued expectations to do so, as well as the Company's evaluation of the fundamentals of the issuers' financial condition, the Company believes that the prices of the securities in an unrealized loss position as of December 31, 2006 in the sectors discussed above were temporarily depressed primarily as a result of the prevailing level of interest rates at the time the securities were purchased. The Company has the intent and ability to hold these assets until the date of recovery.

The Company has made commercial mortgage loans, collateralized by the underlying real estate, on properties located throughout the United States. At December 31, 2006, approximately 42% of the outstanding principal balance of commercial mortgage loans was concentrated in the states of California, New York and Pennsylvania. Although the Company has a diversified loan portfolio, an economic downturn could have an adverse impact on the ability of its debtors to repay their loans. The outstanding balance of commercial mortgage loans range in size from $62 to $13,664 at December 31, 2006 and from $21 to $13,953 at December 31, 2005. The mortgage loan balance valuation allowance for losses was $2,705 and $12,831 at December 31, 2006 and 2005, respectively.

At December 31, 2006, loan commitments outstanding totaled approximately $11,995. Furthermore, at December 31, 2006, the Company is committed to fund additional capital contributions of $10,723 to joint ventures and to certain investments in limited partnerships.

The Company has short term investments and fixed maturities carried at $4,740 and $334,131 at December 31, 2006 and 2005, respectively, on deposit with various governmental authorities as required by law. The reason for the large decrease is due to the transfer of the Company's Canadian business to ALOC. See
Note 15 -- Related Party Transactions.

SECURITY LENDING

The Company engages in transactions in which fixed maturities, especially bonds issued by the United States Government, agencies, and U.S. Corporations, are loaned to selected broker/dealers. Collateral, greater than or equal to 102% of the fair value of the securities lent plus accrued interest, is received in the form of cash held by a custodian bank for the benefit of the Company. The Company monitors the fair value of securities loaned and the collateral received, with additional collateral obtained as necessary. The Company is subject to the risk of loss to the extent there is a loss in the investment of cash collateral. At December 31, 2006 and 2005, securities with a fair value of $172,528 and $370,272, respectively, were on loan to select brokers and are included in the Company's available for sale investment. At December 31, 2006 and 2005, collateral with a fair value of $176,937 and $384,141, respectively, is included in the Company's assets with offsetting liabilities.

4. INCOME TAXES

The Company and its subsidiaries are subject to U.S. tax and are part of a U.S. consolidated federal income tax return with the Parent. Information about the Company's current and deferred tax expense are as follows:

                                          YEARS ENDED DECEMBER 31,
                                    2006            2005            2004
--------------------------------------------------------------------------------
Current expense:
 Federal                            $94,368         $43,766         $35,244
 Foreign                                274             788             494
                                 ----------       ---------       ---------
          TOTAL CURRENT EXPENSE      94,642          44,554          35,738
                                 ----------       ---------       ---------
Deferred expense (benefit)
 Federal                             11,934          24,968          24,712
 Foreign                                 --            (730)           (618)
                                 ----------       ---------       ---------
         TOTAL DEFERRED EXPENSE      11,934          24,238          24,094
                                 ----------       ---------       ---------
       TOTAL INCOME TAX EXPENSE    $106,576         $68,792         $59,832
                                 ----------       ---------       ---------

International operations of the Company are subject to income taxes imposed by the jurisdiction in which they operate.

A reconciliation of the federal income tax rate to the Company's effective income tax rate follows:

                                                                                             DECEMBER 31,
                                                                           2006                  2005                  2004
---------------------------------------------------------------------------------------------------------------------------------
FEDERAL INCOME TAX RATE                                                     35.0%                 35.0%                 35.0%
RECONCILING ITEMS:
 Dividends received deduction                                               (2.1)                 (2.9)                 (2.7)
 Permanent nondeductible expenses                                           (0.3)                  0.2                   0.2
 Adjustment for deferred liabilities                                          --                    --                  (0.5)
 Change in reserve for prior year taxes                                      9.5                   4.8                   1.7
 Goodwill                                                                     --                   0.1                    --
 Other                                                                        --                    --                  (0.4)
                                                                           -----                 -----                 -----
EFFECTIVE INCOME TAX RATE:                                                  42.1%                 37.2%                 33.3%
                                                                           -----                 -----                 -----

The tax effects of temporary differences that result in significant deferred tax assets and deferred tax liabilities are as follows:

                                                             DECEMBER 31,
                                                        2006             2005
--------------------------------------------------------------------------------
DEFERRED TAX ASSETS:
 Policyholder and separate account reserves                $923          $21,485
 Accrued liabilities                                     11,881            3,837
 Investment adjustments                                     131            3,850
 Deferred acquisition costs                              26,794           10,858
 Deferred gains on reinsurance                           55,354           60,579
                                                      ---------       ----------
                           GROSS DEFERRED TAX ASSETS     95,083          100,609
                                                      ---------       ----------
DEFERRED TAX LIABILITIES:
 Unrealized gains on fixed maturities and equities       33,132           60,587
 Other liabilities                                       20,684           14,678
                                                      ---------       ----------
                      GROSS DEFERRED TAX LIABILITIES     53,816           75,265
                                                      ---------       ----------
                       NET DEFERRED INCOME TAX ASSET    $41,267          $25,344
                                                      ---------       ----------

At December 31, 2006, the Company and its subsidiaries had no capital loss carryforwards for U.S. federal income tax purposes.

5. PREMIUMS AND ACCOUNTS RECEIVABLE

Receivables are reported net of an allowance for uncollectible items. A summary of such receivables is as follows:

                                                     AS OF DECEMBER 31,
                                                    2006            2005
--------------------------------------------------------------------------------
Insurance premiums receivable                       $77,187         $82,263
Other receivables                                    28,023          12,829
Allowance for uncollectible items                    (6,612)         (6,526)
                                                  ---------       ---------
                                           TOTAL    $98,598         $88,566
                                                  ---------       ---------

6. STOCKHOLDER'S EQUITY

The Board of Directors of the Company has authorized 1,000,000 shares of common stock with a par value of $5 per share. All the shares are issued and outstanding as of December 31, 2006 and 2005. All the outstanding shares at December 31, 2006 are owned by the Parent (see Note 1). The Company paid dividends of $210,000, $180,000 and $76,250 at December 31, 2006, 2005 and 2004,
respectively.

The maximum amount of dividends which can be paid by the State of Iowa insurance companies to shareholders without prior approval of the Insurance Commissioner is subject to restrictions relating to statutory surplus (see Note 7).

7. STATUTORY INFORMATION

Statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the Iowa Department of Commerce. Prescribed Statutory Accounting Principles ("SAP") includes the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners ("NAIC") as well as state laws, regulations and administrative rules.

The principal differences between SAP and GAAP are: 1) policy acquisition costs are expensed as incurred under SAP, but are deferred and amortized under GAAP;
2) the value of business acquired is not capitalized under SAP but is under GAAP; 3) amounts collected from holders of universal life-type and annuity products are recognized as premiums when collected under SAP, but are initially recorded as contract deposits under GAAP, with cost of insurance recognized as revenue when assessed and other contract charges recognized over the periods for which services are provided; 4) the classification and carrying amounts of investments in certain securities are different under SAP than under GAAP; 5) the criteria for providing asset valuation allowances, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP;
6) the timing of establishing certain reserves, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP; 7) certain assets are not admitted for purposes of determining surplus under SAP;
8) methodologies used to determine the amounts of deferred taxes and goodwill are different under SAP than under GAAP; and 9) the criteria for obtaining reinsurance accounting treatment is different under SAP than under GAAP.

The Company's statutory net income and capital and surplus are as follows:

                                          YEARS ENDED AND AT DECEMBER 31,
                                       2006             2005             2004
--------------------------------------------------------------------------------
Statutory Net Income                  $212,898   (1)   $127,094         $127,187
                                    ----------  ---  ----------       ----------
Statutory Capital and Surplus         $515,105         $535,418         $602,875
                                    ----------       ----------       ----------

(1) The $212,898 net income in 2006 includes a gain of approximately $31,700, after-tax, resulting from the April 2006 transfer of the Company's Canadian insurance operations to an affiliated entity not subject to SAP and approximately $40,500, after-tax, from a settlement awarded to the Company in the fourth quarter of 2006 resulting from the successful resolution of a contract dispute with Progeny Marketing Innovations, a wholly-owned subsidiary of Cendant Corporation.

Insurance enterprises are required by state insurance departments to adhere to minimum risk-based capital ("RBC") requirements developed by the NAIC. The Company exceeds the minimum RBC requirements.

Dividend distributions to the Parent are restricted as to the amount by state regulatory requirements. A dividend is extraordinary when combined with all other dividends and distributions made within the preceding 12 months exceeds the greater of 10% of the insurers surplus as regards to policyholders on December 31 of the next preceding year, or the net gain from operations. In 2006, the Company declared and paid dividends of $210,000, of which all was extraordinary. In 2005, the Company declared and paid dividends of $180,000, of which $120,280 was ordinary and $59,720 was extraordinary. In 2004, the Company declared and paid dividends of $76,250, all of which were ordinary. The Company has the ability, under state regulatory requirements, to dividend up to $144,000 to its parent in 2007 without permission from Iowa regulators.

8. REINSURANCE

In the ordinary course of business, the Company is involved in both the assumption and cession of reinsurance with non-affiliated companies. The following table provides details of the reinsurance recoverables balance for the years ended December 31:

                                                        2006           2005
--------------------------------------------------------------------------------
Ceded future policyholder benefits and expenses        $1,212,991     $1,181,660
Ceded unearned premium                                     19,579         19,263
Ceded claims and benefits payable                          56,427         45,003
Ceded paid losses                                          14,623         15,104
                                                    -------------  -------------
                                             TOTAL     $1,303,620     $1,261,030
                                                    -------------  -------------

The effect of reinsurance on premiums earned and benefits incurred was as follows:

                                                                          YEARS ENDED DECEMBER 31,
                                                          2006                                           2005
                                          LONG           SHORT                           LONG           SHORT
                                        DURATION       DURATION          TOTAL         DURATION       DURATION          TOTAL
------------------------------------------------------------------------------------------------------------------------------------
Gross earned
 Premiums and other considerations      $384,626       $1,089,002      $1,473,628      $475,081       $1,360,420      $1,835,501
 Premiums assumed                         11,655         180,522         192,177         14,513         153,412         167,925
 Premiums ceded                         (291,700)         (7,285)       (298,985)      (276,240)        (16,415)       (292,655)
                                        --------       ---------       ---------       --------       ---------       ---------
         NET EARNED PREMIUMS AND OTHER  $104,581       $1,262,239      $1,366,820      $213,354       $1,497,417      $1,710,771
                        CONSIDERATIONS
                                        --------       ---------       ---------       --------       ---------       ---------
Gross policyholder
 Benefits                               $851,688        $710,890       $1,562,578      $877,175        $905,968       $1,783,143
 Benefits assumed                         36,405         179,652         216,057         39,758         159,283         199,041
 Benefits ceded                         (748,887)         (2,694)       (751,581)      (682,240)         (6,655)       (688,895)
                                        --------       ---------       ---------       --------       ---------       ---------
             NET POLICYHOLDER BENEFITS  $139,206        $887,848       $1,027,054      $234,693       $1,058,596      $1,293,289
                                        --------       ---------       ---------       --------       ---------       ---------

                                                YEARS ENDED DECEMBER 31,
                                                          2004
                                          LONG           SHORT
                                        DURATION       DURATION          TOTAL
--------------------------------------  ---------------------------------------------
Gross earned
 Premiums and other considerations      $512,103       $1,367,581      $1,879,684
 Premiums assumed                         18,383         160,827         179,210
 Premiums ceded                         (278,496)        (23,768)       (302,264)
                                        --------       ---------       ---------
         NET EARNED PREMIUMS AND OTHER  $251,990       $1,504,640      $1,756,630
                        CONSIDERATIONS
                                        --------       ---------       ---------
Gross policyholder
 Benefits                               $771,003        $935,771       $1,706,774
 Benefits assumed                         43,067         151,705         194,772
 Benefits ceded                         (545,646)         (3,761)       (549,407)
                                        --------       ---------       ---------
             NET POLICYHOLDER BENEFITS  $268,424       $1,083,715      $1,352,139
                                        --------       ---------       ---------

The Company had $127,789 and $126,940 of assets held in trusts as of December 31, 2006 and 2005, respectively, for the benefit of others related to certain reinsurance arrangements.

The Company utilizes ceded reinsurance for loss protection and capital management, business divestitures, client risk and profit sharing.

LOSS PROTECTION AND CAPITAL MANAGEMENT

As part of the Company's overall risk and capacity management strategy, the Company purchases reinsurance for certain risks underwritten by the Company, including significant individual or catastrophic claims, and to free up capital to enable the Company to write additional business.

Under indemnity reinsurance transactions in which the Company is the ceding insurer, the Company remains liable for policy claims if the assuming company fails to meet its obligations. To limit this risk, the Company has control procedures in place to evaluate the financial condition of reinsurers and to monitor the concentration of credit risk to minimize this exposure. The selection of reinsurance companies is based on criteria related to solvency and reliability and, to a lesser degree, diversification as well as on developing strong relationships with the Company's reinsurance partners for the sharing of risks.

BUSINESS DIVESTITURES

The Company has used reinsurance to exit certain businesses.

In 2005, the Parent signed an agreement with Forethought whereby the Company agreed to discontinue writing new preneed insurance policies in the United States via independent funeral homes and funeral home chains other than those owned and operated by SCI for a period of ten years. The Company will receive payments from Forethought over the next ten years based on the amount of business the Company transitions to Forethought.

In 2001, the Parent entered into a reinsurance agreement with The Hartford for the sale of its FFG division. The Company's reinsurance recoverable from The Hartford was $752,377 and $819,735 as of December 31, 2006 and 2005, respectively. The Company would be responsible to administer this business in the event of a default by the reinsurer. In addition, under the reinsurance agreement, The Hartford is obligated to contribute funds to increase the value of the separate account assets relating to modified guaranteed annuity business sold if such value declines below the value of the associated liabilities. If The Hartford fails to fulfill these obligations, the Company will be obligated to make these payments. Assets backing ceded liabilities related to these businesses are held in trust for the benefit of the Company and the separate accounts relating to the annuity business are still reflected as separate accounts in the Company's balance sheet.

In 2000, the Parent divested its LTC operations to John Hancock. The Company's reinsurance recoverable from John Hancock was $423,889 and $354,288 as of December 31, 2006 and 2005, respectively.

9. RESERVES

The following table provides reserve information by major lines of business as of December 31, 2006 and 2005:

                                                               DECEMBER 31, 2006
                                        FUTURE                                                       INCURRED
                                        POLICY                                                        BUT NOT
                                     BENEFITS AND               UNEARNED               CASE          REPORTED
                                       EXPENSES                 PREMIUMS             RESERVE         RESERVES
--------------------------------------------------------------------------------------------------------------
LONG DURATION CONTRACTS:
 Pre-funded funeral life
  insurance policies and
  investment-type annuity
  contracts                           $1,354,105                  $1,554                $4,643            $899
 Life insurance no longer
  offered                                278,578                     655                   730              26
 FFG and LTC disposed
  businesses                           1,110,516                  18,632                41,838           5,280
 All other                                 4,185                     514                14,019           7,439
SHORT DURATION CONTRACTS:
 Group term life                              --                   6,448               309,144          51,278
 Group disability                             --                   1,926             1,298,627         149,944
 Medical                                      --                   6,002                10,451          16,901
 Dental                                       --                   3,208                 3,331          18,392
 Credit life and disability                   --                       6                 1,505           4,279
                                      ----------                 -------            ----------       ---------
                          TOTAL       $2,747,384                 $38,945            $1,684,288        $254,438
                                      ----------                 -------            ----------       ---------

                                                               DECEMBER 31, 2005
                                        FUTURE                                                       INCURRED
                                        POLICY                                                        BUT NOT
                                     BENEFITS AND               UNEARNED               CASE          REPORTED
                                       EXPENSES                 PREMIUMS             RESERVE         RESERVES
-------------------------------  -----------------------------------------------------------------------------
LONG DURATION CONTRACTS:
 Pre-funded funeral life
  insurance policies and
  investment-type annuity
  contracts                           $1,740,023                  $1,940                $5,494          $1,125
 Life insurance no longer
  offered                                289,078                     687                   856              27
 FFG and LTC disposed
  businesses                           1,121,837                  18,964                30,533           2,689
 All other                                 3,639                     636                10,940           8,329
SHORT DURATION CONTRACTS:
 Group term life                              --                   5,824               312,096          55,832
 Group disability                             --                   1,913             1,269,320         162,413
 Medical                                      --                   6,360                13,263          21,041
 Dental                                       --                   3,561                 3,142          21,516
 Credit life and disability                   --                      95                 3,464          14,531
                                      ----------                 -------            ----------       ---------
                          TOTAL       $3,154,577                 $39,980            $1,649,108        $287,503
                                      ----------                 -------            ----------       ---------

The following table provides a roll forward of the claims and benefits payable for the Company's group term life and group disability lines of business. These are the Company's product lines with the most significant short duration claims and benefits payable balances.

                                                GROUP             GROUP
                                              TERM LIFE         DISABILITY
--------------------------------------------------------------------------------
BALANCE AS OF JANUARY 1, 2004, GROSS OF
 REINSURANCE                                    $368,873         $1,307,849
Less: Reinsurance ceded and other(1)                 (37)           (16,182)
                                              ----------       ------------
Balance as of January 1, 2004, net of
 reinsurance                                     368,836          1,291,667
Incurred losses related to:
 Current year                                    207,733            388,819
 Prior year's interest                             9,552             57,010
 Prior year(s)                                   (44,375)           (67,488)
                                              ----------       ------------
Total incurred losses                            172,910            378,341
Paid losses related to:
 Current year                                    130,901             67,214
 Prior year(s)                                    41,671            247,883
                                              ----------       ------------
Total paid losses                                172,572            315,097
Balance as of December 31, 2004, net of
 reinsurance                                     369,174          1,354,911
Plus: Reinsurance ceded and other(1)                  36             13,909
                                              ----------       ------------
BALANCE AS OF DECEMBER 31, 2004, GROSS OF
 REINSURANCE                                    $369,210         $1,368,820
                                              ----------       ------------
Less: Reinsurance ceded and other(1)                 (36)           (13,909)
                                              ----------       ------------
Balance as of January 1, 2005, net of
 reinsurance                                     369,174          1,354,911
Incurred losses related to:
 Current year                                    199,360            370,700
 Prior year's interest                             9,159             61,415
 Prior year(s)                                   (50,890)           (37,384)
                                              ----------       ------------
Total incurred losses                            157,629            394,731
Paid losses related to:
 Current year                                    121,059             69,114
 Prior year(s)                                    38,072            263,098
                                              ----------       ------------
Total paid losses                                159,131            332,212
Balance as of December 31, 2005, net of
 reinsurance                                     367,672          1,417,430
Plus: Reinsurance ceded and other(1)                 256             14,303
                                              ----------       ------------
BALANCE AS OF DECEMBER 31, 2005, GROSS OF
 REINSURANCE                                    $367,928         $1,431,733
                                              ----------       ------------
Less: Reinsurance ceded and other(1)                (256)           (14,303)
                                              ----------       ------------
Balance as of January 1, 2006, net of
 reinsurance                                     367,672          1,417,430
Incurred losses related to:
 Current year                                    188,983            373,609
 Prior year's interest                             9,575             62,270
 Prior year(s)                                   (54,438)           (78,352)
                                              ----------       ------------
Total incurred losses                            144,120            357,527
Paid losses related to:
 Current year                                    117,626             64,914
 Prior year(s)                                    34,156            271,526
                                              ----------       ------------
Total paid losses                                151,782            336,440
Balance as of December 31, 2006, net of
 reinsurance                                     360,010          1,438,517
Plus: Reinsurance ceded and other(1)                 412             10,054
                                              ----------       ------------
BALANCE AS OF DECEMBER 31, 2006, GROSS OF
 REINSURANCE                                    $360,422         $1,448,571
                                              ----------       ------------

(1) Reinsurance ceded and other includes claims and benefits payable balance that have either been [a] reinsured to third parties, [b] established for claims related expenses whose subsequent payment is not recorded as a paid claim, or [c] reserves established for obligations that would persist even if contracts were cancelled (such as extension of benefits), which cannot be analyzed appropriately under a roll-forward approach.

Claims and benefits payable include claims in process as well as provisions for incurred but not reported claims. Such amounts are developed using actuarial principles and assumptions that consider, among other things, contractual requirements, historical utilization trends and payment patterns, benefit changes, medical inflation, seasonality, membership, product mix, legislative and regulatory environment, economic factors, disabled life mortality and claim termination rates and other relevant factors. The Company consistently applies the principles and assumptions listed above from year to year, while also giving due consideration to the potential variability of these factors.

Since claims and benefits payable include estimates developed from various actuarial methods, the Company's actual losses incurred may be more or less than the Company's previously developed estimates. As shown in the table above, if the amounts listed on the line labeled "Incurred losses related to: Prior year" are negative (redundant) this means that the Company's actual losses incurred related to prior years for these lines were less than the estimates previously made by the Company. If the line labeled "Incurred losses related to: Prior year" are positive (deficient) this means that the Company's actual losses incurred related to prior years for these lines were greater than the estimates previously made by the Company.

The Group Term Life redundancies in all years are due to actual mortality rates running below those assumed in prior year reserves, and actual recovery rates running higher than those assumed in prior year reserves.

Group Disability claims and benefits payable show redundancies in all years due to actual claim recovery rates exceeding those assumed in prior year reserves.

LONG DURATION CONTRACTS

The Company's long duration contracts are comprised of pre-funded funeral life insurance policies and annuity contracts, life insurance policies no longer offered, and FFG and LTC disposed businesses. The principal products and services included in these categories are described in the summary of significant accounting polices (see Note 2).

PRENEED BUSINESS -- INDEPENDENT DIVISION

Interest and discount rates for pre-funded funeral life insurance are level, vary by year of issuance and product, and ranged from 4.7% to 7.3% in 2006 and 2005 before provisions for adverse deviation, which ranged from 0.2% to 0.5% in both 2006 and 2005.

Interest and discount rates for traditional life insurance no longer offered vary by year of issuance and products and were 7.5% grading to 5.3% over 20 years in 2006 and 2005 with the exception of a block of pre-1980 business which had a level 8.8% discount rate in both 2006 and 2005.

Mortality assumptions are based upon pricing assumptions and modified to allow provisions for adverse deviation. Surrender rates vary by product and are based upon pricing assumptions.

Future policy benefit increases on pre-funded funeral life insurance policies ranged from 1.0% to 7.0% in 2006 and 2005. Some policies have future policy benefit increases, which are guaranteed or tied to equal some measure of inflation. The inflation assumption for most of these inflation-linked benefits was 3.0% in both 2006 and 2005 with the exception of most policies issued in 2006 and 2005 where the assumption was 2.3%. Traditional life products issued by the PreNeed business have level benefits.

The reserves for annuities issued by the independent division are based on assumed interest rates credited on deferred annuities, which vary by year of issue, and ranged from 2.0% to 5.5% in 2006 and 2005. Withdrawal charges, if any, generally range from 7.0% to 0% and grade to zero over a period of seven years for business issued in the United States. Canadian annuity products have a surrender charge that varies by product series and premium paying period, typically grading to zero after all premiums have been paid.

FFG AND LTC

The reserves for FFG and LTC are included in the company's reserves in accordance with Statement of Financial Accounting Standards No. 113, ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT-DURATION AND LONG-DURATION CONTRACTS ("FAS 113"). The Company maintains an offsetting reinsurance recoverable related to these reserves (see note 8).

SHORT DURATION CONTRACTS

The Company's short duration contracts are comprised of group term life, group disability, medical, dental, and credit life and disability. The principal products and services included in these categories are described in the summary of significant accounting polices (see note 2).

The Company's short duration group disability category includes short and long term disability products. Claims and benefits payable for long-term disability have been discounted at 5.25%. The December 31, 2006 and 2005 liabilities include $1,410,711 and $1,376,793, respectively, of such reserves. The amount of discounts deducted from outstanding reserves as of December 31, 2006 and 2005 are $445,004 and $445,984, respectively.

10. FAIR VALUE DISCLOSURES

Statement of Financial Accounting Standards No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS ("FAS 107") requires disclosure of fair value information about financial instruments, as defined therein, for which it is practicable to estimate such fair value. These financial instruments may or may not be recognized in the consolidated balance sheets. In the measurement of the fair value of certain financial instruments, if quoted market prices were not available other valuation techniques were utilized. These derived fair value estimates are significantly affected by the assumptions used. Additionally, FAS 107 excludes certain financial instruments including those related to insurance contracts.

In estimating the fair value of the financial instruments presented, the Company used the following methods and assumptions:

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS: the carrying amount reported approximates fair value because of the short maturity of the instruments.

FIXED MATURITY SECURITIES: the fair value for fixed maturity securities, which includes both public and 144A securities, is based on quoted market prices, where available. For fixed maturity securities that are not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, excluding 144A securities, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments.

EQUITY SECURITIES: the fair value of equity securities and non-sinking fund preferred stocks is based on quoted market prices.

COMMERCIAL MORTGAGE LOANS AND POLICY LOANS: the fair values of mortgage loans are estimated using discounted cash flow analyses, based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Mortgage loans with similar characteristics are aggregated for purposes of the calculations. The carrying amounts of policy loans reported in the balance sheets approximate fair value.

OTHER INVESTMENTS: the fair values of joint ventures are based on financial statements provided by partnerships or members. The carrying amounts of the remaining other investments approximate fair value.

POLICY RESERVES UNDER INVESTMENT PRODUCTS: the fair values for the Company's policy reserves under the investment products are determined using cash surrender value.

COLLATERAL AND OBLIGATIONS UNDER SECURITIES LENDING: the fair values of securities lending assets and liabilities are based on quoted market prices.

SEPARATE ACCOUNT ASSETS AND LIABILITIES: separate account assets and liabilities are reported at their estimated fair values in the balance sheet.

OTHER ASSETS: a derivative instrument, the Consumer Price Index Cap, is recorded in other assets. The fair value of this derivative is based on quoted market prices.

                                                                        DECEMBER 31, 2006                DECEMBER 31, 2005
                                                                   CARRYING                         CARRYING
                                                                    VALUE            FAIR VALUE      VALUE            FAIR VALUE
---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
 Cash and cash equivalents                                            $75,233            $75,233       $19,042            $19,042
 Fixed maturities                                                   2,915,346          2,915,346     3,488,415          3,488,415
 Equity securities                                                    320,010            320,010       318,120            318,120
 Commercial mortgage loans on real estate                             750,283            774,030       758,966            815,753
 Policy loans                                                           7,840              7,840         9,773              9,773
 Short-term investments                                                48,141             48,141        80,329             80,329
 Collateral held under securities lending                             176,937            176,937       384,141            384,141
 Other investments                                                     87,323             87,323        61,024             61,024
 Other assets                                                           6,451              6,451         8,753              8,753
 Assets held in separate accounts                                   3,020,811          3,020,811     3,200,233          3,200,233
FINANCIAL LIABILITIES
 Policy reserves under investment products (Individual and
  group annuities, subject to discretionary withdrawal)              $355,178           $352,809      $616,733           $609,603
 Obligations under securities lending                                 176,937            176,937       384,141            384,141
 Liabilities related to separate accounts                           3,020,811          3,020,811     3,200,233          3,200,233

The fair value of the Company's liabilities for insurance contracts other than investment-type contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

11. RETIREMENT AND OTHER EMPLOYEE BENEFITS

The Parent sponsors a defined benefit pension plan and certain other post retirement benefits covering employees and certain agents who meet eligibility requirements as to age and length of service. Plan assets of the defined benefit plans are not specifically identified by each participating subsidiary. Therefore, a breakdown of plan assets is not reflected in these financial statements. The Company has no legal obligation for benefits under these plans. The benefits are based on years of service and career compensation. The Parent's pension plan funding policy is to contribute amounts to the plan sufficient to meet the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, plus additional amounts as the Parent may determine to be appropriate from time to time up to the maximum permitted, and to charge each subsidiary an allocable amount based on its employee census. Pension cost allocated to the Company amounted to $8,240, $7,881 and $9,409 for 2006, 2005 and 2004, respectively.

The Company participates in a contributory profit sharing plan, sponsored by the Parent, covering employees and certain agents who meet eligibility requirements as to age and length of service. Benefits are payable to participants on retirement or disability and to the beneficiaries of participants in the event of death. For employees hired on or before December 31, 2000, the first 3% of an employee's contribution is matched 200% by the Company. The second 2% is matched 50% by the Company. For employees hired after December 31, 2000, the first 3% of an employee's contribution is matched 100% by the Company. The second 2% is matched 50% by the Company. The amount expensed was $5,688, $5,656 and $5,462 for 2006, 2005 and 2004, respectively.

With respect to retirement benefits, the Company participates in other health care and life insurance benefit plans (postretirement benefits) for retired employees, sponsored by the Parent. Health care benefits, either through the Parent's sponsored retiree plan for retirees under age 65 or through a cost offset for individually purchased Medigap policies for retirees over age 65, are available to employees who retire on or after January 1, 1993, at age 55 or older, with 10 years or more service. Life insurance, on a retiree pay all basis, is available to those who retire on or after January 1, 1993. The Company made contributions to the postretirement benefit plans of $0, $0 and $1,767 in 2006, 2005 and 2004, respectively, as claims were incurred. During 2006, 2005 and 2004 the Company incurred expenses related to retirement benefits of $1,532, $1,505 and $4,333, respectively.

12. DEFERRED POLICY ACQUISITION COSTS

Information about deferred policy acquisition costs follows:

                                              DECEMBER 31,
                                2006             2005              2004
--------------------------------------------------------------------------------
Beginning Balance              $123,222          $116,060          $103,606
Transfer of Canadian
 Business                       (45,690)               --                --
Costs deferred                   27,874            78,432            78,106
Amortization                    (41,772)          (72,726)          (68,508)
Foreign currency
 translation                        (63)            1,456             2,856
                             ----------       -----------       -----------
             ENDING BALANCE     $63,571          $123,222          $116,060
                             ----------       -----------       -----------

13. GOODWILL AND VALUE OF BUSINESS ACQUIRED

Information about goodwill and value of business acquired (VOBA) are as follows:

                                        GOODWILL FOR THE YEAR ENDED                         VOBA FOR THE YEAR ENDED
                                                DECEMBER 31,                                     DECEMBER 31,
                                   2006             2005             2004            2006            2005            2004
---------------------------------------------------------------------------------------------------------------------------------
Beginning Balance                 $164,643         $156,143         $157,024         $33,965         $39,413         $45,710
 Transfer of Canadian Business      (7,817)              --               --          (2,692)             --              --
 Dental mergers (see Note 1)            --            8,594               --              --              --              --
 Acquisitions (Dispositions)            --             (340)              --              --              --              --
 Amortization, net of interest          --               --               --          (4,603)         (5,532)         (6,503)
  accrued
 Foreign Currency Translation           (9)             246             (881)             (3)             84             206
                                ----------       ----------       ----------       ---------       ---------       ---------
                ENDING BALANCE    $156,817         $164,643         $156,143         $26,667         $33,965         $39,413
                                ----------       ----------       ----------       ---------       ---------       ---------

As of December 31, 2006, the majority of the outstanding balance of VOBA relates to the Company's pre-funded funeral insurance business. VOBA in this segment assumes an interest rate ranging from 6.5% to 7.5%.

At December 31, 2006 the estimated amortization of VOBA for the next five years is as follows:

YEAR                                                                AMOUNT $
--------------------------------------------------------------------------------
2007                                                                  3,851
2008                                                                  3,051
2009                                                                  2,272
2010                                                                  1,799
2011                                                                  1,638

14. OTHER COMPREHENSIVE INCOME

The Company's components of other comprehensive income (loss) net of tax at December 31 are as follows:

                                                            FOREIGN CURRENCY        UNREALIZED GAINS        ACCUMULATED OTHER
                                                              TRANSLATION             (LOSSES) ON             COMPREHENSIVE
                                                               ADJUSTMENT              SECURITIES                 INCOME
---------------------------------------------------------------------------------------------------------------------------------
Balance at December 31, 2003                                      $3,933                 $152,469                 $156,402
Activity in 2004                                                   2,784                   13,489                   16,273
                                                                --------               ----------               ----------
Balance at December 31, 2004                                       6,717                  165,958                  172,675
Dental Merger (See Note 2)                                            --                       34                       34
Activity in 2005                                                     300                  (53,480)                 (53,180)
                                                                --------               ----------               ----------
Balance at December 31, 2005                                       7,017                  112,512                  119,529
Transfer of Canadian Business                                     (7,227)                 (11,729)                 (18,956)
Activity in 2006                                                     151                  (38,445)                 (38,294)
                                                                --------               ----------               ----------
Balance at December 31, 2006                                        $(59)                 $62,338                  $62,279
                                                                --------               ----------               ----------

15. RELATED PARTY TRANSACTIONS

The Company receives various services from the Parent and its affiliates. These services include assistance in benefit plan administration, corporate insurance, accounting, tax, auditing, investment, information technology and other administrative functions. The fees paid to the Parent for these services for years ended December 31, 2006, 2005 and 2004, were $36,181, $32,103 and $27,940, respectively. Net expenses paid to affiliates were $33,245, $38,846 and $34,462, for the years ended December 31, 2006, 2005 and 2004. Information technology expenses were $44,470, $56,866 and $51,295 for years ended December 31, 2006, 2005 and 2004, respectively.

Administrative expenses allocated for the Company may be greater or less than the expenses that would be incurred if the Company were operating on its own.

The Company assumes pre-funded funeral business from its affiliate, United Family Life Insurance Company ("UFL"). The Company has assumed premium from UFL of $9,838, $12,215 and $15,136 in 2006, 2005 and 2004, respectively. The Company assumed $548,472 and $572,790 of reserves in 2006 and 2005, respectively, from UFL.

The Company assumes group disability business from its affiliate, Union Security Life Insurance Company of New York ("USLIC"). The Company assumed $6,916, $6,588 and $6,526 of premium from USLIC in 2006, 2005 and 2004, respectively. The Company assumed $29,151 and $24,879 of reserves in 2006 and 2005, respectively, from USLIC.

On April 1, 2006, the Company transferred the assets and liabilities related to its Canadian operations to ALOC, an indirectly wholly owned subsidiary of the Parent, in exchange for ALOC common stock equal to the fair value of the net assets transferred. The Company transferred assets of approximately $473,000 and liabilities of approximately $400,000 related to its Canadian operations to ALOC for the purpose of re-domesticating its Canadian operations to Canada. In return, the Company received approximately $75,000 of ALOC common stock which was then sold to the Parent. In addition, there was a reinsurance agreement between the Company and ALOC for the existing insurance in force in which the Company was relieved of any liability to the insured. As a result of these transactions, the Company recognized an increase to equity of approximately $2,000.

16. COMMITMENTS AND CONTINGENCIES

The Company and its subsidiaries lease office space and equipment under operating lease arrangements. Certain facility leases contain escalation clauses based on increases in the lessors' operating expenses. At December 31, 2006, the aggregate future minimum lease payment under operating lease agreements that have initial or non-cancelable terms in excess of one year are:

2007                                                                      $8,350
2008                                                                       7,670
2009                                                                       6,531
2010                                                                       6,092
2011                                                                       5,032
Thereafter                                                                   625
                                                                       ---------
                                  TOTAL MINIMUM FUTURE LEASE PAYMENTS    $34,300
                                                                       ---------

Rent expense was $8,713, $9,699 and $10,904 for 2006, 2005 and 2004
respectively.

The Company is regularly involved in litigation in the ordinary course of business, both as a defendant and as a plaintiff. The Company may from time to time be subject to a variety of legal and regulatory actions relating to the Company's current and past business operations. While the Company cannot predict the outcome of any pending or future litigation, examination or investigation, the Company does not believe that any pending matter will have a material adverse effect on the Company's business, financial condition or results of operations.

                                     PART C

                               OTHER INFORMATION

ITEM 26.  EXHIBITS

(a) Resolution of the Board of Directors of Fortis Benefits Insurance Company ("Fortis") authorizing the establishment of the Separate Account.(1)
(b)    Not Applicable.
(c)    Principal Underwriter and Servicing Agreement.(1)
(d)    Form of Variable Life Insurance Policy.(2)
(e)    Form of Application for Variable Life Insurance Policy.(1)
(f)    (1)    Restated Articles of Incorporation of Fortis Benefits Insurance
              Company(3)
       (2)    Articles of Amendment of Union Security Insurance Company(5)
       (3)    Restated Bylaws of Fortis Benefits Insurance Company(3)
       (4)    Amendment to the Restated Bylaws of Union Security Insurance
              Company(5)
(g)    Form of Reinsurance Contract.(4)
(h)    Form of Participation Agreement.(4)
(i)    Not Applicable.
(j)    Not Applicable.
(k) Opinion and consent of Douglas R. Lowe, corporate counsel of Union Security Insurance Company.
(l)    Not Applicable.
(m)    Not Applicable.
(n)    (1)    Consent of PricewaterhouseCoopers LLP, Independent Registered
              Public Accounting Firm.
       (2)    Consent of Deloitte & Touche LLP.
(o)    No financial statement will be omitted.
(p)    Not Applicable.
(q)    Memorandum describing transfer and redemption procedures.(6)
(r)    Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement File No. 33-65243 filed with the Commission on April 22, 2002.

(2) Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement File No. 33-03919 filed with the Commission on April 22, 2002.

(3) Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement File No. 333-79701 filed with the Commission on April 15, 2005.

(4) Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement File No. 333-79701, filed with the commission on April 19, 2002.

(5) Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement File No. 333-69327 filed with the Commission on December 12, 2005.

(6) Incorporated by reference to the Pre-Effective Amendment No. 2 to the Registration Statement File No. 33-65243, filed with the Securities and Exchange Commission on May 29, 1996.

ITEM 27.  OFFICERS AND DIRECTORS.

                                                            POSITION AND OFFICES
NAME AND ADDRESS                                               WITH DEPOSITOR
------------------------------------------------------------------------------------------------------------
Philip Bruce Camacho(1)         President and Chief Executive Officer, Director
Michael John Peninger(2)        Executive Vice President (President & CEO - AEB), Director
Robert B. Pollock(1)            Chairman of the Board, Director
S. Craig Lemasters(3)           Director
Lesley G. Silvester(1)          Director
Peter A. Walker(1)              Treasurer

------------

(1)  Address: Assurant, Inc., One Chase Manhattan Plaza, New York, NY 10005.

(2)  Address: 2323 Grand Boulevard, Kansas City, MO 64108.

(3)  Address: 260 Interstate North Circle NW, Atlanta, GA 30339

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement, File No. 33-65243, filed on April 9, 2007.

ITEM 29:  INDEMNIFICATION

     Union Security's By-Laws provide for indemnity and payment of expenses of Union Security's officers, directors and employees in connection with certain legal proceedings, judgments, and settlements arising by reason of their service as such, all to the extent and in the manner permitted by law. Applicable Iowa law generally permits payment of such indemnification and expenses if the person seeking indemnification has acted in good faith and in a manner that he reasonably believed to be in the best interests of the Company and if such person has received no improper personal benefit, and in a criminal proceeding, if the person seeking indemnification also has no reasonable cause to believe his conduct was unlawful.

     There are agreements in place under which the underwriter and affiliated persons of the Registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the Contracts; provided however, that so such indemnity will be made to the underwriter or affiliated persons of the Registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITERS

       (a) Woodbury Financial Services, Inc. acts as the principal underwriter for the following registered investment companies:

     Union Security Life Insurance Company of New York - Separate Account A

     Union Security Insurance Company - Variable Account C

     Union Security Insurance Company - Variable Account D

     (b) Officers and Directors of Woodbury Financial Services, Inc.:

NAME AND PRINCIPAL
BUSINESS ADDRESS                                                 TITLE
--------------------------------------------------------------------------------------------------------
Richard Fergesen*              Chief Financial Officer, Senior Vice President and Financial Principal
Walter R. White*               Chief Operating Officer, Director
Brian Murphy*                  President and Chief Executive Officer, Director
Michael G. Brennan*            Chief Compliance Officer and Assistant Secretary
Mark Sides*                    Chief Legal Officer
John C. Walters**              Director
Richard G. Costello***         Vice President and Secretary

------------

*   Address: 500 Bielenberg Drive, Woodbury, MN 55125

**  Address: 200 Hopmeadow Street, Simsbury, CT 06089

*** Address: Hartford Plaza, Hartford, CT 06115

       (c)  None.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

     The accounts, books, records or other documents required to be kept by
     Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the following:

Union Security Insurance Company:                         576 Bielenberg Drive, Woodbury, MN 55125
Woodbury Financial Services, Inc.:                        500 Bielenberg Drive, Woodbury, MN 55125
Hartford Administrative Services Company                  500 Bielenberg Drive, Woodbury, MN 55125

ITEM 32.  MANAGEMENT SERVICES

     Effective April 1, 2001, Fortis (as of September 6, 2005, known as Union Security Insurance Company) contracted the administrative servicing obligations for the contracts to Hartford Life and Annuity Insurance Company ("Hartford Life"), a subsidiary of The Hartford Financial Services Group. Although Union Security Insurance Company remains responsible for all contract terms and conditions, Hartford Life is responsible for servicing the contracts, including the payment of benefits, oversight of investment management of the assets supporting the general account portion of the contract and overall contract administration. This was part of a larger transaction whereby Hartford Life reinsured all of the individual life insurance and annuity business of Union Security Insurance Company.

ITEM 33.  REPRESENTATION OF REASONABLENESS OF FEES

     Union Security hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Union Security.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 9th day of April, 2007.

VARIABLE ACCOUNT C
(Registrant)

By:    Philip B. Camacho                    *By:   /s/ Jerry K. Scheinfeldt
       -----------------------------------         -----------------------------------
       Philip B. Camacho,                          Jerry K. Scheinfeldt
       President*                                  Attorney-in-Fact

UNION SECURITY INSURANCE COMPANY
(Depositor)

By:    Philip B. Camacho
       -----------------------------------
       Philip B. Camacho,
       President*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Robert B. Pollock,
  Chairman of the Board,
  Director*
S. Craig Lemasters
  Director*
Philip B. Camacho, President and Director
  Chief Executive Officer*
Michael John Peninger
  Executive Vice President, Director*                              *By:   /s/ Jerry K. Scheinfeldt
                                                                          -----------------------------------
Peter A. Walker                                                           Jerry K. Scheinfeldt
  Treasurer*                                                              Attorney-in-Fact
Lesley G. Silvester                                                Date:  April 9, 2007
  Director*

33-28551

                                 EXHIBIT INDEX

      1.1  Opinion and Consent of Douglas R. Lowe, Esq., Corporate Counsel of Union Security Insurance Company.
      1.2  Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm.
      1.3  Consent of Deloitte & Touche LLP.
      1.4  Copy of Power of Attorney.